File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No. 14                                 (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
          Amendment No. 107                                               (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          5701 Golden Hills Drive, Minneapolis, MN               55416-1297
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297


It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485
     _X_ on Novembver 5, 2001  pursuant  to  paragraph  (b) of Rule 485
     ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Immediate Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                   Location
--------                                                   --------

                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Summary

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses

Item 7.   General Description of Registrant,
          Depositor, and Portfolio Companies . . . . . .   The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments (The
                                                           Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information


                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                                   Location
--------                                                   --------

                                 PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------


This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is issued by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

The annuity offers the Investment Options listed below, and a Fixed Payment Option of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Payment Option). The Fixed Payment Option and one or more of the Investment Options may not be available in your state.

ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund


AZOA (ALLIANZ OF AMERICA, INC.)

AZOA Diversified Assets Fund*
AZOA Fixed Income Fund*
AZOA Global Opportunities Fund*
AZOA Growth Fund*
AZOA Money Market Fund*


FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund Franklin Small Cap Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Fund - 2005
Franklin Zero Coupon Fund - 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Growth Securities Fund
Templeton Developing Markets Securities Fund
Templeton International Securities Fund
USAZ Templeton Developed Markets Fund


PIMCO

PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

PRUDENTIAL

SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


USAZ

USAZ American Growth Fund*/**
USAZ Growth Fund*/**


VAN KAMPEN


USAZ Van Kampen Aggressive Growth Fund*
USAZ Van Kampen Comstock Fund*
USAZ Van Kampen Growth and Income Fund*
USAZ Van Kampen Growth Fund*
Van Kampen LIT Emerging Growth Portfolio*



*The Investment Option name has changed as of the date of this prospectus as follows:

              Current Name                                    Previous Name
--------------------------------------------------------------------------------
AZOA Diversified Assets Fund             USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund                   USAllianz VIP Fixed Income Fund
AZOA Global Opportunities Fund           USAllianz VIP Global Opportunities Fund
AZOA Growth Fund                         USAllianz VIP Growth Fund
AZOA Money Market Fund                   USAllianz VIP Money Market Fund
USAZ  American Growth Fund               USAllianz American Growth Fund
USAZ  Growth Fund                        USAllianz Strategic Growth Fund
USAZ Van Kampen Aggressive Growth Fund   USAllianz Aggressive Growth Fund
USAZ Van Kampen Comstock Fund            USAllianz Comstock Fund
USAZ Van Kampen Growth and Income Fund   USAllianz Growth and Income Fund
USAZ Van Kampen Growth Fund              USAllianz Capital Growth Fund

*This Investment Option is sub-advised by Van Kampen Asset Management Inc.(Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.


To learn more about theannuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated November 5, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at: 1-800-542-5427 or write us at: Allianz Life Insurance Company of North America 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.

The Variable Annuity Contract involves certain risks, and you may lose money. The Contracts:


o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency o are not guaranteed and may be subject to loss of principal.


The Valuemark Income Plus Immediate Variable
Annuity Contracts:

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different. Dated: November 5, 2001.


TABLE OF CONTENTS
-------------------------------------
Index of Terms                                      4


Summary                                             5

Fee Table                                           7

1.       The Valuemark Income Plus Immediate
     Variable Annuity Contract                     12


2. Ownership                                       12



    Contract Owner/Annuitant                       12

    Joint Owner/Joint Annuitant                    12

    Beneficiary                                    12

    Assignment                                     12

3. Annuity Payments (The Payout Phase)             13
    Income Date                                    13

    Annuity Payments                               13

    Assumed Investment Return                      13

    Annuity Options                                13

4. Purchase                                        14

    Purchase Payment                               14

    Allocation of Purchase Payment                 14


    Tax - Free Section 1035 Exchanges              15


    Free Look                                      15

    VIP Units                                      15

5.Investment Options                               16


     Substitution and Limitation on Further        17

     Investments

    Transfers                                      18
      Telephone Transfers                          18

    Excessive Trading                              18

    Voting Privileges                              18

    Substitution                                   18

6.Expenses                                         19

    Insurance Charges                              19
      Mortality and Expense Risk Charge            19
      Administrative Expense Charge                19

    Commutation Fee                                19

    Premium Taxes                                  19

    Income Taxes                                   19

    Investment Option Expenses                     19

7.Taxes                                            19

    Annuity Contracts in General                   19

    Qualified and Non-Qualified Contracts          20

    Liquidations - Non-Qualified Contracts         20

    Liquidations - Qualified Contracts             20

    Death Benefits                                 21

    Diversification                                21

8. Access to Your Money                            22

    Suspension of Payments or Transfers            22

9. Performance                                     23

10. Death Benefit                                  23

    Death of Beneficiary                           23

11. Other Information                              23

    Allianz Life                                   23

    The Separate Account                           23

    Distribution                                   23

    Administration                                 24

    Financial Statements                           25

Table of Contents of the Statement of
Additional Information                             25

    Privacy Notice                                 25

Appendix A - Condensed Financial
Information                                        26



Appendix B - Illustration of
Annuity Income                                     31

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                   Page                                Page

Annuitant                            12        Joint Annuitant          12

Annuity Calculation Date             15        Joint Owner              12

Annuity Options                      13        Non-Qualified            18

Annuity Payments                     13        Payout Phase             13


Annuity Unit                         15        Purchase Payment         14


Assumed Investment Return (AIR)      13        Qualified                18


Beneficiary                          12        Tax Deferral             18


Contract                             12        Total Liquidation Value  22


Contract Owner                       12        Investment Option        12

Fixed Payment Option                 12        VIP Unit                 15


Income Date                          13

SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:


The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Investment Options and the Allianz Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

You can purchase the Contract as a Non-Qualified Contract or under a pension or retirement plan (Qualified Plan) qualified under sections of the Internal Revenue Code (Code) -- e.g., Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (referred to as 403(b) contracts), pension and profit-sharing plans (including 401(k) plans and H.R. 10 plans)..

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms that use the Contracts as a funding vehicle for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in the prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan

Contract features are not available in all states.


ANNUITY PAYMENTS:


When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or both. If you choose to have any part of your Annuity Payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Investment Options.



PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:


You can put your money in the Investment Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option (not available in all states). Your income will fluctuate up or down based on the Investment Options' performance. No minimum payment amount is guaranteed. You can make transfers between the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee, which is a percentage of the amount liquidated (withdrawn), or as set forth in your contract. If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply.

You currently can make as many transfers as you want each year. Allianz Life may limit this in the future. However, you will always be allowed at least 6 transfers each year. There are also annual Investment Option operating expenses, which vary depending upon the Investment Options you select. In 2000, these expenses ranged from 0.32% to 1.64% of the average daily value of the Investment Options. Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your Purchase Payment (depending upon the state).


TAXES:


Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.


ACCESS TO YOUR MONEY:


Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Limitation to withdrawals may apply to certain Qualified Contracts.


DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).


PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."


INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

USAllianz Service Center
300 Berwyn Park
P.O. Box 3031
Berwyn, Pennsylvania 19312-0031
(800) 792-7198

FEE TABLE
--------------------------------------------------------------------------------



The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.
CONTRACT OWNER TRANSACTION FEES


Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                           Contract Year    Charge

                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                             6 (& thereafter)   1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.


Separate Account Annual Expenses
(as a percentage of average daily account value)

Mortality and Expense Risk Charge ..................  1.25%

Administrative Expense Charge ......................   .15%
                                                       ----

Total Separate Account Annual Expense ..............  1.40%

Investment Option ANNUAL EXPENSEs
(as a percentage of the Investment Options' average daily net assets). See the accompanying Investment Option prospectuses for more information.*

                                                                                            Total Annual
                                                                                      Other Expenses      Expenses
                                                                                      (after waivers/  (after waivers/
                                                                                    reimbursements,  reimbursements,
 Investment Option                                               Management Fees       12b-1 Fees**       as noted)        as noted)
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund1                           .85%              .25%             --             1.10%

USAZ Alliance Capital Large Cap Growth Fund1                            .85%              .25%             --             1.10%

USAZ Alliance Capital Technology Fund1                                 1.00%              .25%             --             1.25%

AZOA Diversified Assets Fund2                                           .55%              .25%           .20%             1.00%

AZOA Fixed Income Fund2                                                 .50%              .25%            --               .75%

AZOA Global Opportunities Fund2                                         .95%              .25%           .31%             1.51%

AZOA Growth Fund2                                                       .65%              .25%            --               .90%

AZOA Money Market Fund2                                                 .35%              .25%           .30%              .90%

Franklin Global Communications Securities Fund, Class 13                .48%               --            .04%              .52%

Franklin Growth and Income Securities Fund, Class 13                    .48%               --            .02%              .50%

Franklin High Income Fund, Class 13                                     .55%               --            .02%              .57%

Franklin Income Securities Fund, Class 13                               .49%               --            .01%              .50%

Franklin Large Cap Growth Securities Fund, Class 13                     .75%               --            .03%              .78%

Franklin Real Estate Fund, Class 13                                     .58%               --            .02%              .60%

Franklin Rising Dividends Securities Fund, Class 13                     .75%               --            .03%              .78%

Franklin S&P 500 Index Fund, Class 14                                   .14%               --            .18%              .32%

Franklin Small Cap Fund, Class 15/6                                     .49%               --            .28%              .77%

Franklin U.S. Government Fund, Class 13                                 .51%               --            .01%              .52%

Franklin Value Securities Fund, Class 15                                .58%               --            .26%              .84%

Franklin Zero Coupon Fund - 2005, Class 13                              .63%               --            .03%              .66%

Franklin Zero Coupon Fund - 2010, Class 13                              .63%               --            .02%              .65%

Mutual Discovery Securities Fund , Class 1                              .80%               --            .22%             1.02%

Mutual Shares Securities Fund, Class 1                                  .60%               --            .20%              .80%

Templeton Developing Markets Securities Fund, Class 1                  1.25%               --            .31%             1.56%

Templeton Growth Securities Fund, Class 13                              .81%               --            .07%              .88%

Templeton International Securities Fund, Class 1                        .67%               --            .20%              .87%

USAZ Templeton Developed Markets Fund1                                  .88%              .25%           .12%             1.25%

PIMCO VIT High Yield Bond Portfolio, Admin.Class8                       .25%               --            .50%              .75%

PIMCO VIT StocksPLUS Growth and Income Portfolio, Admin.Class8          .40%               --            .25%              .65%

PIMCO VIT Total Return Bond Portfolio, Admin.Class8                     .25%               --            .40%              .65%

USAZ PIMCO Growth and Income Fund1                                      .75%              .25%           .10%             1.10%

USAZ PIMCO Renaissance Fund1                                            .75%              .25%           .10%             1.10%

USAZ PIMCO Value Fund1                                                  .75%              .25%           .10%             1.10%

SP Jennison International Growth Portfolio, Class 27                    .85%              .25%           .54%             1.64%

SP Strategic Partners Focused Growth Portfolio, Class 27                .90%              .25%           .26%             1.41%

USAZ American Growth Fund1                                              .75%              .25%           .10%             1.10%

USAZ Growth Fund1                                                       .85%              .25%             --             1.10%

USAZ Van Kampen Aggressive Growth Fund1                                 .80%              .25%           .20%             1.25%

USAZ Van Kampen Comstock Fund1                                          .68%              .25%           .27%             1.20%

USAZ Van Kampen Growth and Income Fund1                                 .68%              .25%           .17%             1.10%

USAZ Van Kampen Growth Fund1                                            .75%              .25%           .20%             1.20%

Van Kampen LIT Emerging Growth Portfolio, Class 2                       .69%              .25%           .06%             1.00%
------------------------------------------------------------------------------------------------------------------------------------




*The fee and expense information regarding the Investment Options was provided by the Investment Adviser, and Allianz Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the AZOA Funds, USAZ Funds and the PIMCO Portfolios, neither the Investment Options nor their Advisers are affiliated with Allianz Life.

**The 12b-1 fees cover certain  distribution  and shareholder  support  services
provided  by  the  companies  selling  Contracts.   Our  principal  underwriter,
USAllianz Investor Services, LLC, will receive 12b-1 fees.


1. The USAZ American Growth Fund, USAZ Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth Fund, and the USAZ Van Kampen Growth and Income Fund commenced operations as of May 1, 2001. The USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Growth and Income Fund, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, and the USAZ Templeton Developed Markets Fund commenced operations as of the date of this prospectus. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total fund expenses would be estimated as follows: USAZ American Growth Fund 1.50%, USAZ Growth Fund 1.60%, USAZ Alliance Capital Growth and Income Fund 1.75%,USAZ Alliance Capital Large Cap Growth Fund 1.75%, USAZ Alliance Capital Technology Fund 1.75%, USAZ PIMCO Growth and Income Fund 1.50%, USAZ PIMCO Renaissance Fund 1.50%, USAZ PIMCO Value Fund 1.50%, USAZ Templeton Developed Markets Fund 1.63%, USAZ Van Kampen Aggressive Growth Fund 1.55%, USAZ Van Kampen Comstock Fund 1.43%, USAZ Van Kampen Growth and Income Fund 1.43%, and the USAZ Van Kampen Growth Fund 1.50%.

2 Certain expenses of the AZOA Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total Investment Option expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the Fixed Income Fund, 2.62% for the Global Opportunities Fund , 1.99% for the Growth Fund, and 1.51% for the Money Market Fund. The AZOA Global Opportunities Fund and the AZOA Money Market Fund commenced operations on February 1, 2000. The expenses shown for these Investment Options are therefore estimated for the current fiscal year. There is no assurance that AZOA will continue this policy in the future.

3 The Fund Investment Option fee is paid indirectly through the management fee.

4. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Investment Option so that total annual Investment Option operating expenses does not exceed 0.55% ,of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager also has agreed in advance to make estimated reductions of 0.01% of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. The manager is required by the Investment Option's Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Funds invest in a Franklin Templeton money fund. Without this reduction, the total annual Investment Option operating expense is estimated to be 0.33%.


5 For the Franklin Small Cap and Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.04% and 0.02%, respectively, of their fees to reflect reduced services resulting from the Investment Option's investment in a Franklin Templeton money fund. These reductions are required by the Investment Option's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, the total annual Investment Option operating expenses are estimated to be 0.81% and 0.86%, respectively.

6 Total annual Investment Option operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

7 Because this is the first year of operation for all "SP" portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect, and the table shows total expenses with these expense reimbursements. These expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, other and total operating estimated expenses would have been 0.45% and 1.70%, respectively for the SP Jennison International Growth Portfolio, and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.


8 "Other Expenses" reflect a 0.35% administrative fee and a 0.15% service fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75%, 0.66% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

EXAMPLES


The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return. Premium taxes are not reflected in the tables. Premium taxes may apply.
For additional information, see Section 5 - "Expenses" and the accompanying Investment Option prospectuses.
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:


                                                     1 Year             3 Years           5 Years         10 Years
--------------------------------------------------------------------------------------------------------------------

USAZ Alliance  Capital Growth and Income Fund          $70                $96              $111              $158
USAZ Alliance Capital Large Cap Growth Fund            $70                $96              $111              $158
USAZ Alliance Capital Technology Fund                  $70               $107              $149              $308
AZOA  Diversified Assets Fund                          $69                $93              $108              $153
AZOA  Fixed Income Fund                                $67                $87               $98              $139
AZOA  Global Opportunities Fund                        $73               $105              $126              $181
AZOA  Growth Fund                                      $68                $91              $104              $147
AZOA  Money Market Fund                                $68                $91              $104              $147
Franklin Global Communications Securities Fund         $65                $82               $90              $125
Franklin Growth and Income Securities Fund             $64                $81               $89              $124
Franklin High Income Fund                              $65                $83               $92              $128
Franklin Income Securities Fund                        $64                $81               $89              $124
Franklin Large Cap Growth Securities Fund              $67                $88              $100              $140
Franklin Real Estate Fund                              $65                $84               $93              $130
Franklin Rising Dividends Securities Fund              $67                $88              $100              $140
Franklin S&P 500 Index Fund                            $63                $77               $82              $114
Franklin Small Cap Fund                                $67                $88               $99              $140
Franklin U.S. Government Fund                          $65                $82               $90              $125
Franklin Value Securities Fund                         $67                $89              $102              $144
Franklin Zero Coupon Fund - 2005                       $66                $85               $95              $133
Franklin Zero Coupon Fund - 2010                       $66                $85               $95              $133
Mutual Discovery Securities Fund                       $69                $94              $108              $154
Mutual Shares Securities Fund                          $67                $89              $100              $141
Templeton Developing Markets Securities Fund           $73               $107              $128              $183
Templeton Growth Securities Fund                       $68                $90              $103              $146
Templeton International Securities Fund                $68                $90              $103              $145
USAZ Templeton Developed Markets Fund                  $70               $107              $149              $308
PIMCO VIT High Yield bond Portfolio                    $67                $87               $98              $139
PIMCO VIT StocksPLUS Growth and Income Portfolio       $66                $85               $95              $133
PIMCO VIT Total Return Bond Portfolio                  $66                $85               $95              $133
USAZ PIMCO Growth and Income Fund                      $70                $96              $111              $158
USAZ PIMCO Renaissance Fund                            $70                $96              $111              $158
USAZ PIMCO Value Fund                                  $70                $96              $111              $158
SP Jennison International Growth Portfolio*            $74               $108              $131              $187
SP Strategic Partners Focused Growth Portfolio*        $72               $103              $123              $175
USAZ American Growth Fund*                             $70                $96              $111              $158
USAZ Growth Fund*                                      $70                $96              $111              $158
USAZ Van Kampen Aggressive Growth Fund*                $71                $99              $117              $166
USAZ Van Kampen Comstock Fund*                         $70                $98              $115              $164
USAZ Van Kampen Growth and Income Fund*                $70                $96              $111              $158
USAZ Van Kampen Growth Fund*                           $70                $98              $115              $164
Van Kampen LIT  Emerging Growth Portfolio*             $69                $93              $108              $153

*Estimated



You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                     1 Year             3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------
USAZ Alliance  Capital Growth and Income Fund          $23                $64               $98              $155
USAZ Alliance Capital Large Cap Growth Fund            $23                $64               $98              $155
USAZ Alliance Capital Technology Fund                  $24                $66              $102              $160
AZOA  Diversified Assets Fund                          $22                $61               $94              $149
AZOA  Fixed Income Fund                                $20                $55               $85              $135
AZOA  Global Opportunities Fund                        $27                $74              $113              $177
AZOA  Growth Fund                                      $21                $59               $91              $144
AZOA  Money Market Fund                                $21                $59               $91              $144
Franklin Global Communications Securities Fund         $18                $49               $76              $122
Franklin Growth and Income Securities Fund             $18                $49               $76              $121
Franklin High Income Fund                              $18                $51               $78              $125
Franklin Income Securities Fund                        $18                $49               $76              $121
Franklin Large Cap Growth Securities Fund              $20                $56               $86              $137
Franklin Real Estate Fund                              $18                $51               $79              $126
Franklin Rising Dividends Securities Fund              $20                $56               $86              $137
Franklin S&P 500 Index Fund                            $16                $44               $69              $110
Franklin Small Cap Fund                                $20                $56               $86              $136
Franklin U.S. Government Fund                          $18                $49               $76              $122
Franklin Value Securities Fund                         $21                $57               $88              $140
Franklin Zero Coupon Fund - 2005                       $19                $53               $82              $130
Franklin Zero Coupon Fund - 2010                       $19                $53               $81              $129
Mutual Discovery Securities Fund                       $22                $62               $95              $150
Mutual Shares Securities Fund                          $20                $56               $87              $138
Templeton Developing Markets Securities Fund           $27                $75              $115              $180
Templeton Growth Securities Fund                       $21                $58               $90              $143
Templeton International Securities Fund                $21                $58               $90              $142
USAZ Templeton Developed Markets Fund                  $24                $66              $102              $160
PIMCO VIT High Yield Bond Portfolio                    $20                $55               $87              $138
PIMCO VIT StocksPLUS Growth and Iincome Fund           $19                $53               $81              $129
PIMCO VIT Total Return Bond Portfolio                  $19                $53               $81              $129
USAZ PIMCO Growth and Income Fund                      $23                $64               $98              $155
USAZ PIMCO Renaissance Fund                            $23                $64               $98              $155
USAZ PIMCO Value Fund                                  $23                $64               $98              $155
SP Jennison International Growth Portfolio*            $28                $77              $118              $184
SP Strategic Partners Focused Growth Portfolio*        $26                $72              $110              $172
USAZ American Growth Fund*                             $23                $64               $98              $155
USAZ Growth Fund*                                      $23                $64               $98              $155
USAZ Van Kampen Aggressive Growth Fund*                $24                $68              $104              $163
USAZ Van Kampen Growth Fund*                           $24                $66              $102              $160
USAZ Van Kampen Comstock Fund*                         $24                $66              $102              $160
USAZ Van Kampen Growth and Income Fund*                $23                $64               $98              $155
Van Kampen LIT Emerging Growth Portfolio*              $22                $61               $94              $149

o  Estimated

See Appendix A - Condensed Financial Information for unit values.

1.

THE VALUEMARK income
plus immediate VARIABLE
ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.


There may be differences in your Contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among different Investment Options, and, depending upon market conditions, your payments can go up or down based on the Investment Options' investment performance. The Investment Options are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Investment Option(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option (not available in all states) offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed
Payment Option will be temporarily allocated to the AZOA Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract. We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------


CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued. An Annuitant is the natural person on whose life we base Annuity Payments.


JOINT OWNER/JOINT ANNUITANT


If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Any Join Owner must be the spouse of the other Contract Owner (exceptions: Colorado and Pennsylvania. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.


If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS


Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Investment Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you choose to receive variable payments, we determine the amount of your first variable payment based on:
1)your Contract value on the Annuity Calculation Date no more than 10 days before the first payment),
2)your age and the age of any Joint  Annuitant on the Annuity
  Calculation  Date (except in Option 6),
3)the Assumed Investment Return (AIR), a benchmark you select, and
4) the Annuity Option you select.
We credit your Contract with a fixed number of Annuity Units for each Investment Option you select. We do this by allocating the first payment amount among the Investment Options according to your instructions, and dividing the amount allocated to each Investment Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer. After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark. You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually). The SAI contains a discussion of how we calculate Annuity Unit values.


ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. Life Annuity. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.


OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask for a lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set for in the Contract.


OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.



OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask for a single lump sum. Equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.


OPTION 5. Refund Life Annuity. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. Specified Period Certain Annuity. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4. PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENT


The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Investment Options. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax-deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.


ALLOCATION OF PURCHASE PAYMENT


When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Investment Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the AZOA Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices at any one time (which includes the Investment Options and the Fixed Payment Option). We may, in the future, limit the number of Investment Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


TAX-FREE SECTION 1035 EXCHANGES


You generally can exchange one annuity Contract or a life insurance policy for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You generally also can exchange a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the contract described in this prospectus: you might have to pay a surrender charge on your old contract, there will be a new surrender charge period for the new contract, other charges under the new contract may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another contract for this one unless you determine that the exchange is in your best interest.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the AZOA Money Market
Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) you have selected.


VIP UNITS


The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Investment Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.


When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding VIP Unit.


We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)


5    INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers a number of subaccounts which invest in the listed below The Contract also offers a Fixed Payment Option of Allianz Life. Additional Investment Options may be available in the future.

You should read the accompanying Investment Option prospectuses (which are attached to this prospectus) carefully before investing. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the attached Investment Option prospectuses.

Franklin Templeton Variable Insurance Products Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust are the funds underlying your Contract. Each Investment Option has its own investment objective.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.


To obtain a current prospectus for any of the Investment Options call 1-800-542-5427

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option:




Available Investment Options                     Investment Advisers                          Investment Sub-Advisers
------------------------------------------------------------------------------------------------------------------------

ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund    USAllianz Advisers, LLC                       Alliance Capital Managment
USAZ Alliance Capital Large Cap Growth Fund     USAllianz Advisers, LLC                       Alliance Capital Managment
USAZ Alliance Capital Technology Fund           USAllianz Advisers, LLC                       Alliance Capital Managment


AZOA ( ALLIANZ OF AMERICA, INC.)

AZOA Diversified Assets Fund                     Allianz of America, Inc.
AZOA Fixed Income Fund                           Allianz of America, Inc.
AZOA Global Opportunites Fund                    Allianz of America, Inc.
AZOA Growth Fund                                 Allianz of America, Inc.
AZOA Money Market Fund                           Allianz of America, Inc.

FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund   Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund       Franklin Advisers, Inc.
Franklin High Income Fund                        Franklin Advisers, Inc.
Franklin Income Securities Fund                  Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund        Franklin Advisers, Inc.
Franklin Real Estate Fund                        Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund        Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                      Franklin Advisers, Inc.
Franklin Small Cap Fund                          Franklin Advisers, Inc.
Franklin U.S. Government Fund                    Franklin Advisers, Inc.
Franklin Value Securities Fund                   Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                 Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                 Franklin Advisers, Inc.
Mutual Discovery Securities Fund
(capital appreciation)                           Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund
(capital appreciation with
income as a secondary goal)                      Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
Templeton International Securities Fund          Templeton Investment Counsel, LLC.
USAZ Templeton  Developed Markets Fund           USAlllianz Advisers, LLC                     Templeton Investment Counsel, LLC


PIMCO

PIMCO VIT High Yield Bond Portfolio             Pacific Investment Management Company LLC
PIMCO VIT StocksPLUS Growth and Income          Pacific Investment Management Company LLC
Portfolio
PIMCO VIT Total Return Bond Portfolio           Pacific Investment Management Company LLC
USAZ PIMCO Growth and Income Fund               USAllianz Advisers, LLC                       PIMCO Advisor L.P.
USAZ PIMCO Renaissance Fund                     USAllianz Advisers, LLC                       PIMCO Advisor L.P.
USAZ PIMCO Value Fund                           USAllianz Advisers, LLC                       PIMCO Advisor L.P.


PRUDENTIAL

SP Jennison International Growth Portfolio       Prudential Investments Fund Management LLC   Jennison Associates LLC
 SP Strategic Partners Focused Growth Portfolio   Prudential Investments Fund Management LLC  Jennison Associates LLC

USAZ

USAZ American Growth Fund *                      USAllianz Advisers, LLC                      Van Kampen Asset Management Inc.
USAZ Growth Fund*                                USAllianz Advisers, LLC                      Van Kampen Asset Management Inc.


VAN KAMPEN

USAZ Van Kampen Aggressive Growth Fund           USAllianz Advisers, LLC                      Van Kampen Investment Advisory Corp.
USAZ Van Kampen  Comstock Fund                   USAllianz Advisers, LLC                      Van Kampen Asset Management Inc.
USAZ Van Kampen Growth and Income Fund           USAllianz Advisers, LLC                      Van Kampen Asset Management Inc.
USAZ Van Kampen Growth Fund                      USAllianz Advisers, LLC                      Van Kampen Investment Advisory Corp.
Van Kampen LIT Emerging Growth Portfolio         Van Kampen Asset Management, Inc.



*This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to Qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.
Allianz Life may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. Allianz Life may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers may pay us more or less than others, The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and in our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can transfer money among the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options. Allianz Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option managers' judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or if the Investment Option would be potentially adversely affected.


The following applies to any transfer:

1. You cannot make transfers during the free look period.


2. Your request for a transfer must clearly state which Investment Options or the Fixed Payment Option is involved in the transfer.


3. Your request for a transfer must clearly state how much the transfer is for.


4. You cannot make a transfer if it would cause any Investment Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

Telephone Transfers


You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time for any reason.

Excessive Trading

We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Portfolios, can result in higher costs to Contract owners, and generally are not compatible with the long-range goals of Contract owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Portfolios and the management of the Portfolios share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract owners.


VOTING PRIVILEGES


We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTIOn


Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We will not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.



6. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.


Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


COMMUTATION FEE


Under certain circumstances, you can liquidate (withdraw) all or part of an Investment Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee or as set forth in your contract. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:


            Contract Year        Charge
            ---------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our USAllianz Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.


INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying Investment Option prospectuses.



7. TAXES


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.


Qualified Contracts are subject to special rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from qualified plans. These new rules are proposed to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.



If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRAs, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:


(a)  distributions made on or after the date you reach age 59 1/2;

(b) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

Death Benefits


If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), resulting in the immediate taxation of amounts hold in the Contract and the imposition of penalty by taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 591/2.


DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.


Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


If you have chosen Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.


Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Investment Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Investment Options) to the end of the period certain commuted at the AIR, less a commutation fee, or as set forth in your contract. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.


After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.


Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee or as set forth in your contract. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.


We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;


3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;


4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9. PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase (decrease) for that unit by the value of the unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Investment Options. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Investment Options may also be advertised -- see the accompanying Investment Option prospectuses for more information.


We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.


We base any performance advertised on historical data. This performance does not guarantee future results of the Investment Options.



10. DEATH BENEFIT
--------------------------------------------------------------------------------
If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.


11. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE


Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT


Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Investment Options Each invests in an Investment Option.


The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION


Our wholly-owned subsidiary, USAllianz Investor Services, LLC, (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a Broker-Dealer with the Securities and Exchange Commission, under the Securities Exchange Act of 1934 as well as with the securities commission in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions   will  be  paid  to   Broker/Dealers   who  sell   the   Contracts.
Broker/Dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker/Dealers are also paid a trail commission of up to
 .40% of the remaining payout value that remains under your Annuity Option invested in an Investment Option (trail commissions are not paid on amounts invested in the Fixed Payment Option) We (by agreement with the Broker/Dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).


ADMINISTRATION


We have hired  Delaware  Valley  Financial  Services,  Inc.  (USAllianz  Service
Center), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owners records. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings. FINANCIAL STATEMENTS


The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


--------------------------------------------------------------------------------

TABLE OF CONTENTS
OF THE STATEMENT OFADDITIONAL INFORMATION

Company ...........................................   2

Experts ...........................................   2

Legal Opinions ....................................   2

Distributor .......................................   2

Calculation of Performance Data ...................   2

Federal Tax Status ................................   6

Annuity Provisions ................................  11

Financial Statements ..............................  13

PRIVACY NOTICE

We Care About Your Privacy!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

Non-public Information Collected.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Non-public Information Disclosed.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and Security of Your Non-public Personal Information.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


Information about Former Customers.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

1.   to the extent practicable, a description of the information disclosed.

    *For Montana residents only

If you have any questions about our privacy policy, please write, call, or email:

Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information. The table below gives per unit information for the periods indicated.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(Number of units in Thousands)                                            Franklin  Franklin
                                            AZOA        AZOA                Global  Growth &  Franklin   Franklin
                                         Diversified    Fixed    AZOA        Comm    Income     High      Income
Investment Options:                        Assets      Income   Growth    SecuritiesSecurities Income   Securities
---------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period          $10.170     $9.751    $10.733   $38.917    $26.147   $20.900  $24.323
Unit value at end of period                $10.381    $10.742     $9.496   $25.770    $30.424   $17.930  $28.728
Number of units outstanding at end of period    81         49         61    16,877     19,237     6,333   17,167
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period          10.000*   $10.000*   $10.000*   $28.308    $26.226   $21.208  $25.122
Unit value at end of period                $10.170     $9.751    $10.733   $38.917    $26.147   $20.900  $24.323
Number of units outstanding at end of period     9         13         21    21,687     27,634     9,493   24,929
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA         NA         NA   $25.818    $24.551   $21.312  $25.065
Unit value at end of period                     NA         NA         NA   $28.308    $26.226   $21.208  $25.122
Number of units outstanding at end of period    NA         NA         NA    30,851     40,480    14,987   39,420
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period               NA         NA         NA   $20.654    $19.490   $19.375  $21.708
Unit value at end of period                     NA         NA         NA   $25.818    $24.551   $21.312  $25.065
Number of units outstanding at end of period    NA         NA         NA    39,623     46,962    18,871   49,812
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               NA         NA         NA   $19.565    $17.310   $17.252  $19.785
Unit value at end of period                     NA         NA         NA   $20.654    $19.490   $19.375  $21.708
Number of units outstanding at end of period    NA         NA         NA    53,086     50,027    20,736   57,504
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA         NA         NA   $15.104    $13.215   $14.608  $16.392
Unit value at end of period                     NA         NA         NA   $19.565    $17.310   $17.252  $19.785
Number of units outstanding at end of period    NA         NA         NA    66,669     46,893    18,756   59,309
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA         NA         NA   $17.319    $13.677   $15.155  $17.734
Unit value at end of period                     NA         NA         NA   $15.104    $13.215   $14.608  $16.392
Number of units outstanding at end of period    NA         NA         NA    70,082     35,695    15,679   56,569
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA         NA         NA   $15.889    $12.574   $13.278  $15.163
Unit value at end of period                     NA         NA         NA   $17.319    $13.677   $15.155  $17.734
Number of units outstanding at end of period    NA         NA         NA    84,217     24,719    11,787   38,967
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA         NA         NA   $14.821    $11.949   $11.583  $13.580
Unit value at end of period                     NA         NA         NA   $15.889    $12.574   $13.278  $15.163
Number of units outstanding at end of period    NA         NA         NA    39,387     17,144     4,780   11,397
----------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1991
Unit value at beginning of period               NA         NA         NA   $12.062    $ 9.803    $9.026   $9.842
Unit value at end of period                     NA         NA         NA   $14.821    $11.949   $11.583  $13.580
Number of units outstanding at end of period    NA         NA         NA    16,188      9,671     1,923    4,472
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1990
Unit value at beginning of period               NA         NA         NA   $12.010    $10.180   $10.021  $10.783
Unit value at end of period                     NA         NA         NA   $12.062     $9.803    $9.026   $9.842
Number of units outstanding at end of period    NA         NA         NA     6,300      5,356     1,056    3,011
----------------------------------------------------------------------------------------------------------------------


(Number of units in Thousands)                  Franklin             Franklin
                                                 Large Cap             Rising    Franklin  Franklin  Franklin
                                                 Growth     Franklin  Dividends  S&P 500    Small     U.S.
Investment Options:                             Securities  Real Estate Securities Index      Cap   Government
---------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               $20.218     $21.386   $18.846    $10.467   $28.353   $18.574
Unit value at end of period                     $21.085     $27.827   $22.497     $9.448   $23.878   $20.481
Number of units outstanding at end of period     10,359      3,767    11,259      2,519     9,133    15,282
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               $15.574     $23.107   $21.165   $10.000*   $14.600   $19.014
Unit value at end of period                     $20.218     $21.386   $18.846    $10.467   $28.353   $18.574
Number of units outstanding at end of period     10,867       5,401    17,252        727    10,654    20,938
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               $13.130     $28.169   $20.074         NA   $14.952   $17.947
Unit value at end of period                     $15.574     $23.107   $21.165         NA   $14.600   $19.014
Number of units outstanding at end of period      8,454       9,639    27,683         NA    14,856    30,500
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period              $11.254     $23.668   $15.303         NA   $12.913   $16.650
Unit value at end of period                    $13.130     $28.169   $20.074         NA   $14.952   $17.947
Number of units outstanding at end of period     5,673      13,445    33,249         NA    16,925    36,347
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               $10.000*    $18.073   $12.498        NA   $10.146   $16.298
Unit value at end of period                     $11.254     $23.668    $15.303       NA   $12.913   $16.650
Number of units outstanding at end of period      3,722      12,757    35,569        NA    12,784        45
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period              NA           $15.594   $ 9.769         NA  $10.000*   $13.835
Unit value at end of period                    NA           $18.073   $12.498         NA   $10.146   $16.298
Number of units outstanding at end of period   NA            10,998    33,789         NA     1,302    34,313
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period              NA           $15.369   $10.327         NA        NA   $14.698
Unit value at end of period                    NA           $15.594    $9.769         NA        NA   $13.835
Number of units outstanding at end of period   NA            11,645    28,778         NA        NA    36,490
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period              NA          $13.095   $10.848         NA        NA   $13.586
Unit value at end of period                    NA          $15.369   $10.327         NA        NA   $14.698
Number of units outstanding at end of period   NA            5,589    26,256         NA        NA    40,402
--------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period              NA         $11.848  $10.000*          NA        NA   $12.798
Unit value at end of period                    NA         $13.095   $10.848          NA        NA   $13.586
Number of units outstanding at end of period   NA           1,052     8,388          NA        NA    25,054
--------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1991
Unit value at beginning of period              NA         $9.000        NA          NA        NA   $11.199
Unit value at end of period                    NA        $11.848        NA          NA        NA   $12.798
Number of units outstanding at end of period   NA            394        NA          NA        NA    14,426
--------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1990
Unit value at beginning of period              NA       $10.368         NA          NA        NA   $10.427
Unit value at end of period                    NA        $9.000         NA          NA        NA   $11.199
Number of units outstanding at end of period   NA           200         NA          NA        NA     5,450
--------------------------------------------------------------------------------------------------------------------




(Number of units in Thousands)                                 Franklin   Franklin                       Templeton
                                                      Franklin   Zero       Zero     Mutual    Mutual   Developing
                                                        Value   Coupon     Coupon   Discovery  Shares     Markets
Investment Options:                                   Securities- 2005     - 2010  SecuritiesSecurities Securities
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 2000
Unit value at beginning of period                      $7.736   $23.205    $24.164   $13.701   $13.237   $12.188
Unit value at end of period                            $9.553   $25.758    $28.289   $14.922   $14.831    $8.473
Number of units outstanding at end of period            1,012     1,666      1,278     4,601     8,947     7,646
----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period                      $7.717   $25.003    $27.920   $11.226   $11.837    $7.993
Unit value at end of period                            $7.736   $23.205    $24.164   $13.701   $13.237   $12.188
Number of units outstanding at end of period              727     2,011      1,851     5,796    12,423    11,226
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period                    $10.000*   $22.532    $24.740   $11.983   $11.993   $10.340
Unit value at end of period                            $7.717   $25.003    $27.920   $11.226   $11.837    $7.993
Number of units outstanding at end of period              719     2,635      2,582     9,718    18,133    15,989
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period                          NA   $20.517    $21.522   $10.180   $10.330   $11.487
Unit value at end of period                                NA   $22.532    $24.740   $11.983   $11.993   $10.340
Number of units outstanding at end of period               NA     2,910      2,998     9,940    18,744    23,005
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period                          NA   $20.914    $22.431   10.000*  $10.000*    $9.582
Unit value at end of period                                NA   $20.517    $21.522   $10.180   $10.330   $11.487
Number of units outstanding at end of period               NA     3,579      3,297     1,471     2,613    22,423
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period                          NA   $16.096    $15.930        NA        NA    $9.454
Unit value at end of period                                NA   $20.914    $22.431        NA        NA    $9.582
Number of units outstanding at end of period               NA     3,504      3,437        NA        NA    15,618
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period                          NA   $18.050    $18.144        NA        NA  $10.000*
Unit value at end of period                                NA   $16.096    $15.930        NA        NA    $9.454
Number of units outstanding at end of period               NA     2,780      2,589        NA        NA     9,774
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period                          NA   $14.975    $14.670        NA        NA        NA
Unit value at end of period                                NA   $18.050    $18.144        NA        NA        NA
Number of units outstanding at end of period               NA     2,020      1,405        NA        NA        NA
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period                          NA   $13.705    $13.482        NA        NA        NA
Unit value at end of period                                NA   $14.975    $14.670        NA        NA        NA
Number of units outstanding at end of period               NA     1,090        849        NA        NA        NA
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1991
Unit value at beginning of period                          NA   $11.545    $11.390        NA        NA        NA
Unit value at end of period                                NA   $13.705    $13.482        NA        NA        NA
Number of units outstanding at end of period               NA       795      1,150        NA        NA        NA
-----------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1990
Unit value at beginning of period                          NA   $11.406    $11.486        NA        NA        NA
Unit value at end of period                                NA   $11.545    $11.390        NA        NA        NA
Number of units outstanding at end of period               NA       406        581        NA        NA        NA
----------------------------------------------------------------------------------------------------------------------




(Number of units in Thousands)
                                                                                     SP Strategic
                                            Templeton     Templeton     SP Jennison     Partners
                                             Growth         Int'l         Int'l          Focused
Investment Options:                        Securities    Securities       Growth          Growth
----------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period            $19.466      $23.022         $10.000*   $10.000*
Unit value at end of period                  $19.529      $21.586          $8.485     $7.949
Number of units outstanding at end of period  17,978       19,667             NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period             $16.309     $18.437             NA         NA
Unit value at end of period                   $19.466     $23.022             NA         NA
Number of units outstanding at end of period   24,872      27,313             NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period              $15.176    $17.711             NA         NA
Unit value at end of period                    $16.309    $18.437             NA         NA
Number of units outstanding at end of period    34,226     44,256             NA         NA
--------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               $13.560   $16.081             NA         NA
Unit value at end of period                     $15.176   $17.711             NA         NA
Number of units outstanding at end of period     41,433    58,179             NA         NA
---------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               $11.339    $13.263            NA         NA
Unit value at end of period                     $13.560    $16.081            NA         NA
Number of units outstanding at end of period     40,327     64,375            NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               $10.201    $12.161            NA         NA
Unit value at end of period                     $11.339    $13.263            NA         NA
Number of units outstanding at end of period     28,309     59,883            NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               $10.000*    $12.226           NA         NA
Unit value at end of period                     $10.201     $12.161           NA         NA
Number of units outstanding at end of period     14,637      60,464           NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA           $9.642           NA         NA
Unit value at end of period                     NA          $12.226           NA         NA
Number of units outstanding at end of period    NA           24,026           NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA           $10.000*         NA         NA
Unit value at end of period                     NA            $9.642          NA         NA
Number of units outstanding at end of period    NA             1,329          NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1991
Unit value at beginning of period               NA               NA           NA         NA
Unit value at end of period                     NA               NA           NA         NA
Number of units outstanding at end of period    NA               NA           NA         NA
---------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1990
Unit value at beginning of period               NA               NA           NA         NA
Unit value at end of period                     NA               NA           NA         NA
Number of units outstanding at end of period    NA               NA           NA         NA
--------------------------------------------------------------------------------------------------------------------


*Unit Value at inception was $10.00.


There are no accumulation units shown for the USAZ American Growth Fund, USAZ Growth Fund, SP Jennison International Growth Portfolio, SP Strategic Partners Focused Growth Portfolio, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Van Kampen Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they commenced operations under this contract as of May 1, 2001 and therefore had no assets as of December 31, 2000.

There are no accumulation units shown for the USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, AZOA Global Opportunities Fund, AZOA Money Market Fund, USAZ Templeton Developed Markets Fund, PIMCO VIT High Yield Bond Portfolio, PIMCO VIT StocksPLUS Growth and Income Portfolio, PIMCO VIT Total Return Bond Portfolio, USAZ Pimco Growth and Income Fund, USAZ Pimco Renaissance Fund, and the USAZ Pimco Value Fund because they commenced operations under this contract under this contract as of the date of this prospectus and therefore had no assets as of December 31, 2000.

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.


Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.


Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).


The income amounts shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of 0.92% of the average daily net assets of the Investment Option. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.31%, 3.56% and 9.42%, respectively.

                       VALUEMARK INCOME PLUS ILLUSTRATION


Annuitant:                   John Doe                  Annuity Purchase Amount:     $100,000
Date of Birth:               1/1/1932                  Effective Date:              12/1/2001
Annuity Income Option:       Single Life Annuity       First Annuity Income Date:   1/1/2002
Premium Tax:                 0%                        Frequency of Annuity Income: Monthly
                                                       Assumed Investment Return:   3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.31%       3.56%       9.42%
-------------------------------------------------------------------------------------------------------------------
January 1, 2002               70                                                   $622        $625        $628
January 1, 2003               71                                                    590         628         667
January 1, 2004               72                                                    559         632         709
January 1, 2005               73                                                    531         635         753
January 1, 2006               74                                                    503         638         800
January 1, 2011               79                                                    386         656       1,083
January 1, 2016               84                                                    297         674       1,464
January 1, 2021               89                                                    228         692       1,980
January 1, 2026               94                                                    175         711       2,679




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.




                       VALUEMARK INCOME PLUS ILLUSTRATION


Annuitant:                John Doe                  Annuity Purchase Amount:       $100,000
Date of Birth:            1/1/1932                  Effective Date:                12/1/2001
Annuity Income Option:    Single Life Annuity       First Annuity Income Date:     1/1/2002
Premium Tax:              0%                        Frequency of Annuity Income:   Monthly
                                                    Assumed Investment Return:     5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.31%       3.56%       9.42%
-----------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                  $739         $742        $746
January 1, 2003               71                                                   687          732         777
January 1, 2004               72                                                   639          722         810
January 1, 2005               73                                                   595          712         844
January 1, 2006               74                                                   553          702         880
January 1, 2011               79                                                   386          655       1,081
January 1, 2016               84                                                   269          611       1,328
January 1, 2021               89                                                   188          570       1,632
January 1, 2026               94                                                   131          532       2,006




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.




                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually).
The 7% AIR may not be available in your state.


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.31%       3.56%       9.42%
----------------------------------------------------------------------------------------------------------------
January 1, 2002               70                                                   $859        $864        $868
January 1, 2003               71                                                    785         836         887
January 1, 2004               72                                                    716         809         908
January 1, 2005               73                                                    654         783         928
January 1, 2006               74                                                    597         758         949
January 1, 2011               79                                                    379         643       1,061
January 1, 2016               84                                                    240         546       1,187
January 1, 2021               89                                                    153         464       1,327
January 1, 2026               94                                                     97         394       1,484

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                November 5, 2001


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 5701 Golden Hills Drive Minneapolis, MN 55416-1297 (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED November 5, 2001, AND AS MAY BE AMENDED FROM TIME TO TIME.




Table of Contents
Contents                                           Page
-------------------------------------------------------
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     6
Annuity Provisions ..............................    12
Financial Statements ............................    13


                                                                     VIPSAI 1101

Company
-------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31,2000, included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time,  the  Company  may  advertise  the  performance  data for the
Investment Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Investment Options.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                 P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield


The AZOA Money Market Fund. The Company may advertise yield information for the AZOA Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Investment Option's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The AZOA Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/00, the AZOA Money Market Fund had a current yield of 3.54% and an effective yield of 3.60%.

Other Investment Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the AZOA Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6 - 1]
                          ----------------------------
                                      cd

where:


a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;


b  = expenses accrued for the period (net of reimbursements, if applicable);

c  = the average daily number of units outstanding during the period;

d  = the maximum offering price per unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Investment Option (other than the AZOA Money Market Fund).


Performance Ranking


The performance based on each or all of the Investment Options of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Investment Options of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.


Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which Investment Options provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information


Total returns reflect all aspects of an Investment Option's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in an Investment Option's value over the period. The performance of the Investment Options reflects results achieved prior to the date the Contracts first invested in the Investment Options.


The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Investment Option. Past performance does not guarantee future results.

Standardized Total Return


Average Annual Total Return for the period ended December 31, 2000

                                                Inception      One         Three        Five          Ten        Since
Investment Options                                Date        Year         Year         Year         Year      Inception
-------------------------------------------------------------------------------------------------------------------------

AZOA ( ALLIANZ OF AMERICA)
   AZOA Diversified Assets                     11/11/99         2.07%          NA           NA          NA       3.33%
   AZOA Fixed Income                           11/11/99        10.16%          NA           NA          NA       6.48%
   AZOA Growth                                 11/11/99       -11.52%          NA           NA          NA      -4.44%
FRANKLIN TEMPLETON
CLASS 1 Shares
   Franklin Global Communications Securities1   1/24/89       -33.78%      -0.06%        5.66%       7.89%       8.25%
   Franklin Growth and Income Securities1       1/24/89        16.36%       7.41%       11.94%      11.99%       9.76%
   Franklin High Income                         1/24/89       -14.21%      -5.60%        0.77%       7.11%       5.01%
   Franklin Income Securities1                  1/24/89        18.11%       4.65%        7.74%      11.31%       9.24%
   Franklin Large Cap Growth Securities1         5/1/96         4.29%      17.10%           NA          NA      17.32%
   Franklin Real Estate1/2                      1/24/89        30.12%      -0.41%        9.02%      11.95%       8.95%
   Franklin Rising Dividends Securities1        1/27/92        19.37%       3.87%       12.47%          NA       9.50%
   Franklin S&P 500 Index1                      11/1/99        -9.74%          NA           NA          NA      -4.86%
   Franklin Small Cap1                          11/1/95       -15.78%      16.89%       18.67%          NA      18.34%
   Franklin U.S. Government                     3/14/89        10.27%       4.50%        4.68%       6.22%       6.26%
   Franklin Value Securities1                    5/1/98        23.49%          NA           NA          NA      -1.70%
   Franklin Zero Coupon - 2005                  3/14/89        11.00%       4.56%        4.25%       8.36%       8.34%
   Franklin Zero Coupon - 2010                  3/14/89        17.07%       4.57%        4.75%       9.52%       9.21%
   Mutual Discovery Securities1                 11/8/96         8.92%       7.59%           NA          NA      10.13%
   Mutual Shares Securities1                    11/8/96        12.04%       7.34%           NA          NA       9.97%
   Templeton Developing Markets Securities1/3   3/15/94       -30.48%      -6.42%       -2.43%          NA      -2.41%
   Templeton Growth Securities1                 3/15/94         0.33%       8.77%       11.49%          NA      10.34%
   Templeton International Securities1/3        1/27/92        -6.24%       6.82%       10.23%          NA       8.99%
THE PRUDENTIAL
   SP Jennison International Growth            12/15/00            NA          NA           NA          NA      -0.41%
   SP Strategic Partners Focused Growth        12/15/00            NA          NA           NA          NA      -5.14%


For the seven-day period ending on 12/31/00, the AZOA Money Market Fund had a current yield of 4.82% and an effective yield of 4.93%.

1 Ongoing stock market volatility can dramatically change the Investment Options'short-term performance; current results may differ.

2 These returns reflect periods of rapidly rising stock markets and such gains may not continue.
3 Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets, and International Investment Options.

There is no performance shown for the USAZ American Growth Fund USAZ Growth Fund USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Van Kampen Growth Fund and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of May 1, 2001.


There is no performance shown for the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio because they were first offered under this policy as of December 15, 2000.


There is no performance shown for the USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, AZOA Diversified Assets Fund AZOA Fixed Income Fund AZOA Global Opportunities Fund, AZOA Growth Fund, AZOA Money Market Fund, USAZ Templeton Developed Markets Fund, PIMCO VIT High Yield Bond Portfolio, PIMCO VIT StocksPLUS Growth and Income Portfolio, PIMCO VIT Total Return Bond Portfolio, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, and USAZ PIMCO Value Fund, because they were first offered under the policy as the date of this prospectus.

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:

        Current Name                          Previous Name
 ---------------------------------------------------------------------
   AZOA Diversified Assets Fund         USAllianz VIP Diversified Assets Fund
   AZOA Fixed Income Fund               USAllianz VIP Fixed Income Fund
   AZOA Growth Fund                     USAllianz VIP Growth Fund


The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period. Annuity Income


Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark Investment Options. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Investment Option expenses.


Federal
Tax
Status
--------------------------------------------------------------------------------
NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.


The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Investment Options of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of a deferred annuity contract into another deferred annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Required Distributions

     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Tax Treatment of Distributions - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.") The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

(a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

(b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

(d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

(e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

(f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

(g)  distributions made on account of an IRS levy upon the Qualified Contract;
     and

(h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1)  are not predetermined as to dollar amount; and


(2) will vary in amount with the net investment results of the applicable Sub-account (s) of the Separate Account.


Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:


The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Investment Option, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Investment Option by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Investment Option remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Investment Option. The Annuity Payment in each Investment Option is determined by multiplying the number of Annuity Units then allocated to such Investment Option by the Annuity Unit value for that Investment Option.

For each Investment Option, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:


FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:


a. is the net increase or decrease in the Net Asset Value per share of the Investment Option (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Investment Option (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

b. is the Net Asset Value per share of the Investment Option (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Investment Option.


The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a. the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option (not available in all states) will be equal payments unless otherwise specified by the Annuity Option selected.


Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 is also included herein.





                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust, JP Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                        AIM V.I.                     AIM V.I.
                                                                         Capital                  International
                                                                      Appreciation   AIM V.I.        Equity       AIM V.I.
                                                                          Fund      Growth Fund       Fund       Value Fund
                                                                      --------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
     Total assets ...............................................         6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            27            40            11            21
                                                                      --------------------------------------------------------
     Total liabilities ..........................................            27            40            11            21
                                                                      --------------------------------------------------------
     Net assets .................................................        $6,758        47,697         2,098         4,137
                                                                      ========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................        $  630         1,075           338           502
     USAllianz Alterity Enhanced (note 11) ......................           242           354            63           367
     USAllianz Alterity Optional (note 11) ......................           583           877           326           803
     USAllianz Rewards Traditional (note 12) ....................         2,770         1,979         1,116         1,491
     USAllianz Rewards Enhanced (note 12) .......................         2,533         1,702           255           974
     Valuemark II and III (note 9) ..............................            --        22,715            --            --
     Valuemark IV (note 9) ......................................            --        18,840            --            --
     Valuemark Charter Traditional (note 10) ....................            --            --            --            --
     Valuemark Charter Enhanced (note 10) .......................            --            --            --            --
   Contracts in annuity payment period (note 2) .................            --           155            --            --
                                                                      --------------------------------------------------------
     Total contract owners' equity ..............................        $6,758        47,697         2,098         4,137
                                                                      ========================================================

 * Investment shares ............................................           220         1,923           105           152
   Investments at cost ..........................................        $8,052        62,754         2,565         4,780

                                                                                     Alger         Alger
                                                                         Alger      American      American
                                                                       American    Leveraged      MidCap
                                                                        Growth       AllCap        Growth
                                                                       Portfolio    Portfolio     Portfolio
                                                                      ------------------------------------
Assets:
   Investments at net asset value* ..............................       37,562        20,847         5,783
                                                                      ------------------------------------
     Total assets ...............................................       37,562        20,847         5,783
                                                                      ------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           16            29            21
                                                                      ------------------------------------
     Total liabilities ..........................................           16            29            21
                                                                      ------------------------------------
     Net assets .................................................       37,546        20,818         5,762
                                                                      ====================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................          466           486           727
     USAllianz Alterity Enhanced (note 11) ......................          265           400           566
     USAllianz Alterity Optional (note 11) ......................          363           362           473
     USAllianz Rewards Traditional (note 12) ....................        3,009         1,395         1,990
     USAllianz Rewards Enhanced (note 12) .......................        1,637           585         2,006
     Valuemark II and III (note 9) ..............................       17,746         9,031            --
     Valuemark IV (note 9) ......................................       13,950         8,472            --
     Valuemark Charter Traditional (note 10) ....................           --            --            --
     Valuemark Charter Enhanced (note 10) .......................           --            --            --
   Contracts in annuity payment period (note 2) .................          110            87            --
                                                                      ------------------------------------
     Total contract owners' equity ..............................       37,546        20,818         5,762
                                                                      ====================================

 * Investment shares ............................................          795           537           189
   Investments at cost ..........................................       47,660        30,118         6,002

                See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                         Alger
                                                                    American Small      Davis VA         Davis VA     Davis VA
                                                                    Capitalization      Financial       Real Estate     Value
                                                                       Portfolio        Portfolio        Portfolio    Portfolio
                                                                     -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $   776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
     Total assets ...............................................            776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              1              7             10             18
                                                                     -------------------------------------------------------------
     Total liabilities ..........................................              1              7             10             18
                                                                     -------------------------------------------------------------
     Net assets .................................................        $   775          2,784          1,588          3,491
                                                                     =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    99            331            145            447
     USAllianz Alterity Enhanced (note 7) .......................             53             92             38             85
     USAllianz Alterity Optional (note 7) .......................            204            150            629            806
     USAllianz Rewards Traditional (note 8) .....................            324          1,198            584          1,418
     USAllianz Rewards Enhanced (note 8) ........................             95          1,013            192            735
     Valuemark II and III  (note 5) .............................             --             --             --             --
     Valuemark IV (note 5) ......................................             --             --             --             --
     Valuemark Charter Traditional (note 6) .....................             --             --             --             --
     Valuemark Charter Enhanced (note 6) ........................             --             --             --             --
   Contracts in annuity payment period (note 2) .................             --             --             --             --
                                                                     -------------------------------------------------------------
     Total contract owners' equity ..............................        $   775          2,784          1,588          3,491
                                                                     =============================================================

 * Investment shares ............................................             33            234            154            317
   Investments at cost ..........................................        $   970          2,600          1,550          3,466

                                                                       Franklin       Franklin       Franklin
                                                                      Aggressive       Global         Global
                                                                        Growth     Communications   Health Care
                                                                      Securities     Securities     Securities
                                                                         Fund           Fund           Fund
                                                                    -------------------------------------------
Assets:
   Investments at net asset value* ..............................        12,362        478,897         41,681
                                                                    -----------------------------------------
     Total assets ...............................................        12,362        478,897         41,681
                                                                    -----------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            11            154             17
                                                                    -----------------------------------------
     Total liabilities ..........................................            11            154             17
                                                                    -----------------------------------------
     Net assets .................................................        12,351        478,743         41,664
                                                                    =========================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            --             --             --
     USAllianz Alterity Enhanced (note 7) .......................            --             --             --
     USAllianz Alterity Optional (note 7) .......................            --             --             --
     USAllianz Rewards Traditional (note 8) .....................            --             --             --
     USAllianz Rewards Enhanced (note 8) ........................            --             --             --
     Valuemark II and III  (note 5) .............................         7,092        434,919         25,597
     Valuemark IV (note 5) ......................................         5,238         40,520         15,702
     Valuemark Charter Traditional (note 6) .....................            --            309            236
     Valuemark Charter Enhanced (note 6) ........................            --            183            129
   Contracts in annuity payment period (note 2) .................            21          2,812             --
                                                                    -----------------------------------------
     Total contract owners' equity ..............................        12,351        478,743         41,664
                                                                    =========================================

 * Investment shares ............................................         1,629         37,182          2,461
   Investments at cost ..........................................        16,597        638,054         31,363

                See accompanying notes to financial statements.

                                       3
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                        Franklin                         Franklin      Franklin
                                                                       Growth and        Franklin         Income         Large
                                                                         Income         High Income     Securities    Cap Growth
                                                                          Fund             Fund            Fund     Securities Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
     Total assets ...............................................         740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             391              55             388            106
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             391              55             388            106
                                                                        -----------------------------------------------------------
     Net assets .................................................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    229              --              --             --
     USAllianz Alterity Enhanced (note 7) .......................              15              --              --             --
     USAllianz Alterity Optional (note 7) .......................             382              --              --             --
     USAllianz Rewards Traditional (note 8) .....................             459              --              --             --
     USAllianz Rewards Enhanced (note 8) ........................             307              --              --             --
     Valuemark II and III  (note 5) .............................         585,277         113,554         493,162        218,428
     Valuemark IV (note 5) ......................................         141,196          57,990         101,666        166,665
     Valuemark Charter Traditional (note 6) .....................             429             365           1,207            569
     Valuemark Charter Enhanced (note 6) ........................             466              61             258            493
   Contracts in annuity payment period (note 2) .................          10,886             915           6,374          8,157
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================

 * Investment shares ............................................          43,126          20,251          41,025         18,756
   Investments at cost ..........................................        $690,789         238,644         614,776        304,642

                                                                                         Franklin
                                                                          Franklin        Natural         Franklin
                                                                        Money Market      Resources      Real Estate
                                                                            Fund       Securities Fund       Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................          272,147          44,880         143,271
                                                                      ---------------------------------------------
     Total assets ...............................................          272,147          44,880         143,271
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              261              14              36
                                                                      ---------------------------------------------
     Total liabilities ..........................................              261              14              36
                                                                      ---------------------------------------------
     Net assets .................................................          271,886          44,866         143,235
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................               --              --              --
     USAllianz Alterity Enhanced (note 7) .......................               --              --              --
     USAllianz Alterity Optional (note 7) .......................               --              --              --
     USAllianz Rewards Traditional (note 8) .....................               --              --              --
     USAllianz Rewards Enhanced (note 8) ........................               --              --              --
     Valuemark II and III  (note 5) .............................          187,203          35,412         104,814
     Valuemark IV (note 5) ......................................           61,300           9,326          36,774
     Valuemark Charter Traditional (note 6) .....................           21,487              73             645
     Valuemark Charter Enhanced (note 6) ........................               --              15             155
   Contracts in annuity payment period (note 2) .................            1,896              40             847
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................          271,886          44,866         143,235
                                                                      =============================================

 * Investment shares ............................................          272,147           3,028           8,206
   Investments at cost ..........................................          272,147          35,008         142,515

                See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Franklin
                                                                          Rising         Franklin                        Franklin
                                                                         Dividends       S & P 500      Franklin        Technology
                                                                        Securities         Index        Small Cap       Securities
                                                                           Fund            Fund           Fund             Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
     Total assets ...............................................         328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             222              12             285              11
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             222              12             285              11
                                                                        -----------------------------------------------------------
     Net assets .................................................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $     88              --             708              --
     USAllianz Alterity Enhanced (note 7) .......................               7              --             307              --
     USAllianz Alterity Optional (note 7) .......................              11              --             465              --
     USAllianz Rewards Traditional (note 8) .....................             196              --           2,284              --
     USAllianz Rewards Enhanced (note 8) ........................             116              --             507              --
     Valuemark II and III  (note 5) .............................         253,281          23,803         218,065           4,227
     Valuemark IV (note 5) ......................................          69,812          17,553         136,129           3,925
     Valuemark Charter Traditional (note 6) .....................             399              --             314              --
     Valuemark Charter Enhanced (note 6) ........................             210              --             199              --
   Contracts in annuity payment period (note 2) .................           3,947             810           5,602              19
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================

 * Investment shares ............................................          24,815           4,366          17,171           1,079
   Investments at cost ..........................................        $334,035          45,285         305,028          11,887


                                                                          Franklin        Franklin
                                                                            U.S.            Value          Franklin
                                                                         Government       Securities     Zero Coupon
                                                                            Fund             Fund        Fund - 2005
                                                                      ----------------------------------------------
Assets:
   Investments at net asset value* ..............................           383,826          18,589          55,872
                                                                      ----------------------------------------------
     Total assets ...............................................           383,826          18,589          55,872
                                                                      ----------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                71              61              12
                                                                      ----------------------------------------------
     Total liabilities ..........................................                71              61              12
                                                                      ----------------------------------------------
     Net assets .................................................           383,755          18,528          55,860
                                                                      ==============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                74              --              --
     USAllianz Alterity Enhanced (note 7) .......................                26              --              --
     USAllianz Alterity Optional (note 7) .......................               306              --              --
     USAllianz Rewards Traditional (note 8) .....................             1,328              --              --
     USAllianz Rewards Enhanced (note 8) ........................               396              --              --
     Valuemark II and III  (note 5) .............................           312,998           9,669          42,909
     Valuemark IV (note 5) ......................................            66,758           8,267          12,948
     Valuemark Charter Traditional (note 6) .....................               990             151              --
     Valuemark Charter Enhanced (note 6) ........................               426              26              --
   Contracts in annuity payment period (note 2) .................               453             415               3
                                                                      ----------------------------------------------
     Total contract owners' equity ..............................           383,755          18,528          55,860
                                                                      ==============================================

 * Investment shares ............................................            29,167           1,885           3,518
   Investments at cost ..........................................           379,667          15,476          54,084

                See accompanying notes to financial statements.

                                       5
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       J.P. Morgan
                                                                       Franklin       International        J.P. Morgan
                                                                      Zero Coupon     Opportunities     U.S. Disciplined
                                                                      Fund - 2010       Portfolio           Portfolio
                                                                      -----------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $52,264            567                628
                                                                      -----------------------------------------------------
     Total assets ...............................................         52,264            567                628
                                                                      -----------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             12              2                  2
                                                                      -----------------------------------------------------
     Total liabilities ..........................................             12              2                  2
                                                                      -----------------------------------------------------
     Net assets .................................................        $52,252            565                626
                                                                      =====================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    --            222                 55
     USAllianz Alterity Enhanced (note 7) .......................             --             11                 63
     USAllianz Alterity Optional (note 7) .......................             --             51                 51
     USAllianz Rewards Traditional (note 8) .....................             --            175                273
     USAllianz Rewards Enhanced (note 8) ........................             --            106                184
     Valuemark II and III  (note 5) .............................         36,155             --                 --
     Valuemark IV (note 5) ......................................         16,088             --                 --
     Valuemark Charter Traditional (note 6) .....................             --             --                 --
     Valuemark Charter Enhanced (note 6) ........................             --             --                 --
     Contracts in annuity payment period (note 2) ...............              9             --                 --
                                                                      -----------------------------------------------------
     Total contract owners' equity ..............................        $52,252            565                626
                                                                      =====================================================

 * Investment shares ............................................          3,168             50                 42
   Investments at cost ..........................................        $50,787            613                695

                                                                         Mutual         Mutual       Oppenheimer
                                                                        Discovery       Shares         Global       Oppenheimer
                                                                       Securities     Securities     Securities     High Income
                                                                          Fund           Fund          Fund/VA        Fund/VA
                                                                      ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
     Total assets ...............................................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            256            352             21              6
                                                                      ---------------------------------------------------------
     Total liabilities ..........................................            256            352             21              6
                                                                      ---------------------------------------------------------
     Net assets .................................................        180,435        376,588          3,682          1,035
                                                                      =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            215            410            453            304
     USAllianz Alterity Enhanced (note 7) .......................             67            135            341              7
     USAllianz Alterity Optional (note 7) .......................             72            131            672              1
     USAllianz Rewards Traditional (note 8) .....................            193             67          1,851            673
     USAllianz Rewards Enhanced (note 8) ........................             45             62            365             50
     Valuemark II and III  (note 5) .............................         68,662        132,688             --             --
     Valuemark IV (note 5) ......................................        105,825        234,717             --             --
     Valuemark Charter Traditional (note 6) .....................            197          1,042             --             --
     Valuemark Charter Enhanced (note 6) ........................            236            408             --             --
     Contracts in annuity payment period (note 2) ...............          4,923          6,928             --             --
                                                                      ---------------------------------------------------------
     Total contract owners' equity ..............................        180,435        376,588          3,682          1,035
                                                                      =========================================================

 * Investment shares ............................................         12,419         26,471            122            112
   Investments at cost ..........................................        147,725        311,157          3,850          1,077

                See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Oppenheimer                              PIMCO VIT
                                                                         Main Street          PIMCO VIT          StocksPLUS
                                                                          Growth &         High Yield Bond       Growth and
                                                                       Income Fund/VA         Portfolio       Income Portfolio
                                                                       ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................            $5,767               612               759
                                                                       ---------------------------------------------------------
     Total assets ...............................................             5,767               612               759
                                                                       ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                30                10                 3
                                                                       ---------------------------------------------------------
     Total liabilities ..........................................                30                10                 3
                                                                       ---------------------------------------------------------
     Net assets .................................................            $5,737               602               756
                                                                       =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            $1,167               128                72
     USAllianz Alterity Enhanced (note 7) .......................               185                40                 7
     USAllianz Alterity Optional (note 7) .......................               352               283                85
     USAllianz Rewards Traditional (note 8) .....................             2,524               133               437
     USAllianz Rewards Enhanced (note 8) ........................             1,509                18               155
     Valuemark II and III  (note 5) .............................                --                --                --
     Valuemark IV (note 5) ......................................                --                --                --
     Valuemark Charter Traditional (note 6) .....................                --                --                --
     Valuemark Charter Enhanced (note 6) ........................                --                --                --
   Contracts in annuity payment period (note 2) .................                --                --                --
                                                                       ---------------------------------------------------------
     Total contract owners' equity ..............................            $5,737               602               756
                                                                       =========================================================

 * Investment shares ............................................               271                74                69
   Investments at cost ..........................................            $6,325               636               897

                                                                       PIMCO VIT        Seligman          Seligman      Templeton
                                                                         Total           Global           Small-Cap       Asset
                                                                      Return Bond      Technology           Value       Strategy
                                                                       Portfolio          Fund              Fund          Fund
                                                                    -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
     Total assets ...............................................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10                25                 8            111
                                                                    -------------------------------------------------------------
     Total liabilities ..........................................           10                25                 8            111
                                                                    -------------------------------------------------------------
     Net assets .................................................        1,779             4,824             1,660         42,786
                                                                    =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................          258             1,014               205             --
     USAllianz Alterity Enhanced (note 7) .......................           25               445                 9             --
     USAllianz Alterity Optional (note 7) .......................          226               599               184             --
     USAllianz Rewards Traditional (note 8) .....................        1,241             1,964             1,043             --
     USAllianz Rewards Enhanced (note 8) ........................           29               802               219             --
     Valuemark II and III  (note 5) .............................           --                --                --         25,939
     Valuemark IV (note 5) ......................................           --                --                --         15,343
     Valuemark Charter Traditional (note 6) .....................           --                --                --             33
     Valuemark Charter Enhanced (note 6) ........................           --                --                --             30
   Contracts in annuity payment period (note 2) .................           --                --                --          1,441
                                                                    -------------------------------------------------------------
     Total contract owners' equity ..............................        1,779             4,824             1,660         42,786
                                                                    =============================================================

 * Investment shares ............................................          183               241               158          2,232
   Investments at cost ..........................................        1,754             6,292             1,526         44,658

                See accompanying notes to financial statements.

                                       7
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                       Templeton                         Templeton     Templeton
                                                                      Developing         Templeton         Growth     International
                                                                        Markets        Global Income     Securities    Securities
                                                                    Securities Fund   Securities Fund       Fund          Fund
                                                                    ---------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................     $ 91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
     Total assets ...............................................       91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           82                21               461           347
                                                                    ---------------------------------------------------------------
     Total liabilities ..........................................           82                21               461           347
                                                                    ---------------------------------------------------------------
     Net assets .................................................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................     $     45                --               233            --
     USAllianz Alterity Enhanced (note 7) .......................            8                --               130            --
     USAllianz Alterity Optional (note 7) .......................          111                --               177            --
     USAllianz Rewards Traditional (note 8) .....................           97                --               109            --
     USAllianz Rewards Enhanced (note 8) ........................           --                --               155            --
     Valuemark II and III  (note 5) .............................       64,784            49,021           351,085       424,521
     Valuemark IV (note 5) ......................................       25,659             8,841           159,920        86,234
     Valuemark Charter Traditional (note 6) .....................          206               530             1,151         2,946
     Valuemark Charter Enhanced (note 6) ........................          117                 6               399           458
   Contracts in annuity payment period (note 2) .................          662               133             8,172         3,165
                                                                    ---------------------------------------------------------------
     Total contract owners' equity ..............................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================

 * Investment shares ............................................       17,482             5,078            37,936        27,566
   Investments at cost ..........................................     $117,371            63,518           488,427       567,498

                                                                                                         USAllianz
                                                                          Templeton       Templeton         VIP
                                                                         International      Pacific      Diversified
                                                                            Smaller         Growth         Assets
                                                                        Companies Fund       Fund           Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................             19,182          46,655         2,020
                                                                      ---------------------------------------------
     Total assets ...............................................             19,182          46,655         2,020
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                 42              50            10
                                                                      ---------------------------------------------
     Total liabilities ..........................................                 42              50            10
                                                                      ---------------------------------------------
     Net assets .................................................             19,140          46,605         2,010
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                 --              21           185
     USAllianz Alterity Enhanced (note 7) .......................                 --               7            --
     USAllianz Alterity Optional (note 7) .......................                 --              10             5
     USAllianz Rewards Traditional (note 8) .....................                 --              --            45
     USAllianz Rewards Enhanced (note 8) ........................                 --              12            17
     Valuemark II and III  (note 5) .............................              9,160          38,688           840
     Valuemark IV (note 5) ......................................              9,251           7,393           918
     Valuemark Charter Traditional (note 6) .....................                 11               5            --
     Valuemark Charter Enhanced (note 6) ........................                150              99            --
   Contracts in annuity payment period (note 2) .................                568             370            --
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................             19,140          46,605         2,010
                                                                      =============================================

 * Investment shares ............................................              1,783           6,172           201
   Investments at cost ..........................................             19,427          50,453         2,131

                See accompanying notes to financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                     USAllianz        USAllianz                    USAllianz
                                                                     VIP Fixed       VIP Global      USAllianz     VIP Money
                                                                      Income        Opportunities   VIP Growth      Market
                                                                       Fund             Fund           Fund          Fund
                                                                     ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................    $   1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
     Total assets ...............................................        1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10           --              11            159
                                                                     ---------------------------------------------------------
     Total liabilities ..........................................           10           --              11            159
                                                                     ---------------------------------------------------------
     Net assets .................................................    $   1,571           88           1,260         11,789
                                                                     =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................    $      74           33              87            969
     USAllianz Alterity Enhanced (note 7) .......................           10            2              34            118
     USAllianz Alterity Optional (note 7) .......................           82           26              10            593
     USAllianz Rewards Traditional (note 8) .....................           91           18              52          9,543
     USAllianz Rewards Enhanced (note 8) ........................          148            9               5            566
     Valuemark II and III  (note 5) .............................          522           --             577             --
     Valuemark IV (note 5) ......................................          585           --             495             --
     Valuemark Charter Traditional (note 6) .....................           --           --              --             --
     Valuemark Charter Enhanced (note 6) ........................           --           --              --             --
   Contracts in annuity payment period (note 2) .................           59           --              --             --
                                                                     ---------------------------------------------------------
     Total contract owners' equity ..............................    $   1,571           88           1,260         11,789
                                                                     =========================================================

 * Investment shares ............................................          155           11             134         11,948
   Investments at cost ..........................................    $   1,555          103           1,438         11,948

                                                                                           Van Kampen
                                                                         Van Kampen       LIT Growth &         Total
                                                                       LIT Enterprise        Income             All
                                                                          Portfolio         Portfolio          Funds
                                                                     -------------------------------------------------
Assets:
   Investments at net asset value* ..............................            929              1,739          6,188,718
                                                                     -------------------------------------------------
     Total assets ...............................................            929              1,739          6,188,718
                                                                     -------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              4                  2              4,355
                                                                     -------------------------------------------------
     Total liabilities ..........................................              4                  2              4,355
                                                                     -------------------------------------------------
     Net assets .................................................            925              1,737          6,184,363
                                                                     =================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................             57                106             12,658
     USAllianz Alterity Enhanced (note 7) .......................            104                 63              4,691
     USAllianz Alterity Optional (note 7) .......................             46                305             10,812
     USAllianz Rewards Traditional (note 8) .....................            612              1,089             43,771
     USAllianz Rewards Enhanced (note 8) ........................            106                174             17,789
     Valuemark II and III  (note 5) .............................             --                 --          4,322,544
     Valuemark IV (note 5) ......................................             --                 --          1,664,300
     Valuemark Charter Traditional (note 6) .....................             --                 --             33,295
     Valuemark Charter Enhanced (note 6) ........................             --                 --              4,524
   Contracts in annuity payment period (note 2) .................             --                 --             69,979
                                                                     -------------------------------------------------
     Total contract owners' equity ..............................            925              1,737          6,184,363
                                                                     =================================================

 * Investment shares ............................................             46                102            688,697
   Investments at cost ..........................................          1,111              1,739          6,205,225

                See accompanying notes to financial statements.

                                       9
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                     AIM V.I.                          AIM V.I.
                                                                      Capital            AIM         International       AIM V.I.
                                                                   Appreciation      V.I. Growth        Equity            Value
                                                                       Fund             Fund             Fund              Fund
                                                                   ---------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $    --                 5              5                 5
                                                                   ---------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                3                 8              2                 3
     USAllianz Alterity Enhanced ........................                1                 2             --                 2
     USAllianz Alterity Optional ........................                3                 4              2                 4
     USAllianz Rewards Traditional ......................               12                 8              6                 8
     USAllianz Rewards Enhanced .........................                7                 7              1                 4
     Valuemark II & III .................................               --               324             --                --
     Valuemark IV .......................................               --               275             --                --
     Valuemark Charter Traditional ......................               --                --             --                --
     Valuemark Charter Enhanced .........................               --                --             --                --
                                                                   ---------------------------------------------------------------
   Total expenses .......................................               26               628             11                21
                                                                   ---------------------------------------------------------------
   Investment income (loss), net ........................              (26)             (623)            (6)              (16)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              175             1,593            129               181
   Realized gains (losses) on sales of investments, net .               (8)             (419)            (6)              (27)
                                                                   ---------------------------------------------------------------
         Realized gains (losses) on investments, net ....              167             1,174            123               154
                                                                   ---------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (1,267)          (15,376)          (456)             (621)
                                                                   ---------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (1,100)          (14,202)          (333)             (467)
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $(1,126)          (14,825)          (339)             (483)
                                                                   ===============================================================

                                                                                     Alger            Alger
                                                                                    American         American
                                                                     Alger          Leveraged         MidCap
                                                                  American           AllCap           Growth
                                                               Growth Portfolio    Portfolio        Portfolio
                                                             ------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             --                --                --
                                                             ------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2                 3                 4
     USAllianz Alterity Enhanced ........................              1                 2                 2
     USAllianz Alterity Optional ........................              2                 1                --
     USAllianz Rewards Traditional ......................             13                 7                 7
     USAllianz Rewards Enhanced .........................              6                 3                 7
     Valuemark II & III .................................            241               162                --
     Valuemark IV .......................................            190               149                --
     Valuemark Charter Traditional ......................             --                --                --
     Valuemark Charter Enhanced .........................             --                --                --
                                                             ------------------------------------------------
   Total expenses .......................................            455               327                20
                                                             ------------------------------------------------
   Investment income (loss), net ........................           (455)             (327)              (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          4,449             2,488                36
   Realized gains (losses) on sales of investments, net .           (814)           (1,238)              (25)
                                                             ------------------------------------------------
         Realized gains (losses) on investments, net ....          3,635             1,250                11
                                                             ------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................        (10,582)           (9,927)             (219)
                                                             ------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         (6,947)           (8,677)             (208)
                                                             ------------------------------------------------
Net increase (decrease) in net assets from operations ...         (7,402)           (9,004)             (228)
                                                             ================================================

                 See accompanying notes to financial statements.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                        Alger
                                                                      American
                                                                        Small          Davis VA         Davis VA        Davis VA
                                                                   Capitalization      Financial       Real Estate        Value
                                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                                   ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $     --                  2                 15              10
                                                                   ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                --                  1                  1               2
     USAllianz Alterity Enhanced ........................                --                 --                 --               3
     USAllianz Alterity Optional ........................                --                 --                  4               4
     USAllianz Rewards Traditional ......................                 1                  2                  3               6
     USAllianz Rewards Enhanced .........................                --                  2                  1               3
     Valuemark II & III .................................                --                 --                 --              --
     Valuemark IV .......................................                --                 --                 --              --
     Valuemark Charter Traditional ......................                --                 --                 --              --
     Valuemark Charter Enhanced .........................                --                 --                 --              --
                                                                   ----------------------------------------------------------------
   Total expenses .......................................                 1                  5                  9              18
                                                                   ----------------------------------------------------------------
   Investment income (loss), net ........................                (1)                (3)                 6              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                57                 36                 --              30
   Realized gains (losses) on sales of investments, net .                (5)                12                 18              (2)
                                                                   ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....                52                 48                 18              28
                                                                   ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................              (194)               191                 48              43
                                                                   ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....              (142)               239                 66              71
                                                                   ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $   (143)               236                 72              63
                                                                   ================================================================

                                                                        Franklin          Franklin         Franklin
                                                                       Aggressive          Global           Global
                                                                         Growth        Communications     Health Care
                                                                       Securities        Securities       Securities
                                                                          Fund              Fund             Fund
                                                                   -------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................                     --             17,342               8
                                                                   -------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                     --                 --              --
     USAllianz Alterity Enhanced ........................                     --                 --              --
     USAllianz Alterity Optional ........................                     --                 --              --
     USAllianz Rewards Traditional ......................                     --                 --              --
     USAllianz Rewards Enhanced .........................                     --                 --              --
     Valuemark II & III .................................                     38             10,194             234
     Valuemark IV .......................................                     22                859             161
     Valuemark Charter Traditional ......................                     --                  2               2
     Valuemark Charter Enhanced .........................                     --                  2               2
                                                                   -------------------------------------------------
   Total expenses .......................................                     60             11,057             399
                                                                   -------------------------------------------------
   Investment income (loss), net ........................                    (60)             6,285            (391)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                     --            165,954              --
   Realized gains (losses) on sales of investments, net .                   (473)            18,476           1,909
                                                                   -------------------------------------------------
         Realized gains (losses) on investments, net ....                   (473)           184,430           1,909
                                                                   -------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                 (4,235)          (452,896)          9,915
                                                                   -------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                 (4,708)          (268,466)         11,824
                                                                   -------------------------------------------------
Net increase (decrease) in net assets from operations ...                 (4,768)          (262,181)         11,433
                                                                   =================================================

                See accompanying notes to financial statements.

                                       11
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                    Franklin                                   Franklin
                                                                     Growth                     Franklin         Large
                                                                   and Income      Franklin      Income       Cap Growth
                                                                   Securities     High Income  Securities     Securities
                                                                      Fund           Fund         Fund           Fund
                                                                   -------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  49,600         1,028        77,117         1,939
                                                                   -------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                  1            --            --            --
     USAllianz Alterity Enhanced ........................                 --            --            --            --
     USAllianz Alterity Optional ........................                  2            --            --            --
     USAllianz Rewards Traditional ......................                  1            --            --            --
     USAllianz Rewards Enhanced .........................                  1            --            --            --
     Valuemark II & III .................................              8,775         2,088         7,537         3,281
     Valuemark IV .......................................              1,988         1,035         1,463         2,556
     Valuemark Charter Traditional ......................                  7             4            17             8
     Valuemark Charter Enhanced .........................                  7             1             3             6
                                                                   -------------------------------------------------------
   Total expenses .......................................             10,782         3,128         9,020         5,851
                                                                   -------------------------------------------------------
   Investment income (loss), net ........................             38,818        (2,100)       68,097        (3,912)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             91,990            --        29,806        21,517
   Realized gains (losses) on sales of investments, net .              6,733       (38,973)      (13,484)       18,231
                                                                   -------------------------------------------------------
         Realized gains (losses) on investments, net ....             98,723       (38,973)       16,322        39,748
                                                                   -------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (31,093)       11,375        18,797       (19,040)
                                                                   -------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             67,630       (27,598)       35,119        20,708
                                                                   -------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $ 106,448       (29,698)      103,216        16,796
                                                                   =======================================================

                                                                                    Franklin
                                                                      Franklin       Natural
                                                                        Money       Resources      Franklin
                                                                       Market      Securities     Real Estate
                                                                        Fund          Fund           Fund
                                                                  -------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................               15,967            280          9,784
                                                                  -------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                   --             --             --
     USAllianz Alterity Enhanced ........................                   --             --             --
     USAllianz Alterity Optional ........................                   --             --             --
     USAllianz Rewards Traditional ......................                   --             --             --
     USAllianz Rewards Enhanced .........................                   --             --             --
     Valuemark II & III .................................                2,729            478          1,506
     Valuemark IV .......................................                  919            121            495
     Valuemark Charter Traditional ......................                   93              1              7
     Valuemark Charter Enhanced .........................                   --             --              1
                                                                  -------------------------------------------
   Total expenses .......................................                3,741            600          2,009
                                                                  -------------------------------------------
   Investment income (loss), net ........................               12,226           (320)         7,775
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                   --             --          5,823
   Realized gains (losses) on sales of investments, net .                   --          1,997         (6,687)
                                                                  -------------------------------------------
         Realized gains (losses) on investments, net ....                   --          1,997           (864)
                                                                  -------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                   --         10,450         29,768
                                                                  -------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                   --         12,447         28,904
                                                                  -------------------------------------------
Net increase (decrease) in net assets from operations ...               12,226         12,127         36,679
                                                                  ===========================================

                See accompanying notes to financial statements.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                 Franklin
                                                                  Rising
                                                                 Dividends        Franklin         Franklin          Franklin
                                                                Securities      S&P 500 Index      Small Cap        Technology
                                                                   Fund             Fund             Fund         Securities Fund
                                                                ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $ 12,409             18               --               --
                                                                ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --             --                4               --
     USAllianz Alterity Enhanced ........................              --             --                1               --
     USAllianz Alterity Optional ........................              --             --                2               --
     USAllianz Rewards Traditional ......................               1             --               10               --
     USAllianz Rewards Enhanced .........................              --             --                2               --
     Valuemark II & III .................................           3,799            293            4,113               27
     Valuemark IV .......................................             982            235            2,427               26
     Valuemark Charter Traditional ......................               4             --                9               --
     Valuemark Charter Enhanced .........................               3             --                2               --
                                                                ------------------------------------------------------------------
   Total expenses .......................................           4,789            528            6,570               53
                                                                ------------------------------------------------------------------
   Investment income (loss), net ........................           7,620           (510)          (6,570)             (53)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          56,174             --           32,768               --
   Realized gains (losses) on sales of investments, net .         (15,122)           (62)          63,935             (254)
                                                                ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....          41,052            (62)          96,703             (254)
                                                                ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           4,876         (3,493)        (159,623)          (3,705)
                                                                ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          45,928         (3,555)         (62,920)          (3,959)
                                                                ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 53,548         (4,065)         (69,490)          (4,012)
                                                                ==================================================================


                                                                 Franklin
                                                                   U.S.            Franklin         Franklin
                                                                Government     Value Securities    Zero Coupon
                                                                   Fund              Fund          Fund - 2000
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            387               56              3,641
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --                 --
     USAllianz Alterity Enhanced ........................             --               --                 --
     USAllianz Alterity Optional ........................              2               --                 --
     USAllianz Rewards Traditional ......................              7               --                 --
     USAllianz Rewards Enhanced .........................              1               --                 --
     Valuemark II & III .................................          4,733               97                610
     Valuemark IV .......................................          1,021               93                 69
     Valuemark Charter Traditional ......................             16                2                 --
     Valuemark Charter Enhanced .........................              6               --                 --
                                                               -----------------------------------------------
   Total expenses .......................................          5,786              192                679
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (5,399)            (136)             2,962
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --               --                639
   Realized gains (losses) on sales of investments, net .         (9,520)             386             (7,960)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....         (9,520)             386             (7,321)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................         53,735            3,212              6,377
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         44,215            3,598               (944)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...         38,816            3,462              2,018
                                                               ===============================================

                See accompanying notes to financial statements.

                                       13
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                 J.P. Morgan       J.P. Morgan
                                                                Franklin         Franklin       International   U.S. Disciplined
                                                               Zero Coupon      Zero Coupon     Opportunities       Equity
                                                               Fund - 2005      Fund - 2010       Portfolio         Portfolio
                                                               ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $    52              54              --                  2
                                                               ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --              --               1                 --
     USAllianz Alterity Enhanced ........................             --              --              --                 --
     USAllianz Alterity Optional ........................             --              --              --                 --
     USAllianz Rewards Traditional ......................             --              --               1                  1
     USAllianz Rewards Enhanced .........................             --              --              --                  1
     Valuemark II & III .................................            579             524              --                 --
     Valuemark IV .......................................            181             226              --                 --
     Valuemark Charter Traditional ......................             --              --              --                 --
     Valuemark Charter Enhanced .........................             --              --              --                 --
                                                               ------------------------------------------------------------------
   Total expenses .......................................            760             750               2                  2
                                                               ------------------------------------------------------------------
   Investment income (loss), net ........................           (708)           (696)             (2)                --
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          1,435             854              12                  1
   Realized gains (losses) on sales of investments, net .           (694)         (3,882)             (2)                (1)
                                                               ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....            741          (3,028)             10                 --
                                                               ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          5,482          11,831             (46)               (67)
                                                               ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          6,223           8,803             (36)               (67)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 5,515           8,107             (38)               (67)
                                                               ==================================================================

                                                                 Mutual           Mutual       Oppenheimer
                                                                Discovery         Shares         Global
                                                              Securities        Securities     Securities
                                                                  Fund             Fund          Fund/VA
                                                             ---------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          5,604            10,739             --
                                                             ---------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              1                 2              3
     USAllianz Alterity Enhanced ........................              1                 1              2
     USAllianz Alterity Optional ........................             --                 1              3
     USAllianz Rewards Traditional ......................             --                --             10
     USAllianz Rewards Enhanced .........................             --                --              2
     Valuemark II & III .................................          1,185             2,090             --
     Valuemark IV .......................................          1,595             3,431             --
     Valuemark Charter Traditional ......................              3                13             --
     Valuemark Charter Enhanced .........................              3                 4             --
                                                             ---------------------------------------------
   Total expenses .......................................          2,788             5,542             20
                                                             ---------------------------------------------
   Investment income (loss), net ........................          2,816             5,197            (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --             9,298             19
   Realized gains (losses) on sales of investments, net .          6,320            10,883             (6)
                                                             ---------------------------------------------
         Realized gains (losses) on investments, net ....          6,320            20,181             13
                                                             ---------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          6,943            15,515           (147)
                                                             ---------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         13,263            35,696           (134)
                                                             ---------------------------------------------
Net increase (decrease) in net assets from operations ...         16,079            40,893           (154)
                                                             =============================================

                See accompanying notes to financial statements.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                Oppenheimer                   PIMCO VIT
                                                                Oppenheimer      Main Street    PIMCO VIT     Stocks PLUS
                                                                   High           Growth &     High Yield      Growth &
                                                                  Income           Income         Bond          Income
                                                                  Fund/VA          Fund/VA      Portfolio      Portfolio
                                                                -----------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $   --              1             26             26
                                                                -----------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             2              8              2             --
     USAllianz Alterity Enhanced ........................            --              1              1             --
     USAllianz Alterity Optional ........................            --              1              6             --
     USAllianz Rewards Traditional ......................             3             13             --              1
     USAllianz Rewards Enhanced .........................            --              6             --              1
     Valuemark II & III .................................            --             --             --             --
     Valuemark IV .......................................            --             --             --             --
     Valuemark Charter Traditional ......................            --             --             --             --
     Valuemark Charter Enhanced .........................            --             --             --             --
                                                                -----------------------------------------------------------
   Total expenses .......................................             5             29              9              2
                                                                -----------------------------------------------------------
   Investment income (loss), net ........................            (5)           (28)            17             24
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..            --             11             --             --
   Realized gains (losses) on sales of investments, net .            --             (8)             1             --
                                                                -----------------------------------------------------------
         Realized gains (losses) on investments, net ....            --              3              1             --
                                                                -----------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (37)          (557)           (25)          (138)
                                                                -----------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (37)          (554)           (24)          (138)
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $  (42)          (582)            (7)          (114)
                                                                ===========================================================


                                                                  PIMCO VIT      Seligman     Seligman
                                                                    Total         Global      Small-Cap
                                                                 Return Bond    Technology      Value
                                                                  Portfolio        Fund         Fund
                                                                ---------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             37            --             --
                                                                ---------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2             8              1
     USAllianz Alterity Enhanced ........................             --             2             --
     USAllianz Alterity Optional ........................              2             2              1
     USAllianz Rewards Traditional ......................              7             8              6
     USAllianz Rewards Enhanced .........................             --             4             --
     Valuemark II & III .................................             --            --             --
     Valuemark IV .......................................             --            --             --
     Valuemark Charter Traditional ......................             --            --             --
     Valuemark Charter Enhanced .........................             --            --             --
                                                                ---------------------------------------
   Total expenses .......................................             11            24              8
                                                                ---------------------------------------
   Investment income (loss), net ........................             26           (24)            (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --           170             21
   Realized gains (losses) on sales of investments, net .              4           (56)             1
                                                                ---------------------------------------
         Realized gains (losses) on investments, net ....              4           114             22
                                                                ---------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................             35        (1,443)           142
                                                                ---------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             39        (1,329)           164
                                                                ---------------------------------------
Net increase (decrease) in net assets from operations ...             65        (1,353)           156
                                                                =======================================

                See accompanying notes to financial statements.

                                       15
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                   Templeton        Templeton
                                                                  Templeton       Developing         Global           Templeton
                                                                    Asset           Markets          Income            Growth
                                                                  Strategy        Securities       Securities        Securities
                                                                    Fund             Fund             Fund              Fund
                                                                 -----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $     80            1,245              106           10,470
                                                                 -----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --               --               --                1
     USAllianz Alterity Enhanced ........................              --               --               --                1
     USAllianz Alterity Optional ........................              --                1               --                1
     USAllianz Rewards Traditional ......................              --               --               --                1
     USAllianz Rewards Enhanced .........................              --               --               --                1
     Valuemark II & III .................................             440            1,371              785            5,711
     Valuemark IV .......................................             252              499              137            2,407
     Valuemark Charter Traditional ......................              --                7                7               21
     Valuemark Charter Enhanced .........................              --                1               --                6
                                                                 -----------------------------------------------------------------
   Total expenses .......................................             692            1,879              929            8,150
                                                                 -----------------------------------------------------------------
   Investment income (loss), net ........................            (612)            (634)            (823)           2,320
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              --               --               --           68,975
   Realized gains (losses) on sales of investments, net .            (754)         (10,051)          (4,123)          10,530
                                                                 -----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            (754)         (10,051)          (4,123)          79,505
                                                                 -----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (147)         (36,805)           6,052          (86,038)
                                                                 -----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....            (901)         (46,856)           1,929           (6,533)
                                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ (1,513)         (47,490)           1,106           (4,213)
                                                                 =================================================================

                                                                                    Templeton        Templeton
                                                                  Templeton       International       Pacific
                                                                International        Smaller          Growth
                                                                 Securities         Companies       Securities
                                                                    Fund              Fund             Fund
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            398              409               85
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --               --
     USAllianz Alterity Enhanced ........................             --               --               --
     USAllianz Alterity Optional ........................             --               --               --
     USAllianz Rewards Traditional ......................             --               --               --
     USAllianz Rewards Enhanced .........................             --               --               --
     Valuemark II & III .................................          7,064              169              802
     Valuemark IV .......................................          1,329              149              145
     Valuemark Charter Traditional ......................             51                6                3
     Valuemark Charter Enhanced .........................              6                2                1
                                                               -----------------------------------------------
   Total expenses .......................................          8,450              326              951
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (8,052)              83             (866)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..        173,705               --               --
   Realized gains (losses) on sales of investments, net .        (12,082)             537           (9,301)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....        161,623              537           (9,301)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................       (197,938)            (752)          (8,300)
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....        (36,315)            (215)         (17,601)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...        (44,367)            (132)         (18,467)
                                                               ===============================================

                See accompanying notes to financial statements.

                                       16
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                USAllianz          USAllianz     USAllianz
                                                             VIP Diversified       VIP Fixed    VIP Global       USAllianz
                                                                 Assets             Income     Opportunities    VIP Growth
                                                                  Fund               Fund          Fund            Fund
                                                             ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  81              53             --               6
                                                             ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2              --             --              --
     USAllianz Alterity Enhanced ........................             --              --             --              --
     USAllianz Alterity Optional ........................             --              --             --              --
     USAllianz Rewards Traditional ......................             --              --             --              --
     USAllianz Rewards Enhanced .........................             --              --             --              --
     Valuemark II & III .................................             31               9             --               8
     Valuemark IV .......................................              3               8             --               6
     Valuemark Charter Traditional ......................             --              --             --              --
     Valuemark Charter Enhanced .........................             --              --             --              --
                                                             ----------------------------------------------------------------
   Total expenses .......................................             36              17             --              14
                                                             ----------------------------------------------------------------
   Investment income (loss), net ........................             45              36             --              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             12              --             --              29
   Realized gains (losses) on sales of investments, net .             90              43             --              (8)
                                                             ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            102              43             --              21
                                                             ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (111)             28            (16)           (182)
                                                             ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             (9)             71            (16)           (161)
                                                             ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $  36             107            (16)           (169)
                                                             ================================================================

                                                              USAllianz                     Van Kampen
                                                              VIP Money      Van Kampen     LIT Growth
                                                               Market      LIT Enterprise    & Income
                                                                Fund          Portfolio      Portfolio
                                                             -----------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................         224             --              14
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................           1             --              --
     USAllianz Alterity Enhanced ........................           1             --              --
     USAllianz Alterity Optional ........................          92             --               1
     USAllianz Rewards Traditional ......................          43              3              --
     USAllianz Rewards Enhanced .........................          11              1              --
     Valuemark II & III .................................          --             --              --
     Valuemark IV .......................................          --             --              --
     Valuemark Charter Traditional ......................          --             --              --
     Valuemark Charter Enhanced .........................          --             --              --
                                                             -----------------------------------------
   Total expenses .......................................         148              4               1
                                                             -----------------------------------------
   Investment income (loss), net ........................          76             (4)             13
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          --              1              77
   Realized gains (losses) on sales of investments, net .          --             (4)             --
                                                             -----------------------------------------
         Realized gains (losses) on investments, net ....          --             (3)             77
                                                             -----------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          --           (182)             --
                                                             -----------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          --           (185)             77
                                                             -----------------------------------------
Net increase (decrease) in net assets from operations ...          76           (189)             90
                                                             =========================================

                See accompanying notes to financial statements.

                                       17
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                             Total
                                                                                                              All
                                                                                                             Funds
                                                                                                           ---------
Investment income:
   Dividends reinvested in fund shares ..........................................................          $ 219,330
                                                                                                           ---------

Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .............................................................                 68
     USAllianz Alterity Enhanced ................................................................                 24
     USAllianz Alterity Optional ................................................................                141
     USAllianz Rewards Traditional ..............................................................                189
     USAllianz Rewards Enhanced .................................................................                 72
     Valuemark II & III .........................................................................             72,027
     Valuemark IV ...............................................................................             25,454
     Valuemark Charter Traditional ..............................................................                283
     Valuemark Charter Enhanced .................................................................                 56
                                                                                                           ---------
   Total expenses ...............................................................................             98,314
                                                                                                           ---------
   Investment income (loss), net ................................................................            121,016
Realized gains (losses) and unrealized appreciation (depreciation) on investments:

   Realized capital gain distributions on mutual funds ..........................................            668,465
   Realized gains (losses) on sales of investments, net .........................................              4,055
                                                                                                           ---------
         Realized gains (losses) on investments, net ............................................            672,520
                                                                                                           ---------
   Net change in unrealized appreciation (depreciation) on investments ..........................           (850,843)
                                                                                                           ---------
     Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net           (178,323)
                                                                                                           ---------
Net increase (decrease) in net assets from operations ...........................................          $ (57,307)
                                                                                                           =========

                 See accompanying notes to financial statements

                                       18
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets For the years ended December 31, 2000 and 1999 (In thousands)

                                                                             AIM V.I.                         AIM V.I.
                                                                     Capital Appreciation Fund               Growth Fund
                                                                   ----------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          $   (26)               --             (623)                3
         Realized gains (losses) on investments, net ....              167                --            1,174               205
         Net change in unrealized appreciation
          (depreciation) on investments .................           (1,267)               --          (15,376)              359
                                                                   ----------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           (1,126)               --          (14,825)              567
                                                                   ----------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            6,777                --            8,833                77
         Transfers between funds ........................              856                --           50,074             9,294
         Surrenders and terminations ....................              (58)               --           (6,181)              (79)
         Rescissions ....................................              (37)               --             (262)               --
         Bonus ..........................................              346                --              211                --
         Other transactions (note 2) ....................               --                --              (12)               --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            7,884                --           52,663             9,292
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets .......................            6,758                --           37,838             9,859
Net assets at beginning of period .......................               --                --            9,859                --
                                                                   ----------------------------------------------------------------
Net assets at end of period .............................          $ 6,758                --           47,697             9,859
                                                                   ================================================================

                                                                              AIM V.I.                          AIM V.I.
                                                                     International Equity Fund                 Value Fund
                                                                   ------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................               (6)               --              (16)               --
         Realized gains (losses) on investments, net ....              123                --              154                --
         Net change in unrealized appreciation
          (depreciation) on investments .................             (456)               --             (621)               --
                                                                   ------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................             (339)               --             (483)               --
                                                                   ------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            2,084                --            3,741                --
         Transfers between funds ........................              283                --              862                --
         Surrenders and terminations ....................              (20)               --              (39)               --
         Rescissions ....................................               (5)               --              (70)               --
         Bonus ..........................................               95                --              126                --
         Other transactions (note 2) ....................               --                --               --                --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            2,437                --            4,620                --
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets .......................            2,098                --            4,137                --
Net assets at beginning of period .......................               --                --               --                --
                                                                   ------------------------------------------------------------
Net assets at end of period .............................            2,098                --            4,137                --
                                                                   ============================================================

                See accompanying notes to financial statements.

                                       19
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Alger American                   Alger American
                                                                  Growth Portfolio            Leveraged AllCap Portfolio
                                                              ---------------------------------------------------------------
                                                               2000               1999          2000               1999
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................     $   (455)            (10)         (327)                (6)
         Realized gains (losses) on investments, net ....        3,635              --         1,250                 17
         Net change in unrealized appreciation
          (depreciation) on investments .................      (10,582)            484        (9,927)               656
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (7,402)            474        (9,004)               667
                                                              ---------------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        6,148             221         4,399                  9
         Transfers between funds ........................       32,769           9,751        21,150              6,843
         Surrenders and terminations ....................       (4,525)            (13)       (3,297)               (18)
         Rescissions ....................................         (103)             --           (61)                --
         Bonus ..........................................          235              --           137                 --
         Other transactions (note 2) ....................           (9)             --            (7)                --
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       34,515           9,959        22,321              6,834
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets .......................       27,113          10,433        13,317              7,501
                                                              ---------------------------------------------------------------
Net assets at beginning of period .......................       10,433              --         7,501                 --
                                                              ---------------------------------------------------------------
Net assets at end of period .............................     $ 37,546          10,433        20,818              7,501
                                                              ===============================================================

                                                                     Alger American               Alger American Small
                                                                 MidCap Growth Portfolio         Capitalization Portfolio
                                                              -----------------------------------------------------------
                                                                  2000               1999         2000               1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (20)                --           (1)                --
         Realized gains (losses) on investments, net ....           11                 --           52                 --
         Net change in unrealized appreciation
          (depreciation) on investments .................         (219)                --         (194)                --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (228)                --         (143)                --
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        5,154                 --          747                 --
         Transfers between funds ........................          725                 --          153                 --
         Surrenders and terminations ....................          (54)                --           (7)                --
         Rescissions ....................................          (53)                --           --                 --
         Bonus ..........................................          218                 --           25                 --
         Other transactions (note 2) ....................           --                 --           --                 --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        5,990                 --          918                 --
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................        5,762                 --          775                 --
                                                              -----------------------------------------------------------
Net assets at beginning of period .......................           --                 --           --                 --
                                                              -----------------------------------------------------------
Net assets at end of period .............................        5,762                 --          775                 --
                                                              ===========================================================

                See accompanying notes to financial statements.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Davis VA                Davis VA
                                                              Financial Portfolio    Real Estate Portfolio
                                                            -------------------------------------------------
                                                               2000       1999         2000       1999
                                                            -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................   $    (3)        --            6         --
         Realized gains (losses) on investments, net ....        48         --           18         --
         Net change in unrealized appreciation
          (depreciation) on investments .................       191         --           48         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       236         --           72         --
                                                            -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................     1,283         --        1,692         --
         Transfers between funds ........................     1,283         --           44         --
         Surrenders and terminations ....................       (24)        --          (27)        --
         Rescissions ....................................       (39)        --         (242)        --
         Bonus ..........................................        45
         Other transactions (note 2) ....................        --         --           --         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     2,548         --        1,516         --
                                                            -------------------------------------------------
Increase (decrease) in net assets .......................     2,784         --        1,588         --
Net assets at beginning of period .......................        --         --           --         --
                                                            -------------------------------------------------
Net assets at end of period .............................   $ 2,784         --        1,588         --
                                                            =================================================

                                                                                      Franklin
                                                                Davis VA          Aggressive Growth
                                                             Value Portfolio       Securities Fund
                                                            ---------------------------------------
                                                              2000       1999      2000       1999
                                                            ---------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       (8)        --       (60)        --
         Realized gains (losses) on investments, net ....       28         --      (473)        --
         Net change in unrealized appreciation
          (depreciation) on investments .................       43         --    (4,235)        --
                                                            ---------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       63         --    (4,768)        --
                                                            ---------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................    2,697         --       465         --
         Transfers between funds ........................      725         --    16,960         --
         Surrenders and terminations ....................      (16)        --      (306)        --
         Rescissions ....................................      (66)        --        --         --
         Bonus ..........................................                  49        86         --
         Other transactions (note 2) ....................       --         --        --         --
                                                            ---------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................    3,428         --    17,119         --
                                                            ---------------------------------------
Increase (decrease) in net assets .......................    3,491         --    12,351         --
Net assets at beginning of period .......................       --         --        --         --
                                                            ---------------------------------------
Net assets at end of period .............................    3,491         --    12,351         --
                                                            =======================================

                See accompanying notes to financial statements.

                                       21
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin
                                                                  Global Communications              Franklin Global Health
                                                                     Securities Fund                  Care Securities Fund
                                                               -----------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    6,285           19,082             (391)            (110)
         Realized gains (losses) on investments, net ....         184,430          130,789            1,909             (444)
         Net change in unrealized appreciation
          (depreciation) on investments .................        (452,896)         108,697            9,915             (413)
          Net increase (decrease) in net assets
            from operations .............................        (262,181)         258,568           11,433             (967)
                                                               -----------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,766            7,605            1,118              684
         Transfers between funds ........................          11,165          (11,984)          22,546            5,472
         Surrenders and terminations ....................        (177,607)        (254,051)          (4,060)          (3,102)
         Rescissions ....................................            (461)            (402)             (47)              (4)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (351)            (415)              (9)              (4)
                                                               -----------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (162,488)        (259,247)          19,548            3,046
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets .......................        (424,669)            (679)          31,981            2,087
Net assets at beginning of period .......................         903,412          904,091           10,683            8,596
                                                               -----------------------------------------------------------------
Net assets at end of period .............................      $  478,743          903,412           41,664           10,683
                                                               =================================================================

                                                                     Franklin                        Franklin
                                                              Growth and Income Fund             High Income Fund
                                                             ------------------------------------------------------------
                                                                2000             1999             2000             1999
                                                             ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       38,818           24,310           (2,100)          72,789
         Realized gains (losses) on investments, net ....       98,723          180,986          (38,973)          (2,180)
         Net change in unrealized appreciation
          (depreciation) on investments .................      (31,093)        (203,523)          11,375          (74,093)
          Net increase (decrease) in net assets
            from operations .............................      106,448            1,773          (29,698)          (3,484)
                                                             ------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        6,516           21,222            2,301            9,874
         Transfers between funds ........................      (46,211)           2,502          (19,980)         (15,315)
         Surrenders and terminations ....................     (203,679)        (350,152)         (64,551)        (111,225)
         Rescissions ....................................         (238)            (841)            (215)          (1,076)
         Bonus ..........................................           31               --               --               --
         Other transactions (note 2) ....................          324             (461)             (87)            (135)
                                                             ------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     (243,905)        (327,730)         (82,532)        (117,877)
                                                             ------------------------------------------------------------
Increase (decrease) in net assets .......................     (137,457)        (325,957)        (112,230)        (121,361)
Net assets at beginning of period .......................      877,103        1,203,060          285,115          406,476
                                                             ------------------------------------------------------------
Net assets at end of period .............................      739,646          877,103          172,885          285,115
                                                             ============================================================

                See accompanying notes to financial statements.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                             Franklin
                                                                           Franklin                      Large Cap Growth
                                                                    Income Securities Fund                Securities Fund
                                                               --------------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   68,097           62,272           (3,912)          (3,049)
         Realized gains (losses) on investments, net ....          16,322           45,793           39,748           14,468
         Net change in unrealized appreciation
          (depreciation) on investments .................          18,797         (135,838)         (19,040)          74,190
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         103,216          (27,773)          16,796           85,609
                                                               --------------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,199           15,066            6,594           14,944
         Transfers between funds ........................         (46,170)         (63,176)          64,766          176,904
         Surrenders and terminations ....................        (176,655)        (305,250)         (73,326)        (102,364)
         Rescissions ....................................            (546)          (1,138)            (265)            (585)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (286)            (467)            (129)            (110)
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (219,458)        (354,915)          (1,360)          88,789
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets .......................        (116,242)        (382,688)          15,436          174,398
Net assets at beginning of period .......................         718,909        1,101,597          378,876          204,478
                                                               --------------------------------------------------------------------
Net assets at end of period .............................      $  602,667          718,909          394,312          378,876
                                                               ====================================================================

                                                                           Franklin               Franklin Natural Resources
                                                                       Money Market Fund                Securities Fund
                                                               -------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        12,226           11,289             (320)              67
         Realized gains (losses) on investments, net ....            --            1,997           (9,191)
         Net change in unrealized appreciation
          (depreciation) on investments .................            --               --           10,450           20,690
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        12,226           11,289           12,127           11,566
                                                               -------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        20,974           29,220              558              835
         Transfers between funds ........................        42,276          219,767            1,652           (4,480)
         Surrenders and terminations ....................      (148,303)        (294,991)          (8,899)         (10,534)
         Rescissions ....................................        (1,070)            (236)              --             (122)
         Bonus ..........................................
         Other transactions (note 2) ....................           (82)            (119)             (27)             (26)
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (86,205)         (46,359)          (6,711)         (14,327)
                                                               -------------------------------------------------------------
Increase (decrease) in net assets .......................       (73,979)         (35,070)           5,416           (2,761)
Net assets at beginning of period .......................       345,865          380,935           39,450           42,211
                                                               -------------------------------------------------------------
Net assets at end of period .............................       271,886          345,865           44,866           39,450
                                                               =============================================================

                See accompanying notes to financial statements.

                                       23
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                        Franklin
                                                                        Franklin                     Rising Dividends
                                                                    Real Estate Fund                 Securities Fund
                                                                -------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                                -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   7,775          14,097           7,620             970
         Realized gains (losses) on investments, net ....           (864)         22,529          41,052         121,686
         Net change in unrealized appreciation
          (depreciation) on investments .................         29,768         (51,341)          4,876        (184,898)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         36,679         (14,715)         53,548         (62,242)
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,404           2,780           2,390           9,400
         Transfers between funds ........................         (8,782)        (33,666)        (38,780)        (38,313)
         Surrenders and terminations ....................        (35,311)        (70,987)        (65,725)       (184,628)
         Rescissions ....................................           (106)           (290)           (215)           (427)
         Bonus ..........................................             --              --              15              --
         Other transactions (note 2) ....................            (62)            (96)           (136)           (219)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (41,757)       (102,259)       (132,451)       (214,187)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................         (5,078)       (116,974)        (78,903)       (276,429)
Net assets at beginning of period .......................        148,313         265,287         406,970         683,399
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 143,235         148,313         328,067         406,970
                                                               ==============================================================

                                                                     Franklin S&P 500                    Franklin
                                                                       Index Fund                    Small Cap Fund
                                                               --------------------------------------------------------
                                                                   2000            1999            2000            1999
                                                               --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (510)            (14)         (6,570)         (2,937)
         Realized gains (losses) on investments, net ....           (62)             --          96,703          15,551
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,493)            386        (159,623)        211,943
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,065)            372         (69,490)        224,557
                                                               --------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         2,110             279          11,337           6,288
         Transfers between funds ........................        36,340          13,708          36,967          15,624
         Surrenders and terminations ....................        (6,331)           (191)        (78,307)        (81,653)
         Rescissions ....................................           (45)             --            (260)           (195)
         Bonus ..........................................            --              --             196              --
         Other transactions (note 2) ....................            (1)             --            (141)           (118)
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        32,063          13,796         (30,213)        (60,054)
                                                               --------------------------------------------------------
Increase (decrease) in net assets .......................        27,998          14,168         (99,703)        164,503
Net assets at beginning of period .......................        14,168              --         464,283         299,780
                                                               --------------------------------------------------------
Net assets at end of period .............................        42,166          14,168         364,580         464,283
                                                               ========================================================

                See accompanying notes to financial statements.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                  Franklin Technology         Franklin U.S. Government
                                                                    Securities Fund                   Fund
                                                               ---------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ---------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (53)            --        (5,399)        66,489
         Realized gains (losses) on investments, net ....          (254)            --        (9,520)         3,376
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,705)            --        53,735        (83,028)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,012)            --        38,816        (13,163)
                                                               ---------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           453             --         4,621         12,024
         Transfers between funds ........................        12,281             --       (19,493)          (277)
         Surrenders and terminations ....................          (468)            --      (101,827)      (172,638)
         Rescissions ....................................           (83)            --          (472)        (1,184)
         Bonus ..........................................            --             --           112             --
         Other transactions (note 2) ....................            --             --          (154)          (214)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        12,183             --      (117,213)      (162,289)
                                                               ---------------------------------------------------------
Increase (decrease) in net assets .......................         8,171             --       (78,397)      (175,452)
Net assets at beginning of period .......................            --             --       462,152        637,604
                                                               ---------------------------------------------------------
Net assets at end of period .............................      $  8,171             --       383,755        462,152
                                                               =========================================================

                                                                   Franklin Value                   Franklin
                                                                  Securities Fund            Zero Coupon Fund - 2000
                                                               ------------------------------------------------------
                                                                 2000           1999           2000           1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        (136)          (134)         2,962          9,221
         Realized gains (losses) on investments, net ....         386           (418)        (7,321)         1,927
         Net change in unrealized appreciation
          (depreciation) on investments .................       3,212            309          6,377        (10,114)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       3,462           (243)         2,018          1,034
                                                               ------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         464          1,437            160            523
         Transfers between funds ........................       7,043          4,223        (44,466)           486
         Surrenders and terminations ....................      (3,180)        (3,334)       (17,061)       (20,803)
         Rescissions ....................................          (1)            (2)            --            (12)
         Bonus ..........................................          --             --             --             --
         Other transactions (note 2) ....................          (4)            (3)           (20)           (27)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       4,323          2,321        (61,387)       (19,833)
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................       7,785          2,078        (59,369)       (18,799)
Net assets at beginning of period .......................      10,743          8,665         59,369         78,168
                                                               ------------------------------------------------------
Net assets at end of period .............................      18,528         10,743             --         59,369
                                                               ======================================================

                See accompanying notes to financial statements.

                                       25
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin                       Franklin
                                                                 Zero Coupon Fund - 2005        Zero Coupon Fund - 2010
                                                               ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (708)         7,179           (696)         7,708
         Realized gains (losses) on investments, net ....           741          1,779         (3,028)         2,444
         Net change in unrealized appreciation
          (depreciation) on investments .................         5,482        (14,138)        11,831        (21,090)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         5,515         (5,180)         8,107        (10,938)
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           106          1,800            472          2,617
         Transfers between funds ........................         1,357          2,677         (4,809)         4,159
         Surrenders and terminations ....................       (10,527)       (15,018)       (12,274)       (20,348)
         Rescissions ....................................            (2)          (104)            (2)           (91)
         Bonus ..........................................            --             --             --             --
         Other transactions (note 2) ....................           (18)           (24)           (19)           (78)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (9,084)       (10,669)       (16,582)       (13,692)
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................        (3,569)       (15,849)        (8,475)       (24,630)
Net assets at beginning of period .......................        59,429         75,278         60,727         85,357
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $ 55,860         59,429         52,252         60,727
                                                               ==========================================================

                                                                      J.P. Morgan                    J.P. Morgan
                                                               International Opportunities         U.S. Disciplined
                                                                        Portfolio                  Equity Portfolio
                                                              -------------------------------------------------------
                                                                    2000           1999          2000           1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................             (2)            --            --             --
         Realized gains (losses) on investments, net ....             10             --            --             --
         Net change in unrealized appreciation
          (depreciation) on investments .................            (46)            --           (67)            --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................            (38)            --           (67)            --
                                                              -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            540             --           626             --
         Transfers between funds ........................             77             --            55             --
         Surrenders and terminations ....................             (1)            --            (6)            --
         Rescissions ....................................            (28)            --           (10)            --
         Bonus ..........................................             15             --            28             --
         Other transactions (note 2) ....................             --             --            --             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            603             --           693             --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................            565             --           626             --
Net assets at beginning of period .......................             --             --            --             --
                                                              -------------------------------------------------------
Net assets at end of period .............................            565             --           626             --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    Mutual Discovery                   Mutual Shares
                                                                     Securities Fund                 Securities Fund
                                                               --------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                               --------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   2,816           2,769           5,197           5,053
         Realized gains (losses) on investments, net ....          6,320             877          20,181          10,359
         Net change in unrealized appreciation
          (depreciation) on investments .................          6,943          33,313          15,515          32,869
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         16,079          36,959          40,893          48,281
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,097           5,125           4,741          13,220
         Transfers between funds ........................          3,097         (12,241)        (24,409)          6,512
         Surrenders and terminations ....................        (31,654)        (50,063)        (64,011)        (99,730)
         Rescissions ....................................            (36)           (231)         (1,869)           (809)
         Bonus ..........................................             12              --               4              --
         Other transactions (note 2) ....................             60             (73)           (133)           (167)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (26,549)        (57,483)        (85,667)        (80,969)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................        (10,470)        (20,524)        (44,774)        (32,688)
Net assets at beginning of period .......................        190,905         211,429         421,362         454,050
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 180,435         190,905         376,588         421,362
                                                               ==============================================================

                                                                Oppenheimer Global                  Oppenheimer
                                                                Securities Fund/VA              High Income Fund/VA
                                                              -------------------------------------------------------
                                                                 2000            1999           2000            1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................         (20)             --              5              --
         Realized gains (losses) on investments, net ....          13              --             --              --
         Net change in unrealized appreciation
          (depreciation) on investments .................        (147)             --            (37)             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (154)             --            (42)             --
                                                              -------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................       3,256              --          1,035              --
         Transfers between funds ........................         550              --             22              --
         Surrenders and terminations ....................         (23)             --            (25)             --
         Rescissions ....................................         (80)             --             (6)             --
         Bonus ..........................................         133              --             51              --
         Other transactions (note 2) ....................          --              --             --              --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       3,836              --          1,077              --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................       3,682              --          1,035              --
Net assets at beginning of period .......................          --              --             --              --
                                                              -------------------------------------------------------
Net assets at end of period .............................       3,682              --          1,035              --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       27
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Oppenheimer
                                                                  Main Street Growth &            PIMCO VIT
                                                                     Income Fund/VA         High Yield Portfolio
                                                               ----------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               ----------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (28)           --           17            --
         Realized gains (losses) on investments, net ....            3            --            1            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (557)           --          (25)           --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (582)           --           (7)           --
                                                               ----------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        4,651            --          579            --
         Transfers between funds ........................        1,534            --           20            --
         Surrenders and terminations ....................          (45)           --           --            --
         Rescissions ....................................          (39)           --           --            --
         Bonus ..........................................          218                         10            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        6,319            --          609            --
                                                               ----------------------------------------------------
Increase (decrease) in net assets .......................        5,737            --          602            --
Net assets at beginning of period .......................           --            --           --            --
                                                               ----------------------------------------------------
Net assets at end of period .............................      $ 5,737            --          602            --
                                                               ====================================================

                                                                       PIMCO VIT                  PIMCO VIT
                                                                   StocksPLUS Growth            Total Return
                                                                 and Income Portfolio          Bond Portfolio
                                                               -------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           24            --           26            --
         Realized gains (losses) on investments, net ....           --            --            4            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (138)           --           35            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (114)           --           65            --
                                                               -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          755            --        1,553            --
         Transfers between funds ........................          119            --           86            --
         Surrenders and terminations ....................           (8)           --          (15)           --
         Rescissions ....................................          (28)           --           --            --
         Bonus ..........................................           32            --           90            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................          870            --        1,714            --
                                                               -------------------------------------------------
Increase (decrease) in net assets .......................          756            --        1,779            --
Net assets at beginning of period .......................           --            --           --            --
                                                               -------------------------------------------------
Net assets at end of period .............................          756            --        1,779            --
                                                               =================================================

                See accompanying notes to financial statements.

                                       28
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Seligman                      Seligman
                                                                Global Technology Fund         Small-Cap Value Fund
                                                               ----------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (24)            --            (8)            --
         Realized gains (losses) on investments, net ....           114             --            22             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (1,443)            --           142             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (1,353)            --           156             --
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         5,208             --         1,294             --
         Transfers between funds ........................           924             --           171             --
         Surrenders and terminations ....................           (45)            --           (20)            --
         Rescissions ....................................           (79)            --            (8)            --
         Bonus ..........................................           169             --            67             --
         Other transactions (note 2) ....................            --             --            --             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         6,177             --         1,504             --
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................         4,824             --         1,660             --
Net assets at beginning of period .......................            --             --            --             --
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $  4,824             --         1,660             --
                                                               ==========================================================

                                                                     Templeton Asset           Templeton Developing
                                                                      Strategy Fund           Markets Securities Fund
                                                               -------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           (612)         3,415           (634)           945
         Realized gains (losses) on investments, net ....           (754)         4,514        (10,051)       (14,460)
         Net change in unrealized appreciation
         (depreciation) on investments ..................           (147)        (4,597)       (36,805)        81,915
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (1,513)         3,332        (47,490)        68,400
                                                               -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            923          2,738          2,112          3,726
         Transfers between funds ........................         (4,875)        (9,379)       (10,061)        (9,871)
         Surrenders and terminations ....................         (9,633)       (15,762)       (32,070)       (38,357)
         Rescissions ....................................            (40)           (18)          (172)          (160)
         Bonus ..........................................             --             --              5             --
         Other transactions (note 2) ....................            (20)           (27)           (65)           (87)
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (13,645)       (22,448)       (40,260)       (44,749)
                                                               -------------------------------------------------------
Increase (decrease) in net assets .......................        (15,158)       (19,116)       (87,750)        23,651
Net assets at beginning of period .......................         57,944         77,060        179,439        155,788
                                                               -------------------------------------------------------
Net assets at end of period .............................         42,786         57,944         91,689        179,439
                                                               =======================================================

                See accompanying notes to financial statements.

                                       29
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                      Templeton Global                Templeton
                                                                   Income Securities Fund       Growth Securities Fund
                                                                --------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                                --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................      $   (823)         6,849          2,320          5,267
         Realized gains (losses) on investments, net .....        (4,123)        (2,393)        79,505        101,685
         Net change in unrealized appreciation
         (depreciation) on investments ...................         6,052        (12,910)       (86,038)        10,089
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         1,106         (8,454)        (4,213)       117,041
                                                                --------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           480          1,856          6,583         18,764
         Transfers between funds .........................        (5,518)        (8,250)       (11,363)       (13,403)
         Surrenders and terminations .....................       (19,031)       (39,570)      (137,782)      (161,405)
         Rescissions .....................................          (140)          (419)          (154)          (541)
         Bonus ...........................................            --             --             16             --
         Other transactions (note 2) .....................           (31)           (52)          (252)          (288)
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................       (24,240)       (46,435)      (142,932)      (156,873)
                                                                --------------------------------------------------------
Increase (decrease) in net assets ........................       (23,134)       (54,889)      (147,145)       (39,832)
Net assets at beginning of period ........................        81,665        136,554        668,676        708,508
                                                                --------------------------------------------------------
Net assets at end of period ..............................      $ 58,531         81,665        521,531        668,676
                                                                ========================================================

                                                                       Templeton                 Templeton International
                                                               International Securities Fund      Smaller Companies Fund
                                                              ----------------------------------------------------------
                                                                      2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................          (8,052)        32,734             83            338
         Realized gains (losses) on investments, net .....         161,623         80,811            537           (811)
         Net change in unrealized appreciation
         (depreciation) on investments ...................        (197,938)        52,010           (752)         4,895
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         (44,367)       165,555           (132)         4,422
                                                              ----------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           5,236          8,905            543            579
         Transfers between funds .........................         (13,352)       (64,629)         1,103         (1,975)
         Surrenders and terminations .....................         (60,091)      (276,322)        (4,661)        (4,554)
         Rescissions .....................................            (459)        (2,015)           (39)            (6)
         Bonus ...........................................              --             --             --             --
         Other transactions (note 2) .....................            (263)          (364)            (7)            (8)
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................        (168,929)      (334,425)        (3,062)        (5,964)
                                                              ----------------------------------------------------------
Increase (decrease) in net assets ........................        (213,296)      (168,870)        (3,194)        (1,542)
Net assets at beginning of period ........................         730,620        899,490         22,334         23,876
                                                              ----------------------------------------------------------
Net assets at end of period ..............................         517,324        730,620         19,140         22,334
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       30
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Templeton
                                                                    Pacific Growth                 USAllianz VIP
                                                                    Securities Fund           Diversified Assets Fund
                                                              -----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (866)          (393)            45             --
         Realized gains (losses) on investments, net ....        (9,301)        (3,470)           102             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (8,300)        33,562           (111)             1
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (18,467)        29,699             36              1
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           858          1,477            349             --
         Transfers between funds ........................        (6,184)        (3,397)         1,675            102
         Surrenders and terminations ....................       (18,580)       (30,423)          (155)            --
         Rescissions ....................................           (39)           (39)            --             --
         Bonus ..........................................             1             --              2             --
         Other transactions (note 2) ....................           (40)           (59)            --             --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (23,984)       (32,441)         1,871            102
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................       (42,451)        (2,742)         1,907            103
Net assets at beginning of period .......................        89,056         91,798            103             --
                                                              -----------------------------------------------------------
Net assets at end of period .............................      $ 46,605         89,056          2,010            103
                                                              ===========================================================

                                                                    USAllianz VIP                   USAllianz VIP
                                                                  Fixed Income Fund           Global Opportunities Fund
                                                              ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            36             --             --             --
         Realized gains (losses) on investments, net ....            43             --             --             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................            28             (2)           (16)            --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           107             (2)           (16)            --
                                                              ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           395             --            103             --
         Transfers between funds ........................         1,045            131             (1)            --
         Surrenders and terminations ....................          (119)            --             --             --
         Rescissions ....................................            --             --             --             --
         Bonus ..........................................            14             --              2             --
         Other transactions (note 2) ....................            --             --             --             --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,335            131            104             --
                                                              ----------------------------------------------------------
Increase (decrease) in net assets .......................         1,442            129             88             --
Net assets at beginning of period .......................           129             --             --             --
                                                              ----------------------------------------------------------
Net assets at end of period .............................         1,571            129             88             --
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       31
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    USAllianz VIP                USAllianz VIP
                                                                     Growth Fund               Money Market Fund
                                                                  2000          1999          2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (8)           --            76            --
         Realized gains (losses) on investments, net ....           21            --            --            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (182)           14            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (169)           14            76            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          337            --        19,581            --
         Transfers between funds ........................          962           325        (8,475)           --
         Surrenders and terminations ....................         (125)           (8)          (72)           --
         Rescissions ....................................          (32)           --          (406)           --
         Bonus ..........................................            6            --         1,085            --
         Other transactions (note 2) ....................           --            --            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        1,098           317        11,713            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................          929           331        11,789            --
Net assets at beginning of period .......................          331            --            --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................      $ 1,260           331        11,789            --
                                                               ======================================================

                                                                     Van Kampen LIT             Van Kampen LIT
                                                                  Enterprise Portfolio     Growth & Income Portfolio
                                                                   2000          1999         2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            (4)           --           13            --
         Realized gains (losses) on investments, net ....            (3)           --           77            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................          (182)           --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................          (189)           --           90            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           974            --        1,268            --
         Transfers between funds ........................           110            --          347            --
         Surrenders and terminations ....................           (15)           --          (12)           --
         Rescissions ....................................            --            --          (17)           --
         Bonus ..........................................            45            --           61            --
         Other transactions (note 2) .....................            --            --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,114            --        1,647            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................           925            --        1,737            --
Net assets at beginning of period .......................            --            --           --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................           925            --        1,737            --
                                                               ======================================================

                See accompanying notes to financial statements.

                                       32
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Total All Funds
                                                                                  -----------------------------
                                                                                         2000              1999
                                                                                  -----------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net .....................................      $   121,016           346,193
         Realized gains (losses) on investments, net .......................          672,520           706,429
         Net change in unrealized appreciation (depreciation) on investments         (850,843)         (129,595)
                                                                                  -----------------------------
          Net increase (decrease) in net assets from operations ............          (57,307)          923,027
                                                                                  -----------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments .................................................          181,642           193,295
         Transfers between funds ...........................................           61,184           188,124
         Surrenders and terminations .......................................       (1,709,703)       (2,717,574)
         Rescissions .......................................................           (8,646)          (10,947)
         Bonus .............................................................            3,993                --
         Other transactions (note 2) .......................................           (2,724)           (3,534)
                                                                                  -----------------------------
          Net increase (decrease) in net assets
            resulting from contract transactions ...........................       (1,474,716)       (2,350,713)
                                                                                  -----------------------------
Increase (decrease) in net assets ..........................................       (1,531,561)       (1,427,611)
                                                                                  -----------------------------
Net assets at beginning of period ..........................................        7,715,924         9,143,535
                                                                                  -----------------------------
Net assets at end of period ................................................      $ 6,184,363         7,715,924
                                                                                  =============================

                See accompanying notes to financial statements.

                                       33
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements

December 31, 2000

1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Insurance Trust, The Prudential Series Fund, Inc., Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                            Investment Adviser
---------                                            ------------------
AIM V.I. Capital Appreciation Fund                   AIM Advisors, Inc.
AIM V.I. Growth Fund                                 AIM Advisors, Inc.
AIM V.I. International Equity Fund                   AIM Advisors, Inc.
AIM V.I. Value Fund                                  AIM Advisors, Inc.
Alger American Growth Portfolio                      Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio            Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio               Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio        Fred Alger Management, Inc.
Davis VA Financial Portfolio                         Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                       Davis Selected Advisers, LP
Davis VA Value Portfolio                             Davis Selected Advisers, LP
Franklin Aggressive Growth Securities Fund           Franklin Advisory Services, LLC
Franklin Global Communications Securities Fund       Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund          Franklin Advisers, Inc.
Franklin Growth and Income Fund *                    Franklin Advisers, Inc.
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund            Franklin Advisers, Inc.
Franklin Money Market Fund                           Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund           Franklin Advisers, Inc.
Franklin Real Estate Fund                            Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund *          Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund *                            Franklin Advisers, Inc.
Franklin Technology Securities Fund                  Franklin Advisers, Inc.
Franklin U.S. Government Fund *                      Franklin Advisory Services, LLC
Franklin Value Securities Fund                       Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                     Franklin Advisers, Inc.
J.P. Morgan International Opportunities Portfolio    J.P. Morgan Investment Management Inc.
J.P. Morgan US Disciplined Equity Portfolio          J.P. Morgan Investment Management Inc.

                                       34
                                      ------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

1. ORGANIZATION (CONTINUED)

Portfolio                                            Investment Adviser
---------                                            ------------------
Mutual Discovery Securities Fund *                   Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund *                      Franklin Mutual Advisers, LLC
Oppenheimer Global Securities Fund/VA                OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                      OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA      OppenheimerFunds, Inc.
PIMCO VIT High Yield Bond Portfolio                  Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio     Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                Pacific Investment Management Company
Seligman Global Technology Fund                      J & W Seligman & Co. Inc.
Seligman Small Cap Value Fund                        J & W Seligman & Co. Inc.
SP Jennison International Growth Fund *              Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund *          Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                        Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund *       Templeton Asset Management Ltd.
Templeton Global Income Securities Fund              Franklin Advisers, Inc.
Templeton Growth Securities Fund *                   Templeton Global Advisors Limited
Templeton International Securities Fund              Franklin Advisers, Inc.
Templeton International Smaller Companies Fund       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund *           Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *              Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                    Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund *            Allianz of America, Inc.
USAllianz VIP Growth Fund *                          Allianz of America, Inc.
USAllianz VIP Money Market Fund *                    Allianz of America, Inc.
Van Kampen LIT Enterprise Portfolio                  Van Kampen Asset Management, Inc.
Van Kampen LIT Growth & Income Portfolio             Van Kampen Asset Management, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

                                       35
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

On February 1, 2000, the funds in the following table were added as available investment options for USAllianz Alterity.

AIM V.I. Capital Appreciation Fund                   Oppenheimer High Income Fund/VA
AIM V.I. International Equity Fund                   Oppenheimer Main Street Growth and Income Fund/VA
AIM V.I. Value Fund                                  PIMCO VIT High Yield Bond Portfolio
Alger American MidCap Growth Portfolio               PIMCO VIT StocksPLUS Growth and Income Portfolio
Alger American Small Capitalization Portfolio        PIMCO VIT Total Return Bond Portfolio
Davis VA Financial Portfolio                         Seligman Global Technology Fund
Davis VA Real Estate Portfolio                       Seligman Small-Cap Value Fund
Davis VA Value Portfolio                             USAllianz VIP Global Opportunities Fund
J.P. Morgan International Opportunities Portfolio    USAllianz VIP Money Market Fund
J.P. Morgan US Disciplined Equity Portfolio          Van Kampen LIT Enterprise Fund
Oppenheimer Global Securities Fund/VA                Van Kampen LIT Growth and Income Fund

On May 1, 2000, the Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options for Valuemark II, III and IV. The SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options on December 15, 2000.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                             Effective Date
-----------------                                    --------------------                             --------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund        November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund             November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund                   November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund         November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                     December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund                  May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund               May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund           May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund         May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                     May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund              May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund                    May 1, 2000

                                       36
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                                              Bonus Paid
-----------                                              ----------
$15,000 to 24,999                                            4%
$25,000 to 99,999                                            5%
$100,000 to 999,999                                          6%
$1,000,000 to 4.999 million                                  7%
$5,000,000 or more                                           8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit                                Amount Vested
------------------------                                -------------
0 to 12                                                      0%
13 to 24                                                     35%
25 to 36                                                     70%
37+                                                         100%

Expenses

Asset Based Expenses

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                    Mortality and Expense       Administrative
Contract                                 Risk Charge                Charge
--------                                 -----------                ------
USAllianz Alterity - Traditional            1.25%                    0.15%
USAllianz Alterity - Optional               1.55%                    0.15%
USAllianz Alterity - Enhanced               1.75%                    0.15%
USAllianz Rewards - Traditional             1.50%                    0.15%
USAllianz Rewards - Enhanced                1.70%                    0.15%
Valuemark II                                1.25%                    0.15%
Valuemark III                               1.25%                    0.15%
Valuemark IV                                1.34%                    0.15%
Valuemark Charter - Traditional             1.00%                    0.15%
Valuemark Charter - Enhanced                1.20%                    0.15%
Valuemark Income Plus                       1.25%                    0.15%

                                       37
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter, USAllianz Alterity and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $3,276,916 and $4,426,312, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity and USAllianz Rewards deferred annuity contracts. The amount of the contingent deferred sales charge is shown below.

                                                   Contingent Deferred Sales Charge
                        -----------------------------------------------------------------------------------------
Years Since Payment     Valuemark II      Valuemark III      Valuemark IV   USAllianz Alterity  USAllianz Rewards
-------------------     ------------      -------------      ------------   ------------------  -----------------
0-1                          5%               6%               6%               7%                      8.5%
1-2                          5%               5%               6%               6%                      8.5%
2-3                          4%               4%               6%               5%                      8.5%
3-4                          3%               3%               5%               4%                      8.5%
4-5                        1.5%             1.5%               4%               3%                        8%
5-6                          0%               0%               3%               0%                        7%
6-7                         --               --                2%              --                         5%
7-8                         --               --                0%              --                         4%
8-9                         --               --               --               --                         3%
9-10                        --               --               --               --                         0%
10+                         --               --               --               --                        --

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $9,784,497 and $16,657,195, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $135,934 and $153,188, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 2000 and 1999 were $61,184,108 and $188,123,947, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

                                       38
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2000 are as follows.

                                                              Cost of               Proceeds from
                                                             Purchases                  Sales
                                                             ----------               ----------
Aim V.I. Capital Appreciation Fund                           $    8,176               $      117
Aim V.I. Growth Fund                                             60,675                    7,010
Aim V.I. International Equity Fund                                2,646                       75
Aim V.I. Value Fund                                               5,059                      251
Alger American Growth Portfolio                                  49,891                   11,375
Alger American Leveraged AllCap Portfolio                        36,170                   11,666
Alger American MidCap Growth Portfolio                            6,345                      318
Alger American Small Capitalization Portfolio                       995                       21
Davis VA Financial Portfolio                                      2,879                      292
Davis VA Real Estate Portfolio                                    2,133                      593
Davis VA Value Portfolio                                          3,676                      208
Franklin Aggressive Growth Securities Fund                       19,725                    2,655
Franklin Global Communications Securities Fund                  201,185                  191,028
Franklin Global Health Care Securities Fund                      31,413                   12,250
Franklin Growth and Income Securities Fund                      156,988                  269,819
Franklin High Income Fund                                        58,041                  142,667
Franklin Income Securities Fund                                 113,675                  235,062
Franklin Large Cap Growth Securities Fund                        92,800                   76,577
Franklin Money Market Fund                                    1,266,606                1,341,078
Franklin Natural Resources Securities Fund                       22,995                   30,026
Franklin Real Estate Fund                                        25,517                   53,657
Franklin Rising Dividends Securities Fund                        76,179                  144,685
Franklin S&P 500 Index Fund                                      46,318                   14,764
Franklin Small Cap Fund                                         229,850                  233,734
Franklin Technology Securities Fund                              14,147                    2,006
Franklin U.S. Government Fund                                    15,729                  138,312
Franklin Value Securities Fund                                   15,391                   11,191
Franklin Zero Coupon - 2000                                       3,545                   61,335
Franklin Zero Coupon - 2005                                       6,446                   14,805
Franklin Zero Coupon - 2010                                      19,169                   35,592
J.P. Morgan International Opportunities Fund                        657                       35
J.P. Morgan U.S. Disciplined Equity Fund                            706                       10
Mutual Discovery Securities Fund                                 14,443                   38,039

                                       39
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                                Cost of              Proceeds from
                                                               Purchases                Sales
                                                               ---------               --------
Mutual Shares Securities Fund                                   $ 31,485               $102,491
Oppenheimer Global Securities Fund/VA                              3,963                    108
Oppenheimer High Income Fund/VA                                    1,121                     43
Oppenheimer Main Street Growth and Income Fund/VA                  6,435                    102
PIMCO VIT High Yield Bond Portfolio                                  673                     37
PIMCO VIT StocksPLUS Growth and Income Portfolio                     987                     56
PIMCO VIT Total Return Bond Portfolio                              1,955                    205
Seligman Global Technology Fund                                    6,680                    331
Seligman Small-Cap Value Fund                                      1,585                     59
Templeton Asset Strategy Fund                                      1,442                 15,675
Templeton Developing Markets Securities Fund                     124,756                165,633
Templeton Global Income Securities Fund                            4,054                 29,111
Templeton Growth Securities Fund                                 192,643                264,098
Templeton International Securities Fund                          578,146                581,309
Templeton International Smaller Companies  Fund                   79,239                 82,195
Templeton Pacific Growth Securities Fund                         364,821                389,652
USAllianz VIP Diversified Assets Fund                              2,317                    298
USAllianz VIP Fixed Fund                                           9,788                  8,384
USAllianz VIP Global Opportunities Fund                              108                      4
USAllianz VIP Growth Fund                                          1,508                    378
USAllianz VIP Money Market Fund                                   20,926                  9,256
Van Kampen LIT Enterprise Portfolio                                1,168                     54
Van Kampen LIT Growth and Income Portfolio                         1,764                     25

                                       40
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                   AIM V.I.                  Alger American
                                                  Growth Fund                  Growth Fund
                                            -----------------------------------------------------
                                            Dollars         Units        Dollars         Units
                                            -----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $     27           3        $      6             1
  Transfers between funds .............         5,530         529           5,632           539
  Surrenders and terminations .........           (61)         (6)             (3)           --
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  5,496         526        $  5,635           540
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $    919          77        $    359            32
  Transfers between funds .............        27,912       2,412          18,251         1,640
  Surrenders and terminations .........        (4,136)       (387)         (2,895)         (277)
  Rescissions .........................          (166)        (14)            (10)           (1)
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (8)         (1)             (6)           (1)
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 24,521       2,087        $ 15,699         1,393
                                            =====================================================
       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $     50           5        $    215            20
  Transfers between funds .............         3,764         360           4,119           396
  Surrenders and terminations .........           (18)         (2)            (10)           (1)
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  3,796         363        $  4,324           415
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $  1,712         150        $  1,077           100
  Transfers between funds .............        21,108       1,839          12,711         1,155
  Surrenders and terminations .........        (2,005)       (183)         (1,599)         (148)
  Rescissions .........................            (1)         --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (4)         --              (3)           --
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 20,810       1,806        $ 12,186         1,107
                                            =====================================================

                                                                                   Franklin
                                                    Alger American             Aggressive Growth
                                              Leveraged AllCap Portfolio     Securities Portfolio
                                            ----------------------------------------------------------
                                                 Dollars        Units         Dollars        Units
                                            ----------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................          $      1           --         $     --             --
  Transfers between funds .............             3,765          341               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,757          340         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    228           17         $     52              5
  Transfers between funds .............            11,197          811           10,412            960
  Surrenders and terminations .........            (1,914)        (165)            (212)           (22)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (5)          (1)              --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  9,506          662         $ 10,252            943
                                            ==========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................          $      8            1         $     --             --
  Transfers between funds .............             3,078          277               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,077          277         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    616           49         $    413             37
  Transfers between funds .............             9,456          730            6,548            670
  Surrenders and terminations .........            (1,343)        (115)             (94)           (10)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (3)           1               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  8,726          665         $  6,867            697
                                            ==========================================================

                                       41
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global                 Franklin Global
                                                  Communications                    Health Care
                                                  Securities Fund                 Securities Fund
                                             ---------------------------------------------------------------
                                              Dollars         Units             Dollars         Units
                                             ---------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   3,272              96       $     103              11
  Transfers between funds .............        (24,958)           (870)          3,399             351
  Surrenders and terminations .........       (249,669)         (8,364)         (2,835)           (314)
  Rescissions .........................           (386)            (12)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (405)            (14)             (3)             --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $(272,146)         (9,164)      $     662              48
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,280              51       $     189              14
  Transfers between funds .............            199            (100)         15,456           1,135
  Surrenders and terminations .........       (171,797)         (4,741)         (2,935)           (215)
  Rescissions .........................           (393)            (10)            (43)             (3)
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (337)             (9)            (24)             (1)
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $(170,048)         (4,809)      $  12,643             930
                                             ===============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   3,917             118       $     502              55
  Transfers between funds .............         13,001             433           2,077             220
  Surrenders and terminations .........         (4,380)           (138)           (267)            (30)
  Rescissions .........................            (16)             (1)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (10)             --              --              --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $  12,512             412       $   2,310             245
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,229              60       $     776              57
  Transfers between funds .............         10,948             276           7,074             517
  Surrenders and terminations .........         (5,805)           (163)         (1,120)            (82)
  Rescissions .........................            (68)             (2)             --              --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (14)             (1)             15               1
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $  7,290              170          $6,745             493
                                             ===============================================================

                                                     Franklin                       Franklin
                                                    Growth and                        High
                                                    Income Fund                    Income Fund
                                            ------------------------------------------------------------
                                                Dollars         Units          Dollars        Units
                                            ------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   8,279             191       $   1,791              69
  Transfers between funds .............         (16,044)           (589)        (18,484)           (851)
  Surrenders and terminations .........        (330,869)        (12,405)        (99,823)         (4,698)
  Rescissions .........................            (714)            (27)           (186)             (9)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (415)            (16)           (112)             (5)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $(339,763)        (12,846)      $(116,814)         (5,494)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,687              75       $     736              27
  Transfers between funds .............         (37,687)         (1,498)        (11,037)           (489)
  Surrenders and terminations .........        (187,047)         (6,957)        (54,634)         (2,693)
  Rescissions .........................            (178)             (7)            (54)             (3)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (286)            (11)            (69)             (3)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $(222,511)         (8,398)      $ (65,058)         (3,161)
                                            ============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  11,510             390       $   7,857             366
  Transfers between funds .............          18,552             696           2,895             140
  Surrenders and terminations .........         (18,645)           (694)        (11,350)           (536)
  Rescissions .........................            (127)             (5)           (890)            (42)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (46)             (2)            (23)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $  11,244             385       $  (1,511)            (73)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,437              91       $   1,216              60
  Transfers between funds .............          (8,657)           (348)         (8,693)           (405)
  Surrenders and terminations .........         (16,314)           (620)         (9,868)           (494)
  Rescissions .........................             (38)             (2)           (161)             (8)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (38)             (1)            (18)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $ (22,610)           (880)      $ (17,524)           (848)
                                            ============================================================

                                       42
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                  Franklin Large
                                                      Income                     Cap Growth
                                                  Securities Fund              Securities Fund
                                             --------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             --------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   4,169           123       $   3,422          149
  Transfers between funds .............        (69,103)       (2,779)        117,374        7,093
  Surrenders and terminations .........       (293,384)      (11,779)        (81,394)      (4,809)
  Rescissions .........................         (1,016)          (41)           (255)         (15)
  Bonus ...............................             --            --              --           --
Other transactions ....................           (388)          (15)            (79)          (5)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $(359,722)      (14,491)      $  39,068        2,413
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   1,745            55       $   2,503           82
  Transfers between funds .............        (35,959)       (1,445)         41,620        1,899
  Surrenders and terminations .........       (164,635)       (6,350)        (54,806)      (2,481)
  Rescissions .........................           (322)          (13)            (34)          (2)
  Bonus ...............................             --            --              --           --
  Other transactions ..................           (261)          (10)            (88)          (4)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $(199,432)       (7,763)      $ (10,805)        (506)
                                             ========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   9,595           367       $  10,004          584
  Transfers between funds .............          5,898           239          59,488        3,598
  Surrenders and terminations .........        (11,863)         (459)        (20,046)      (1,157)
  Rescissions .........................           (122)           (5)            (56)          (4)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (29)           (1)            (31)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $   3,479           141       $  49,359        3,019
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,116            81       $   3,475          160
  Transfers between funds .............        (10,188)         (419)         23,040        1,070
  Surrenders and terminations .........        (11,632)         (455)        (17,342)        (799)
  Rescissions .........................           (224)           (9)           (231)         (11)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (24)           (1)            (41)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (19,952)         (803)      $   8,901          418
                                             ========================================================

                                                    Franklin                    Franklin
                                                  Money Market              Natural Resources
                                                      Fund                   Securities Fund
                                             ----------------------------------------------------
                                              Dollars        Units         Dollars        Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   7,896           180       $    315           33
  Transfers between funds .............         194,558        13,480         (5,419)        (549)
  Surrenders and terminations .........        (269,858)      (18,284)        (9,916)        (989)
  Rescissions .........................            (187)          (13)           (65)          (6)
  Bonus ...............................              --            --             --           --
Other transactions ....................            (109)           (7)           (24)          (2)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $ (67,700)       (4,644)      $(15,109)      (1,513)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   5,924           110       $    131           11
  Transfers between funds .............          46,847         3,284          1,060           73
  Surrenders and terminations .........        (132,186)       (8,659)        (8,163)        (651)
  Rescissions .........................            (889)          (59)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (73)           (5)           (20)          (1)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (80,377)       (5,329)      $ (6,992)        (568)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  12,863           690       $    459           45
  Transfers between funds .............          25,077         1,872            923          123
  Surrenders and terminations .........         (25,030)       (1,665)          (618)         (61)
  Rescissions .........................             (49)           (3)           (57)          (5)
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (10)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $  12,851           894       $    705          102
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   6,919           460       $    425           33
  Transfers between funds .............          (6,493)         (450)           593           41
  Surrenders and terminations .........         (18,631)       (1,243)          (736)         (58)
  Rescissions .........................            (181)          (12)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................              (9)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (18,395)       (1,245)      $    280           16
                                             ====================================================

                                       43
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                     Franklin
                                                    Real Estate               Rising Dividends
                                                       Fund                    Securities Fund
                                             -------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             -------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    790           29       $   2,867           105
  Transfers between funds .............       (29,234)      (1,316)        (38,032)       (1,898)
  Surrenders and terminations .........       (66,659)      (2,934)       (173,741)       (8,612)
  Rescissions .........................          (283)         (13)           (316)          (16)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (83)          (4)           (194)          (10)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $(95,469)      (4,238)      $(209,416)      (10,431)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $    452           17       $   1,115            46
  Transfers between funds .............        (6,716)        (303)        (27,706)       (1,498)
  Surrenders and terminations .........       (32,198)      (1,343)        (87,143)       (4,529)
  Rescissions .........................           (86)          (4)           (157)           (8)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (52)          (2)           (119)           (6)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $(38,600)      (1,635)      $(114,010)       (5,995)
                                             =======================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $  1,696           73       $   5,964           284
  Transfers between funds .............        (4,570)        (216)           (282)          (31)
  Surrenders and terminations .........        (4,328)        (189)        (10,886)         (537)
  Rescissions .........................            (7)          --            (111)           (6)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (13)          (1)            (25)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $ (7,222)        (333)      $  (5,340)         (291)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $  1,690           71       $     846            45
  Transfers between funds .............        (2,007)         (98)        (11,101)         (607)
  Surrenders and terminations .........        (3,008)        (126)         (8,449)         (445)
  Rescissions .........................           (20)          (1)            (38)           (2)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (10)          --             (17)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (3,355)        (154)      $ (18,759)       (1,010)
                                             =======================================================

                                                      Franklin                    Franklin
                                                       S&P 500                    Small Cap
                                                     Index Fund                     Fund
                                            ----------------------------------------------------
                                                Dollars        Units         Dollars        Units
                                            ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................        $      5           --       $  1,798           96
  Transfers between funds .............           7,594          745          8,311           38
  Surrenders and terminations .........            (181)         (18)       (72,223)      (4,322)
  Rescissions .........................              --           --           (139)          (8)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (90)          (6)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  7,418          727       $(62,343)      (4,202)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    555           50       $  2,330           66
  Transfers between funds .............          23,833        2,235         18,180          565
  Surrenders and terminations .........          (4,933)        (488)       (63,294)      (2,146)
  Rescissions .........................             (43)          (4)           (65)          (2)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (8)          (1)          (103)          (3)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 19,404        1,792       $(42,952)      (1,520)
                                            ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    274           26       $  4,252          243
  Transfers between funds .............           6,114          601          6,853          269
  Surrenders and terminations .........             (10)          (1)        (9,430)        (538)
  Rescissions .........................              --           --            (56)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (28)          (2)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  6,378          626       $  1,591          (32)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $  1,555          152       $  4,483          155
  Transfers between funds .............          12,507        1,218         16,969          573
  Surrenders and terminations .........          (1,398)        (137)       (13,243)        (457)
  Rescissions .........................              (2)          --           (110)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (3)          --            (38)          (1)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 12,659        1,233       $  8,061          266
                                            ====================================================

                                       44
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Franklin                     Franklin
                                                Technology                 U.S. Government
                                              Securities Fund                   Fund
                                             ----------------------------------------------------
                                             Dollars      Units        Dollars         Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   2,444          130
  Transfers between funds .............           --         --         (16,017)        (857)
  Surrenders and terminations .........           --         --        (164,751)      (8,770)
  Rescissions .........................           --         --          (1,028)         (55)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --            (201)         (10)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $(179,553)      (9,562)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $    91          9       $   1,370           72
  Transfers between funds .............        6,741        596         (14,222)        (756)
  Surrenders and terminations .........         (363)       (35)        (94,802)      (4,957)
  Rescissions .........................          (83)        (8)            (92)          (5)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --          1            (143)          (8)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 6,386        563       $(107,889)      (5,654)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   7,769          407
  Transfers between funds .............           --         --          15,383          826
  Surrenders and terminations .........           --         --          (7,610)        (407)
  Rescissions .........................           --         --            (156)          (8)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (13)          (1)

                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $  15,373          817
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $   362         33       $     984           52
  Transfers between funds .............        5,540        501          (4,384)        (226)
  Surrenders and terminations .........         (105)       (10)         (6,993)        (370)
  Rescissions .........................           --         --            (380)         (20)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (12)          --

                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 5,797        524       $ (10,785)        (564)
                                             ====================================================

                                                    Franklin                    Franklin
                                                      Value                    Zero Coupon
                                                 Securities Fund               Fund - 2000
                                            -----------------------------------------------
                                              Dollars        Units         Dollars        Units
                                            -----------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   326         12       $    183            9
  Transfers between funds .............        2,439        332         (1,531)         (74)
  Surrenders and terminations .........       (2,562)      (336)       (20,400)        (982)
  Rescissions .........................           (1)        --             (4)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (2)        --            (27)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $   200          8       $(21,779)      (1,048)
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   103          5       $    153            7
  Transfers between funds .............        4,679        597        (39,070)      (1,788)
  Surrenders and terminations .........       (2,606)      (316)       (16,431)        (764)
  Rescissions .........................           --         --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................          (15)        (1)           (19)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        285       $(55,367)      (2,546)
                                            ===============================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   715         80       $    340           16
  Transfers between funds .............        1,785        221          2,017           98
  Surrenders and terminations .........         (514)       (65)          (403)         (20)
  Rescissions .........................           (1)        --             (8)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (1)        --             --           --

                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $ 1,984        236       $  1,946           94
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   358         43       $      7           --
  Transfers between funds .............        2,367        292         (5,396)        (251)
  Surrenders and terminations .........         (574)       (70)          (630)         (30)
  Rescissions .........................           (1)        --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           11          1             (1)          --

                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        266       $ (6,020)        (281)
                                            ===============================================

                                       45
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin               Franklin                 Mutual                Mutual
                                             Zero Coupon            Zero Coupon             Discovery               Shares
                                             Fund - 2005            Fund - 2010          Securities Fund        Securities Fund
                                          ---------------------------------------------------------------------------------------
                                           Dollars    Units      Dollars      Units     Dollars      Units     Dollars      Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $    215        9     $    206         8     $    889         56     $  2,270       134
  Transfers between funds .............       (950)     (40)         225         1       (9,239)      (849)         261       (64)
  Surrenders and terminations .........    (14,106)    (591)     (19,041)     (739)     (37,478)    (3,121)     (72,561)   (5,722)
  Rescissions .........................        (15)      (1)          (7)       --          (62)        (5)        (653)      (52)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (21)      (1)         (25)       (1)         (38)        (3)         (81)       (6)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(14,877)    (624)    $(18,642)     (731)    $(45,928)    (3,922)    $(70,764)   (5,710)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     68        3     $     66         3     $    488         26     $  1,031        60
  Transfers between funds .............      1,612       58       (3,341)     (142)       3,377        193       (6,985)     (565)
  Surrenders and terminations .........     (9,673)    (405)     (10,971)     (434)     (20,846)    (1,411)     (38,644)   (2,840)
  Rescissions .........................         (2)      --           --        --           (2)        --       (1,664)     (126)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (16)      (1)         (16)       --          (28)        (2)         (57)       (4)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (8,011)    (345)    $(14,262)     (573)    $(17,011)    (1,194)    $(46,319)   (3,475)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $  1,585       66     $  2,411        92     $  3,851        317     $  9,961       780
  Transfers between funds .............      3,627      152        3,934       152       (3,004)      (273)       6,279       461
  Surrenders and terminations .........       (912)     (39)      (1,308)      (51)     (12,557)    (1,029)     (27,138)   (2,132)
  Rescissions .........................        (89)      (4)         (84)       (3)        (169)       (14)        (156)      (12)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (3)      --           (3)       --          (35)        (3)         (81)       (7)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  4,208      175     $  4,950       190     $(11,914)    (1,002)    $(11,135)     (910)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     38        2     $    406        17     $    977         68     $  2,582       192
  Transfers between funds .............       (255)     (12)      (1,468)      (58)        (425)       (29)     (17,496)   (1,334)
  Surrenders and terminations .........       (854)     (36)      (1,253)      (50)     (10,606)      (737)     (25,218)   (1,877)
  Rescissions .........................         --       --           (2)       --          (17)        (1)        (205)      (16)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (2)      --           (3)       --          (32)        (2)         (66)       (5)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (1,073)     (46)    $ (2,320)      (91)    $(10,103)      (701)    $(40,403)   (3,040)
                                          =======================================================================================

                                       46
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton              Templeton              Templeton            Templeton
                                             Asset Strategy       Developing Markets       Global Income            Growth
                                                  Fund              Securities Fund       Securities Fund       Securities Fund
                                          ---------------------------------------------------------------------------------------
                                            Dollars    Units     Dollars       Units     Dollars     Units     Dollars     Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $     577       21    $   1,065        106    $     372       22    $   3,910       176
  Transfers between funds .............      (8,133)    (601)      (9,812)    (1,139)      (8,997)    (528)     (21,594)   (1,329)
  Surrenders and terminations .........     (13,574)    (969)     (35,691)    (3,707)     (37,944)  (2,216)    (142,831)   (8,168)
  Rescissions .........................         (16)      (1)        (154)       (15)        (414)     (25)        (338)      (19)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (21)      (2)         (74)        (8)         (49)      (3)        (242)      (14)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $ (21,167)  (1,552)   $ (44,666)    (4,763)   $ (47,032)  (2,750)   $(161,095)   (9,354)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     298       17    $     498         40    $     248       15    $   2,210       108
  Transfers between funds .............      (1,885)    (130)      (9,446)      (896)      (4,704)    (290)     (12,587)     (698)
  Surrenders and terminations .........      (7,791)    (540)     (28,071)    (2,709)     (17,568)  (1,079)    (118,652)   (6,290)
  Rescissions .........................         (40)      (3)        (130)       (11)         (76)      (5)         (50)       (3)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (15)      (1)         (55)        (5)         (29)      (2)        (189)      (10)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (9,433)    (657)   $ (37,204)    (3,581)   $ (22,129)  (1,361)   $(129,268)   (6,893)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   2,112      146    $   2,375        232    $   1,026       58    $  12,834       706
  Transfers between funds .............      (1,245)     (90)         164          1          761       44        8,319       454
  Surrenders and terminations .........      (2,188)    (144)      (2,666)      (266)      (1,626)     (96)     (17,701)   (1,004)
  Rescissions .........................          (2)      --           (6)        (1)          (5)      --         (144)       (9)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (6)      --          (13)        (2)          (3)      --          (46)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (1,329)     (88)   $    (146)       (36)   $     153        6    $   3,262       144
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     595       43    $   1,132        105    $     124        8    $   3,186       172
  Transfers between funds .............      (2,973)    (215)        (165)       (56)        (816)     (51)       1,509        80
  Surrenders and terminations .........      (1,842)    (132)      (3,958)      (386)      (1,434)     (89)     (18,926)   (1,015)
  Rescissions .........................          --       --          (36)        (4)         (64)      (4)         (70)       (4)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (5)      (1)         (10)        (1)          (2)      --          (43)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (4,225)    (305)   $  (3,037)      (342)   $  (2,192)    (136)   $ (14,344)     (770)
                                          =======================================================================================

                                       47
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton               Templeton              Templeton            USAllianz VIP
                                             International        International Smaller     Pacific Growth       Diversified Assets
                                            Securities Fund          Companies Fund         Securities Fund             Fund
                                          -----------------------------------------------------------------------------------------
                                           Dollars      Units      Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $   2,621        122    $     115          7    $     738         69    $      --      --
  Transfers between funds .............     (63,288)    (3,285)      (1,461)      (163)      (6,774)      (499)          88       9
  Surrenders and terminations .........    (268,235)   (13,664)      (3,544)      (343)     (29,652)    (3,163)          --      --
  Rescissions .........................      (1,975)       (99)          (3)        --          (36)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (340)       (17)          (5)        --          (56)        (6)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(331,217)   (16,943)   $  (4,898)      (499)   $ (35,780)    (3,603)   $      88       9
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,546         59    $     165         10    $     296         27    $      60       6
  Transfers between funds .............     (15,843)      (718)         985         81       (4,941)      (426)         761      75
  Surrenders and terminations .........    (150,297)    (6,965)      (3,584)      (305)     (17,186)    (1,822)         (93)     (9)
  Rescissions .........................        (225)       (10)          --         --          (33)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (242)       (11)          (4)        --          (37)        (4)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $(165,061)    (7,645)   $  (2,438)      (214)   $ (21,901)    (2,229)   $     728      72
                                          =========================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   3,376        160    $     412         41    $     635         65    $      --      --
  Transfers between funds .............        (471)       (18)        (381)       (46)       3,409        397           14       1
  Surrenders and terminations .........      (8,087)      (402)      (1,010)       (96)        (771)       (76)          --      --
  Rescissions .........................         (40)        (2)          (3)        --           (3)        --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (24)        (1)          (3)        (1)          (3)         2           --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (5,246)      (263)   $    (985)      (102)   $   3,267        388    $      14       1
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,548         73    $     237         21    $     419         43    $      84       8
  Transfers between funds .............       3,666        184          490         41         (976)        (7)         858      85
  Surrenders and terminations .........      (8,165)      (382)      (1,052)       (91)      (1,355)      (145)         (62)     (6)
  Rescissions .........................        (228)       (11)         (32)        (3)          --         --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (21)        (1)          (3)        (1)          (3)        (1)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (3,200)      (137)   $    (360)       (33)   $  (1,915)      (110)   $     880      87
                                          =========================================================================================

                                       48
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               USAllianz VIP                USAllianz VIP                       Total
                                               Fixed Income                    Growth                            All
                                                   Fund                         Fund                            Funds
                                          ------------------------------------------------------------------------------------
                                            Dollars      Units            Dollars      Units            Dollars        Units
                                          ------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $    50,672        1,967
  Transfers between funds .............           126       13                  224       22                  456        5,213
  Surrenders and terminations .........            --       --                   (8)      (1)          (2,513,003)    (130,027)
  Rescissions .........................            --       --                   --       --               (8,255)        (436)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (3,084)        (156)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $       126       13          $       216       21          $(2,473,214)    (123,439)
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $        --       --          $         1       --          $    30,897        1,202
  Transfers between funds .............           452       42                  555       52                2,000        4,966
  Surrenders and terminations .........           (68)      (7)                (130)     (12)          (1,510,704)     (73,003)
  Rescissions .........................            --       --                   --       --               (4,837)        (305)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (2,324)        (109)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       384       35          $       426       40          $(1,484,968)     (67,249)
                                          ====================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $   118,568        6,433
  Transfers between funds .............             5        1                  101       10              187,684       11,368
  Surrenders and terminations .........            --       --                   --       --             (201,381)     (11,836)
  Rescissions .........................            --       --                   --       --               (2,359)        (128)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (451)         (28)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $         5        1          $       101       10          $   102,061        5,809
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $         4       --          $        28        3          $    45,056        2,644
  Transfers between funds .............           584       58                  422       39               54,897        4,803
  Surrenders and terminations .........           (48)      (5)                   5        1             (195,657)     (10,965)
  Rescissions .........................            --       --                   --       --               (2,109)        (114)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (401)         (21)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       540       53          $       455       43          $   (98,214)      (3,653)
                                          ====================================================================================

                                       49
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                            Franklin Global      Franklin Global          Franklin              Franklin
                                            Communications         Health Care           Growth and               High
                                            Securities Fund      Securities Fund         Income Fund           Income Fund
                                          ----------------------------------------------------------------------------------
                                          Dollars      Units    Dollars     Units     Dollars     Units     Dollars     Units
                                          ----------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $   179        6      $    36       4       $ 1,195      44       $   219       10
  Transfers between funds .............       (19)      (1)          (6)     (1)          (13)     --           260       12
  Surrenders and terminations .........        (1)      --           --      --          (634)    (23)          (49)      (2)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   159        5      $    30       3       $   548      21       $   430       20
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   210        6      $   106       9       $   169       6       $   265       13
  Transfers between funds .............        56        1           22       2          (103)     (2)         (250)     (12)
  Surrenders and terminations .........        (2)      --           --      --          (293)    (11)          (19)      (1)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   264        7      $   128      11       $  (227)     (7)      $    (4)      --
                                          ==================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $   237        7      $    43       5       $   238       9       $     7       --
  Transfers between funds .............        (8)      --            2      --             7      --            14        1
  Surrenders and terminations .........        (1)      --           --      --            (4)     --            (3)      --
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   228        7      $    45       5       $   241       9       $    18        1
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    47        1      $    47       4       $   172       7       $    84        4
  Transfers between funds .............       (38)      (1)          (6)     --           (24)     (1)           --       --
  Surrenders and terminations .........        (3)      --           (5)     --            (7)     --           (30)      (1)
  Rescissions .........................        --       --           (4)     --            --      --            --       --
  Bonus -- ............................        --       --           --      --            --      --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     6       --      $    32       4       $   141       6       $    54        3
                                          ==================================================================================

                                       50
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin            Franklin Large             Franklin                Franklin
                                               Income               Cap Growth             Money Market          Natural Resources
                                          Securities Fund         Securities Fund              Fund               Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units      Dollars     Units       Dollars     Units       Dollars     Units
                                         -----------------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................  $  1,223       48       $  1,393       82       $  8,404      562       $     57        5
  Transfers between funds .............        12        1             42        2            173        7             14       --
  Surrenders and terminations .........        (2)      --           (920)     (48)          (103)      (7)            --       --
  Rescissions .........................        --       --           (274)     (17)            --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $  1,233       49       $    241       19       $  8,474      562       $     71        5
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    209        8       $    265       13       $  8,131      517       $      2       --
  Transfers between funds .............       (20)      (1)           103        2          1,813      102             (7)      (1)
  Surrenders and terminations .........      (387)     (15)          (163)      (8)         2,640      170             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        (1)      --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:  $   (199)      (8)      $    205        7       $ 12,584      789       $     (5)      (1)
                                         =========================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................  $     79        3       $    125        7       $     57        4       $      4       --
  Transfers between funds .............        17        1             --       --            (41)      (3)             2       --
  Surrenders and terminations .........        (1)      --             (4)      --             --       --             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $     95        4       $    121        7       $     16        1       $      6       --
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    129        5       $    351       17       $     --       --       $     --       --
  Transfers between funds .............        (3)      --              3       --            109        7              6       --
  Surrenders and terminations .........        (1)      --            (15)      (1)          (126)      (8)            --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $    125        5       $    339       16       $    (17)      (1)      $      6       --
                                         =========================================================================================

                                       51
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Franklin              Franklin              Franklin
                                              Real Estate         Rising Dividends        Small Cap           U.S. Government
                                                 Fund             Securities Fund            Fund                  Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars   Units       Dollars   Units       Dollars   Units      Dollars    Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   281      13       $   355      18       $   190      11       $ 1,598      83
  Transfers between funds ...............       136       7             2      --           456      21           343      18
  Surrenders and terminations ...........        --      --            --      --            --      --          (270)    (14)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   417      20       $   357      18       $   646      32       $ 1,671      87
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   152       6       $    71       4       $    59       2       $    27       1
  Transfers between funds ...............       (64)     (3)           37       3         1,148      37          (783)    (40)
  Surrenders and terminations ...........        --      --          (129)     (7)       (1,727)    (58)           (2)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $    88       3       $   (21)     --       $  (520)    (19)      $  (758)    (39)
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    13       1       $   214      11       $    48       3       $   213      11
  Transfers between funds ...............         2      --            (1)     --             4      --            14       1
  Surrenders and terminations ...........        --      --            (1)     --            --      --            (7)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    15       1       $   212      11       $    52       3       $   220      12
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   110       5       $    --      --       $   165       5       $   193      10
  Transfers between funds ...............         5      --           (29)     (2)           14      --           (11)     (1)
  Surrenders and terminations ...........        (5)     --            (1)     --            (5)     --           (11)     (1)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $   110       5       $   (30)     (2)      $   174       5       $   171       8
                                            =================================================================================

                                       52
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Mutual             Mutual              Templeton
                                                 Value              Discovery           Shares            Asset Strategy
                                            Securities Fund      Securities Fund    Securities Fund            Fund
                                            -----------------------------------------------------------------------------
                                            Dollars   Units      Dollars   Units    Dollars    Units      Dollars   Units
                                            -----------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $ 374       48       $ 262       22       $ 895       70       $  34        2
  Transfers between funds ...............      (1)      --          (2)      --         (34)      (3)         --       --
  Surrenders and terminations ...........    (258)     (34)        (24)      (2)        (26)      (2)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $ 115       14       $ 236       20       $ 835       65       $  34        2
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   4       --       $  65        4       $ 143       11       $  --       --
  Transfers between funds ...............      (3)       1          24        2          17        1          (2)      --
  Surrenders and terminations ...........      --       --        (190)     (13)       (110)      (8)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $   1        1       $(101)      (7)      $  50        4       $  (2)      --
                                            =============================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $  22        3       $ 123       10       $  94        7       $  15        1
  Transfers between funds ...............      --       --           4       --           6        1          (1)      --
  Surrenders and terminations ...........      --       --          (4)      --          (5)      --          --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $  22        3       $ 123       10       $  95        8       $  14        1
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $  --       --       $  96        7       $ 293       23       $  30        2
  Transfers between funds ...............      --       --           6       --         (12)      (1)        (15)      (1)
  Surrenders and terminations ...........      --       --         (11)      (1)        (33)      (2)         --       --
  Rescissions ...........................      --       --          (6)      --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $  --       --       $  85        6       $ 248       20       $  15        1
                                            =============================================================================

                                       53
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton             Templeton             Templeton             Templeton
                                           Developing Markets      Global Income            Growth             International
                                            Securities Fund       Securities Fund       Securities Fund       Securities Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars    Units      Dollars    Units      Dollars    Units      Dollars   Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   211      21       $   437      25       $ 1,732      97       $ 2,640     130
  Transfers between funds ...............      (225)     --             1      --          (132)      3          (882)     (6)
  Surrenders and terminations ...........        --      --            --      --          (863)    (46)           --      --
  Rescissions ...........................        --      --            --      --           (59)     (3)           --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   (14)     21       $   438      25       $   678      51       $ 1,758     124
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   124      12       $   108       6       $   307      16       $ 1,953      93
  Transfers between funds ...............      (472)     (4)            2      --          (318)     --        (1,198)    (12)
  Surrenders and terminations ...........       (42)     (4)          (29)     (2)         (174)     (9)       (1,596)    (71)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $  (390)      4       $    81       4       $  (185)      7       $  (841)     10
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    75       7       $    21       1       $   288      16       $   268      13
  Transfers between funds ...............         2      --           (15)     (1)            4      --            12       1
  Surrenders and terminations ...........        --      --            --      --           (10)     (1)           --      --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    77       7       $     6      --       $   282      15       $   280      14
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $    71       6       $    --      --       $   105       6       $   189       9
  Transfers between funds ...............        12       1            --      --             6      --            23       1
  Surrenders and terminations ...........        (6)     (1)           --      --           (22)     (1)          (33)     (2)
  Rescissions ...........................        (6)     (1)           --      --            (6)     --            (6)     --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $    71       5       $    --      --       $    83       5       $   173       8
                                            =================================================================================

                                       54
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Templeton                Templeton                 Total
                                          International Smaller       Pacific Growth                All
                                             Companies Fund           Securities Fund              Funds
                                          ---------------------------------------------------------------------
                                           Dollars       Units       Dollars     Units       Dollars      Units
                                          ---------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $      3         --        $     58        6       $ 21,776     1,307
  Transfers between funds .............       (133)        --             (32)      --            (40)       60
  Surrenders and terminations .........         --         --              --       --         (3,150)     (178)
  Rescissions .........................         --         --              --       --           (333)      (20)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   (130)        --        $     26        6       $ 18,253     1,169
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     27          2        $      5       --       $ 12,402       729
  Transfers between funds .............       (376)       (33)           (277)     (34)          (651)        9
  Surrenders and terminations .........        (19)        (2)            (33)      (3)        (2,275)      (42)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             (1)       --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   (368)       (33)       $   (305)     (37)      $  9,475       696
                                          =====================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $     49          4        $     46        4       $  2,279       127
  Transfers between funds .............         --         --              --       --             24         1
  Surrenders and terminations .........         --         --              --       --            (40)       (1)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $     49          4        $     46        4       $  2,263       127
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    114         10        $     81        8       $  2,277       129
  Transfers between funds .............          2         --              10        1             58         3
  Surrenders and terminations .........         (6)        (1)             (6)      (1)          (326)      (20)
  Rescissions .........................         (6)        (1)             (6)      (1)           (40)       (3)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    104          8        $     79        7       $  1,969       109
                                          =====================================================================

                                       55
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 were as follows.

                                          AIM V.I. Capital            AIM V.I.       AIM V.I. International       AIM V.I.
                                          Appreciation Fund         Growth Fund           Equity Fund            Value Fund
                                          -----------------------------------------------------------------------------------
                                          Dollars     Units       Dollars    Units      Dollars    Units      Dollars   Units
                                          -----------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   708        66       $ 1,280      110      $   365      38       $   493      50
  Transfers between funds .............        71         7           174       17           57       6           111      12
  Surrenders and terminations .........       (16)       (2)          (11)      (1)          (6)     (1)          (13)     (1)
  Rescissions .........................        (6)       (1)          (22)      (2)          (5)     --           (17)     (2)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   757        70       $ 1,421      124      $   411      43       $   574      59
                                          ===================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   177        17       $   316       29      $    44       5       $   305      32
  Transfers between funds .............       103        10           121       12           25       3            96      10
  Surrenders and terminations .........        --        --            --       --           --      --            (1)     --
  Rescissions .........................        --        --            --       --           --      --            --      --
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   280        27       $   437       41      $    69       8       $   400      42
                                          ===================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $   537        49       $   907       87      $   164      19       $   725      75
  Transfers between funds .............       173        16           156       15          213      23           204      22
  Surrenders and terminations .........        (3)       --            (4)      --           (3)     --            (4)     --
  Rescissions .........................        --        --            --       --           --      --           (35)     (4)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   707        65       $ 1,059      102      $   374      42       $   890      93
                                          ===================================================================================

                                       56
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                           Alger American           Alger American        Alger American MidCap
                                          Growth Portfolio    Leveraged AllCap Portfolio     Growth Portfolio
                                          ----------------------------------------------------------------------
                                          Dollars    Units       Dollars        Units         Dollars   Units
                                          ----------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 510         46       $ 452            39           $ 640       56
  Transfers between funds .............      57          6         253            19             151       13
  Surrenders and terminations .........      (5)        --         (25)           (2)            (20)      (2)
  Rescissions .........................      (7)        (1)        (20)           (2)             (3)      --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --           1            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 555         51       $ 661            54           $ 768       67
                                          ======================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 172         17       $ 377            33           $ 449       40
  Transfers between funds .............     131         13         125            12             140       12
  Surrenders and terminations .........      --         --          --            --              --       --
  Rescissions .........................      --         --          --            --              --       --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 303         30       $ 502            45           $ 589       52
                                          ======================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 179         17       $ 371            33           $ 423       37
  Transfers between funds .............     247         23          87             8             125       11
  Surrenders and terminations .........      (4)        --          (4)           --              (7)      --
  Rescissions .........................      --         --          --            --             (38)      (4)
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 422         40       $ 454            41           $ 503       44
                                          ======================================================================

                                             Alger American Small
                                           Capitalization Portfolio
                                          -------------------------
                                            Dollars           Units
                                          -------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................       $  55               6
  Transfers between funds .............          64               7
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 119              13
                                          =========================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................       $  38               4
  Transfers between funds .............          28               3
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $  66               7
                                          =========================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................       $ 213              25
  Transfers between funds .............          41               4
  Surrenders and terminations .........          (5)             --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 249              29
                                          =========================

                                       57
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                              Franklin
                                               Davis VA              Davis VA             Davis VA           Growth and
                                          Financial Portfolio  Real Estate Portfolio  Value Portfolio        Income Fund
                                          --------------------------------------------------------------------------------
                                          Dollars     Units      Dollars    Units     Dollars    Units     Dollars   Units
                                          --------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 235          21       $  91        8       $ 410       38       $ 224        8
  Transfers between funds .............      51           4          46        4          44        4          20        1
  Surrenders and terminations .........      (3)         --          --       --          (4)      --         (10)      --
  Rescissions .........................      --          --          --       --         (12)      (1)        (22)      (1)
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 283          25       $ 137       12       $ 438       41       $ 212        8
                                          ================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  75           6       $  32        3       $ 102       10       $  14        1
  Transfers between funds .............       8           1           4       --         (18)      (2)         --       --
  Surrenders and terminations .........      --          --          --       --          (1)      --          --       --
  Rescissions .........................      --          --          --       --          --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  83           7       $  36        3       $  83        8       $  14        1
                                          ================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 149          12       $ 836       71       $ 657       61       $ 278       10
  Transfers between funds .............      36           3          11        1         139       13          75        3
  Surrenders and terminations .........      --          --          (1)      --          --       --          (7)      --
  Rescissions .........................     (39)         (3)      $(241)     (20)         --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 146          12       $ 605       52       $ 796       74       $ 346       13
                                          ================================================================================

                                       58
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                   J.P. Morgan
                                              Franklin               Franklin               Franklin              International
                                          Rising Dividends           Small Cap           U.S. Government          Opportunities
                                          Securities Fund              Fund                   Fund                  Portfolio
                                          --------------------------------------------------------------------------------------
                                          Dollars    Units       Dollars     Units      Dollars     Units       Dollars    Units
                                          --------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 114          6       $ 718         25       $  46          2        $ 209         21
  Transfers between funds .............     (10)        (1)        186          6          24          1           37          4
  Surrenders and terminations .........      (2)        --         (15)        (1)         --         --           (1)        --
  Rescissions .........................     (20)        (1)        (35)        (1)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  82          4       $ 854         29       $  70          3        $ 245         25
                                          ======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   1         --       $ 263         10       $  21          1        $   9          1
  Transfers between funds .............       6         --          85          3           4         --            2         --
  Surrenders and terminations .........      --         --          --         --          --         --           --         --
  Rescissions .........................      --         --          --         --          --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   7         --       $ 348         13       $  25          1        $  11          1
                                          ======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  10          1       $ 407         15       $ 289         15        $  32          4
  Transfers between funds .............      --         --         183          7           4         --           20          2
  Surrenders and terminations .........      --         --          (2)        --          (2)        --           --         --
  Rescissions .........................      --         --         (38)        (2)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  10          1       $ 550         20       $ 291         15        $  52          6
                                          ======================================================================================

                                       59
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             J.P. Morgan               Mutual                   Mutual             Oppenheimer
                                          U.S. Disciplined           Discovery                  Shares          Global Securities
                                          Equity Portfolio        Securities Fund           Securities Fund           Fund/VA
                                          ---------------------------------------------------------------------------------------
                                          Dollars    Units      Dollars       Units       Dollars       Units     Dollars   Units
                                          ---------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  52          5       $ 157          11         $ 388          28       $ 290       31
  Transfers between funds .............       4         --          61           4             2          --         204       19
  Surrenders and terminations .........      --         --          --          --            (3)         --          --       --
  Rescissions .........................      --         --          (8)         (1)           --          --         (12)      (1)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  56          5       $ 210          14         $ 387          28       $ 482       49
                                          =======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  60          6       $  57           4         $ 124           9       $ 346       38
  Transfers between funds .............      11          1           9           1            --          --           1       --
  Surrenders and terminations .........      --         --          (1)         --            (1)         --          --       --
  Rescissions .........................      --         --          --          --            --          --          --       --
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  71          7       $  65           5         $ 123           9       $ 347       38
                                          =======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  21          2       $  42           3         $ 103           7       $ 652       72
  Transfers between funds .............      36          4          29           2            22           2          94       10
  Surrenders and terminations .........      --         --          --          --            (1)         --          (2)      --
  Rescissions .........................      --         --          --          --            --          --         (56)      (7)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  57          6       $  71           5         $ 124           9       $ 688       75
                                          =======================================================================================

                                       60
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Oppenheimer             Oppenheimer              PIMCO VIT            PIMCO VIT
                                               High Income         Main Street Growth &      High Yield Bond     StockPLUS Growth &
                                                 Fund/VA             Income Portfolio           Portfolio         Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars        Units     Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   300          33      $   967          99     $    72          7      $    86        8
  Transfers between funds .............        39           4          309          31          58          6            1       --
  Surrenders and terminations .........       (15)         (2)          (2)         --          --         --           (1)      --
  Rescissions .........................        (6)         (1)          (3)         --          --         --           (3)      --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   318          34      $ 1,271         130     $   130         13      $    83        8
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $     3          --      $   153          16     $    41          4      $     8        1
  Transfers between funds .............         4          --           48           5          --         --           --       --
  Surrenders and terminations .........        --          --           (1)         --          --         --           --       --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     7          --      $   200          21     $    41          4      $     8        1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    --          --      $   215          22     $   301         31      $    81        8
  Transfers between funds .............         1          --          165          17         (13)        (1)          23        2
  Surrenders and terminations .........        --          --           --          --          --         --           (3)      --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     1          --      $   380          39     $   288         30      $   101       10
                                          =========================================================================================

                                       61
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               PIMCO VIT            Seligman                  Seligman               Templeton
                                             Total Return       Global Technology          Small Cap Value       Developing Markets
                                            Bond Portfolio            Fund                      Fund               Securities Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units     Dollars      Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   144       14      $ 1,292       115       $   169          15      $    54          5
  Transfers between funds .............       103       10          195        20             3          --            2         --
  Surrenders and terminations .........        --       --          (22)       (2)           (1)         --           --         --
  Rescissions .........................        --       --          (16)       (1)           (1)         --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   247       24      $ 1,449       132       $   170          15      $    56          5
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    11        1      $   372        37       $     5          --      $    10          1
  Transfers between funds .............        13        1          191        21             3          --           --         --
  Surrenders and terminations .........        --       --           --        --            --          --           --         --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    24        2      $   563        58       $     8          --      $    10          1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    59        6      $   515        56       $   157          13      $   124         13
  Transfers between funds .............       159       16          217        23             7           1            4         --
  Surrenders and terminations .........        --       --           --        --            --          --           (1)        --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   218       22      $   732        79       $   164          14      $   127         13
                                          =========================================================================================

                                       62
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Templeton              Templeton           USAllianz VIP         USAllianz VIP
                                                  Growth             Pacific Growth       Diversified Assets      Fixed Income
                                              Securities Fund        Securities Fund            Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars     Units     Dollars      Units    Dollars      Units
                                             -------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 207          11       $  24          3      $ 159         16      $  67           7
  Transfers between funds .............         44           2          --         --         24          2          3          --
  Surrenders and terminations .........         (2)         --          --         --         --         --         --          --
  Rescissions .........................        (21)         (1)         --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 228          12       $  24          3      $ 183         18      $  70           7
                                             =====================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 126           7       $   8          1      $  --         --      $  10           1
  Transfers between funds .............         --          --          --         --         --         --         --          --
  Surrenders and terminations .........         (1)         --          --         --         --         --         (1)         --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 125           7       $   8          1      $  --         --      $   9           1
                                             =====================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $ 166           9       $  12          1      $   5         --      $  64           6
  Transfers between funds .............         11           1          --         --         --         --         16           2
  Surrenders and terminations .........         (3)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 174          10       $  12          1      $   5         --      $  80           8
                                             =====================================================================================

                                       63
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             USAllianz VIP         USAllianz VIP           USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth               Money Market              Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units      Dollars    Units
                                          ----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $    40        4      $    95         9       $ 1,721         170       $    67        6
  Transfers between funds .............        --       --            3        --          (765)        (76)            8        1
  Surrenders and terminations .........        --       --           --        --            --          --            (6)      (1)
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    40        4      $    98         9       $   956          94       $    69        6
                                          ========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    --       --      $    34         4       $   175          17       $    91        9
  Transfers between funds .............         3       --           --        --           (58)         (6)           24        3
  Surrenders and terminations .........        --       --           --        --            (1)         --            --       --
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     3       --      $    34         4       $   116          11       $   115       12
                                          ========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    29        3      $    41         4       $ 1,736         172       $    55        5
  Transfers between funds .............        --       --           (5)       (1)         (862)        (85)            1       --
  Surrenders and terminations .........        --       --           --        --           (53)         (5)           (1)      --
  Rescissions .........................        --       --          (23)       (2)         (242)        (24)           --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    29        3      $    13         1       $   579          58       $    55        5
                                          ========================================================================================

                                       64
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Van Kampen LIT                 Total
                                               Growth & Income                 All
                                                  Portfolio                   Funds
                                             ---------------------------------------------
                                             Dollars       Units       Dollars       Units
                                             ---------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $     76          7      $ 12,977       1,144
  Transfers between funds .............            23          2         1,657         135
  Surrenders and terminations .........            --         --          (183)        (15)
  Rescissions .........................            --         --          (239)        (17)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --             1          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     99          9      $ 14,213       1,247
                                             =============================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $     18          2      $  4,047         367
  Transfers between funds .............            42          4         1,151         107
  Surrenders and terminations .........            --         --            (8)         --
  Rescissions .........................            --         --            --          --
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     60          6      $  5,190         474
                                             =============================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $    137         12      $ 10,692         976
  Transfers between funds .............           159         14         1,778         158
  Surrenders and terminations .........            --         --          (110)         (5)
  Rescissions .........................            --         --          (712)        (66)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $    296         26      $ 11,648       1,063
                                             =============================================

                                       65
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 was as follows.

                                          AIM V.I. Capital             AIM V.I.          AIM V.I. International        AIM V.I.
                                          Appreciation Fund          Growth Fund              Equity Fund             Value Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars       Units      Dollars      Units       Dollars   Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 3,199       296       $ 2,154        208       $ 1,235        138       $ 1,686     174
  Transfers between funds .............         2         1           120         13           (18)        (2)          (54)     (7)
  Surrenders and terminations .........       (31)       (3)           (5)        (1)          (11)        (2)          (17)     (2)
  Rescissions .........................       (31)       (3)          (43)        (4)           --         --           (18)     (2)
  Bonus ...............................       210        19           124         12            79          9            96      10
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,349       310       $ 2,350        228       $ 1,285        143       $ 1,693     173
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 2,156       220       $ 1,545        143       $   276         30       $   532      54
  Transfers between funds .............       507        51           483         50             6          1           505      57
  Surrenders and terminations .........        (8)       (1)          (20)        (2)           --         --            (4)     --
  Rescissions .........................        --        --           (30)        (3)           --         --            --      --
  Bonus ...............................       136        14            87          8            16          2            30       3
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 2,791       284       $ 2,065        196       $   298         33       $ 1,063     114
                                          =========================================================================================

                                       66
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                            Alger American          Alger American            Alger American MidCap
                                           Growth Portfolio    Leveraged AllCap Portfolio       Growth Portfolio
                                          -------------------------------------------------------------------------
                                          Dollars      Units     Dollars         Units          Dollars      Units
                                          -------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 2,830        262     $ 1,650           146          $ 1,562       139
  Transfers between funds .............       584         58          57             6              451        39
  Surrenders and terminations .........       (18)        (1)         (8)           (1)              (6)       (1)
  Rescissions .........................       (65)        (6)        (41)           (4)              (3)       --
  Bonus ...............................       177         16          96             8               90         8
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,508        329     $ 1,754           155          $ 2,094       185
                                          =========================================================================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 1,021         97     $   705            64          $ 2,080       192
  Transfers between funds .............       788         80         (25)           (3)            (142)      (15)
  Surrenders and terminations .........        (4)        --          (3)           --              (21)       (2)
  Rescissions .........................       (21)        (2)         --            --               (9)       (1)
  Bonus ...............................        58          5          41             4              128        12
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,842        180     $   718            65          $ 2,036       186
                                          =========================================================================

                                            Alger American Small
                                          Capitalization Portfolio
                                          ------------------------
                                          Dollars            Units
                                          ------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   321               40
  Transfers between funds .............        20                3
  Surrenders and terminations .........        (2)              --
  Rescissions .........................        --               --
  Bonus ...............................        18                2
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   357               45
                                          ========================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   120               12
  Transfers between funds .............        --               --
  Surrenders and terminations .........        --               --
  Rescissions .........................        --               --
  Bonus ...............................         7                1
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   127               13
                                          ========================

                                       67
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                      Franklin
                                               Davis VA                 Davis VA               Davis VA              Growth and
                                          Financial Portfolio     Real Estate Portfolio     Value Portfolio          Income Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units      Dollars      Units      Dollars     Units      Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   260         21       $   526        44       $   799       74       $   416        14
  Transfers between funds .............       828         68            17         1           591       56            (9)       --
  Surrenders and terminations .........        (2)        --            (9)       (1)           (3)      --            --        --
  Rescissions .........................        --         --            (1)       --           (45)      (4)           --        --
  Bonus ...............................        15          1            39         3            44        4            24         1
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,101         90       $   572        47       $ 1,386      130       $   431        15
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   564         46       $   207        17       $   729       68       $   119         4
  Transfers between funds .............       360         29           (34)       (1)          (29)      (3)          174         6
  Surrenders and terminations .........       (19)        (1)          (17)       (1)           (8)      (1)           (1)       --
  Rescissions .........................        --         --            --        --            (9)      (1)           --        --
  Bonus ...............................        30          2            10         1            42        4             7        --
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   935         76       $   166        16       $   725       67       $   299        10
                                          =========================================================================================

                                       68
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                     J.P. Morgan
                                               Franklin               Franklin                Franklin              International
                                           Rising Dividends           Small Cap            U.S. Government          Opportunities
                                            Securities Fund             Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars      Units      Dollars      Units      Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   135         7      $ 2,367        86       $ 1,400        70       $   163        18
  Transfers between funds .............        23         1          146         5          (205)      (10)           18         2
  Surrenders and terminations .........        --        --          (13)       (1)          (16)       (1)           --        --
  Rescissions .........................        --        --          (12)       --            --        --            (7)       (1)
  Bonus ...............................         9        --          164         6            95         5             9         1
  Other transactions ..................        --        --           --        --             1        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   167         8      $ 2,652        96       $ 1,275        64       $   183        20
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    98         5      $   545        19       $   291        14       $   127        14
  Transfers between funds .............        --        --           51         2            80         4            --        --
  Surrenders and terminations .........        (1)       --           (8)       --            (1)       --            --        --
  Rescissions .........................        --        --           --        --            --        --           (21)       (2)
  Bonus ...............................         6        --           32         1            17         1             6         1
  Other transactions ..................        --        --           --        --            --        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   103         5      $   620        22       $   387        19       $   112        13
                                          ========================================================================================

                                       69
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              J.P. Morgan                Mutual                Mutual              Oppenheimer
                                            U.S. Disciplined           Discovery               Shares           Global Securities
                                            Equity Portfolio         Securities Fund       Securities Fund           Fund/VA
                                          ----------------------------------------------------------------------------------------
                                          Dollars        Units      Dollars     Units     Dollars     Units     Dollars      Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   296          29       $   173       12      $    21        1      $ 1,703        182
  Transfers between funds .............         2          --            11        1           43        3          153         16
  Surrenders and terminations .........        --          --            --       --           --       --          (20)        (2)
  Rescissions .........................       (10)         (1)           (3)      --           --       --          (12)        (1)
  Bonus ...............................        17           2            10        1            1       --          117         12
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   305          30       $   191       14      $    65        4      $ 1,941        207
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   197          19       $    42        3      $    56        4      $   265         28
  Transfers between funds .............         2          --            --       --           --       --           98         11
  Surrenders and terminations .........        (6)         (1)           --       --           (1)      --           (1)        --
  Rescissions .........................        --          --            --       --           --       --           --         --
  Bonus ...............................        11           1             2       --            3       --           16          2
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   204          19       $    44        3      $    58        4      $   378         41
                                          ========================================================================================

                                       70
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Oppenheimer            Oppenheimer               PIMCO VIT              PIMCO VIT
                                              High Income        Main Street Growth &       High Yield Bond      StockPLUS Growth &
                                                Fund/VA           Income Portfolio             Portfolio          Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars      Units       Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   683        77       $ 2,468        246       $   148        16       $   404       40
  Transfers between funds .............       (22)       (2)          273         28           (25)       (2)           95       10
  Surrenders and terminations .........        (9)       (1)          (34)        (4)           --        --            --       --
  Rescissions .........................        --        --           (36)        (4)           --        --           (25)      (2)
  Bonus ...............................        48         5           168         17             9         1            22        2
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   700        79       $ 2,839        283       $   132        15       $   496       50
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    49         6       $   848         87       $    17         2       $   176       17
  Transfers between funds .............        --        --           739         79            --        --            --       --
  Surrenders and terminations .........        (1)       --            (8)        (1)           --        --            (4)      --
  Rescissions .........................        --        --            --         --            --        --            --       --
  Bonus ...............................         3        --            50          5             1        --            10        1
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    51         6       $ 1,629        170       $    18         2       $   182       18
                                          =========================================================================================

                                       71
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              PIMCO VIT                Seligman               Seligman               Templeton
                                             Total Return         Global Technology        Small Cap Value      Developing Markets
                                            Bond Portfolio               Fund                   Fund              Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars        Units     Dollars      Units     Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 1,313       127      $ 1,936         207      $   884        71      $    99        11
  Transfers between funds .............      (189)      (18)         386          42           26         2            4        --
  Surrenders and terminations .........       (15)       (1)          (6)         --          (15)       (1)          (1)       --
  Rescissions .........................        --        --          (42)         (4)          (7)       (1)          --        --
  Bonus ...............................        89         9          110          12           63         5            5         1
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,198       117      $ 2,384         257      $   951        76      $   107        12
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    26         3      $ 1,093         111      $    79         6      $    --        --
  Transfers between funds .............        --        --          (65)         (9)         132        10           --        --
  Surrenders and terminations .........        --        --          (17)         (2)          (4)       --           --        --
  Rescissions .........................        --        --          (21)         (2)          --        --           --        --
  Bonus ...............................         1        --           59           6            4        --           --        --
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    27         3      $ 1,049         104      $   211        16      $    --        --
                                          ========================================================================================

                                       72
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Templeton             Templeton           USAllianz VIP          USAllianz VIP
                                                   Growth            Pacific Growth       Diversified Assets       Fixed Income
                                              Securities Fund        Securities Fund             Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars      Units    Dollars      Units   Dollars       Units
                                             -------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 133           7       $  --         --      $  38          4      $  95           9
  Transfers between funds .............        (28)         (1)         --         --         18         --         11          (1)
  Surrenders and terminations .........         (1)         --          --         --         --         --         (2)         --
  Rescissions .........................         (7)         --          --         --         --         --         --          --
  Bonus ...............................          7          --          --         --          2         --          5          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 104           6       $  --         --      $  58          4      $ 109           8
                                             =====================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 143           8       $  13          1      $   3         --      $ 155          15
  Transfers between funds .............         --          --          --         --         14          1        (21)         (2)
  Surrenders and terminations .........         (1)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................          9          --           1         --         --         --          9           1
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 151           8       $  14          1      $  17          1      $ 143          14
                                             =====================================================================================

                                       73
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              USAllianz VIP         USAllianz VIP          USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth                Money Market             Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units    Dollars     Units      Dollars       Units       Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  24           2      $   49         5       $ 12,182      1,192       $  606         58
  Transfers between funds .............      (4)         --           6        --         (3,318)      (334)          99          9
  Surrenders and terminations .........      --          --          --        --            (14)        (2)          (2)        --
  Rescissions .........................      --          --          --        --           (164)       (16)          --         --
  Bonus ...............................       1          --           2        --            831         81           36          3
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  21           2      $   57         5       $  9,517        921       $  739         70
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  10           1      $   89         8       $  3,767        368       $  155         14
  Transfers between funds .............      --          --         (69)       (7)        (3,472)      (338)         (22)        (2)
  Surrenders and terminations .........      --          --          --        --             (4)        --           (6)        (1)
  Rescissions .........................      --          --          (9)       (1)            --         --           --         --
  Bonus ...............................       1          --           4        --            254         25            9          1
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  11           1      $   15        --       $    545         55       $  136         12
                                          =========================================================================================

                                       74
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Van Kampen LIT              Total
                                               Growth & Income               All
                                                  Portfolio                 Funds
                                             -------------------------------------------
                                             Dollars       Units      Dollars      Units
                                             -------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $    884        78       $ 44,842     4,111
  Transfers between funds .............           120        10            232        (3)
  Surrenders and terminations .........           (10)       --           (270)      (25)
  Rescissions .........................           (17)       (2)          (589)      (55)
  Bonus ...............................            52         5          2,884       261
  Other transactions ..................            --        --              1        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $  1,029        91       $ 47,100     4,289
                                             ===========================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $    153        14       $ 18,451     1,714
  Transfers between funds .............             3        --             63         1
  Surrenders and terminations .........            (2)       --           (170)      (13)
  Rescissions .........................            --        --           (120)      (12)
  Bonus ...............................             9         1          1,109       102
  Other transactions ..................            --        --             --        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $    163        14       $ 19,333     1,792
                                             ===========================================

                                       75
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                              Valuemark II&III
                                                   ---------------------------------------------------------------------------
                                                   Accumulation                                                     Ratio of
                                                       Units       Accumulation                                     Expenses
                                                    Outstanding       Unit           Total       Net Assets        to Average
                                                   (in thousands)     Value         Return**   (in thousands)      Net Assets*
                                                   ---------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,614      $    8.691         -21.6%     $   22,715            2.13%
  1999(1) ...................................             526          11.084          10.8           5,866            2.13+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,933           9.180         -16.0          17,746            2.19
  1999(1) ...................................             540          10.922           9.2           5,894            2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................           1,002           9.014         -25.9           9,031            2.33
  1999(1) ...................................             340          12.160          21.6           4,137            2.33+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            943           7.519         -24.8           7,092            2.12+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................          16,877          25.770         -33.8         434,919            1.91
  1999 ......................................          21,687          38.917          37.5         844,307            1.91
  1998 ......................................          30,851          28.308           9.6         873,319            1.90
  1997 ......................................          39,623          25.818          25.0       1,022,994            1.90
  1996 ......................................          53,086          20.654           5.6       1,097,873            1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           1,564          16.364          70.2          25,597            2.22
  1999 ......................................             634           9.615          -9.4           6,088            2.22
  1998(2) ...................................             586          10.610           6.1           6,215            2.24+

Franklin Growth and Income Fund
December 31,
  2000 ......................................          19,237          30.424          16.4         585,277            1.89
  1999 ......................................          27,634          26.147          -0.3         722,583            1.89
  1998 ......................................          40,480          26.226           6.8       1,061,658            1.89
  1997 ......................................          46,962          24.551          26.0       1,152,961            1.89
  1996 ......................................          50,027          19.490          12.6         977,110            1.90

Franklin High Income Fund
December 31,
  2000 ......................................           6,333          17.930         -14.2         113,554            1.94
  1999 ......................................           9,493          20.900          -1.5         198,407            1.94
  1998 ......................................          14,987          21.208          -0.5         317,865            1.93
  1997 ......................................          18,871          21.312          10.0         402,167            1.93
  1996 ......................................          20,736          19.375          12.3         402,379            1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                    Accumulation                                                  Ratio of
                                                       Units      Accumulation                                    Expenses
                                                    Outstanding       Unit          Total       Net Assets        to Average
                                                   (in thousands)     Value        Return**   (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,170      $    8.682        -21.7%     $   18,840            2.22%
  1999(1) ...................................             363          11.083         10.8           4,026            2.22+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,521           9.170        -16.0          13,950            2.28
  1999(1) ...................................             415          10.921          9.2           4,535            2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................             941           9.005        -25.9           8,472            2.42
  1999(1) ...................................             277          12.159         21.6           3,364            2.42+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            697           7.514        -24.9           5,238            2.21+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           1,588          25.518        -33.8          40,520            2.00
  1999 ......................................           1,418          38.572         37.4          54,724            2.00
  1998 ......................................           1,006          28.082          9.5          28,248            1.99
  1997 ......................................             310          25.635         24.9           7,959            1.99
  1996 ......................................              --              --           --              --              --

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................             962          16.324         70.0          15,702            2.31
  1999 ......................................             469           9.601         -9.5           4,512            2.31
  1998(2) ...................................             224              11          6.0           2,381            2.33+

Franklin Growth and Income Fund
December 31,
  2000 ......................................           4,691          30.099         16.3         141,196            1.98
  1999 ......................................           5,570          25.891         -0.4         144,218            1.98
  1998 ......................................           5,185          25.993          6.7         134,775            1.98
  1997 ......................................           2,376          24.354         25.9          57,877            1.98
  1996 ......................................              --              --           --              --              --

Franklin High Income Fund
December 31,
  2000 ......................................           3,269          17.739        -14.3          57,990            2.03
  1999 ......................................           4,118          20.695         -1.5          85,209            2.03
  1998 ......................................           4,191          21.020         -0.6          88,069            2.02
  1997 ......................................           2,202          21.141          9.9          46,545            2.02
  1996 ......................................              --              --           --              --              --

                                       76
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                               Valuemark II&III
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit             Total       Net Assets         to Average
                                              (in thousands)      Value           Return**   (in thousands)       Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................          17,167      $   28.728            18.1%      $  493,162            1.90%
  1999 ..................................          24,929          24.323            -3.2          606,369            1.90
  1998 ..................................          39,420          25.122             0.2          990,325            1.89
  1997 ..................................          49,811          25.065            15.5        1,248,520            1.90
  1996 ..................................          57,504          21.708             9.7        1,251,844            1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................          10,359          21.085             4.3          218,428            2.17
  1999 ..................................          10,867          20.218            29.8          219,679            2.17
  1998 ..................................           8,454          15.574            18.6          131,652            2.17
  1997 ..................................           5,673          13.130            16.7           74,473            2.17
  1996(3) ...............................           3,722          11.254            10.2           42,110            2.17+

Franklin Money Market Fund
December 31,
  2000 ..................................          12,057          15.526             4.5          187,203            1.93
  1999 ..................................          17,388           14.86             3.3          258,373            1.93
  1998 ..................................          22,032          14.386             3.8          316,921            1.85
  1997 ..................................          20,892          13.865             3.8          290,904            1.85
  1996 ..................................          28,060          13.359             3.7          375,629            1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................           2,372          14.928            34.6           35,412            2.06
  1999 ..................................           2,940          11.092            30.4           32,615            2.06
  1998 ..................................           4,453           8.505           -26.4           37,878            2.04
  1997 ..................................           5,709          11.559           -20.1           65,992            2.09
  1996 ..................................           6,998          14.467             2.5          101,248            2.05

Franklin Real Estate Fund
December 31,
  2000 ..................................           3,767          27.827            30.1          104,814            1.98
  1999 ..................................           5,401          21.386            -7.4          115,525            1.98
  1998 ..................................           9,639          23.107           -18.0          222,740            1.94
  1997 ..................................          13,445          28.169            19.0          378,751            1.94
  1996 ..................................          12,757          23.668            31.0          301,974            1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................          11,259          22.497            19.4          253,281            2.15
  1999 ..................................          17,252          18.846           -11.0          325,172            2.15
  1998 ..................................          27,683          21.165             5.4          585,952            2.12
  1997 ..................................          33,249          20.074            31.2          667,473            2.14
  1996 ..................................          35,569          15.303            22.4          545,127            2.16

                                                                               Valuemark IV
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit              Total       Net Assets        to Average
                                              (in thousands)      Value            Return**   (in thousands)      Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................           3,577      $   28.421            18.0%      $  101,666            1.99%
  1999 ..................................           4,380          24.084            -3.3          105,486            1.99
  1998 ..................................           4,239          24.898             0.1          105,543            1.98
  1997 ..................................           2,094          24.864            15.4           52,069            1.99
  1996 ..................................              --              --              --               --              --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................           7,938          20.997             4.2          166,665            2.26
  1999 ..................................           7,521          20.152            29.7          151,537            2.26
  1998 ..................................           4,502          15.537            18.5           69,939            2.26
  1997 ..................................           1,967          13.110            16.6           25,654            2.26
  1996(3) ...............................              --              --              --               --              --

Franklin Money Market Fund
December 31,
  2000 ..................................           3,990          15.363             4.4           61,300            2.02
  1999 ..................................           5,236          14.717             3.2           77,050            2.02
  1998 ..................................           4,342          14.260             3.7           61,911            1.94
  1997 ..................................           3,214          13.756             3.7           44,200            1.94
  1996 ..................................              --              --              --               --              --

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................             631          14.769            34.5            9,326            2.15
  1999 ..................................             616          10.983            30.3            6,761            2.15
  1998 ..................................             514           8.430           -26.5            4,332            2.13
  1997 ..................................             304          11.466           -20.2            3,482            2.18
  1996 ..................................              --              --              --               --              --

Franklin Real Estate Fund
December 31,
  2000 ..................................           1,336          27.529            30.0           36,774            2.07
  1999 ..................................           1,490          21.176            -7.5           31,567            2.07
  1998 ..................................           1,823          22.901           -18.0           41,773            2.03
  1997 ..................................           1,217          27.944            18.9           34,023            2.03
  1996 ..................................              --              --              --               --              --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................           3,128          22.317            19.3           69,812            2.24
  1999 ..................................           4,137          18.712           -11.0           77,429            2.24
  1998 ..................................           4,428          21.034             5.3           93,151            2.21
  1997 ..................................           1,991          19.968            31.1           39,752            2.23
  1996 ..................................              --              --              --               --              --

                                       77
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                 Valuemark II&III
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                         Units      Accumulation                                 Expenses
                                      Outstanding       Unit          Total      Net Assets     to Average
                                     (in thousands)     Value        Return**  (in thousands)   Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................         2,519      $  9.448          -9.7%     $ 23,803          1.95%
  1999(1) ........................           727        10.467           4.7         7,613          1.95+

Franklin Small Cap Fund
December 31,
  2000 ...........................         9,133        23.878         -15.8       218,065          2.17
  1999 ...........................        10,654        28.353          94.2       302,040          2.17
  1998 ...........................        14,856        14.600          -2.4       216,872          2.17
  1997 ...........................        16,925        14.952          15.8       253,045          2.17
  1996 ...........................        12,784        12.913          27.3       165,578          2.17

Franklin Technology Securities Fund
  December 31, 2000(6) ............          563         7.509         -24.9         4,227          2.33+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        15,282        20.481          10.3       312,998          1.91
  1999 ...........................        20,938        18.574          -2.3       388,862          1.91
  1998 ...........................        30,500        19.014           5.9       579,909          1.90
  1997 ...........................        36,347        17.947           7.8       652,317          1.90
  1996 ...........................        44,598        16.650           2.2       742,973          1.91

Franklin Value Securities Fund
December 31,
  2000 ...........................         1,012         9.553          23.5         9,669          2.21
  1999 ...........................           727         7.736           0.2         5,614          2.21
  1998(2) ........................           719         7.717         -22.8         5,542          2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................         1,666        25.758          11.0        42,909          2.05
  1999 ...........................         2,011        23.205          -7.2        46,679          2.05
  1998 ...........................         2,635        25.003          11.0        65,876          1.80
  1997 ...........................         2,910        22.532           9.8        65,573          1.80
  1996 ...........................         3,579        20.517          -1.9        73,434          1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................         1,278        28.289          17.1        36,155          2.05
  1999 ...........................         1,851        24.164         -13.5        44,759          2.05
  1998 ...........................         2,582        27.920          12.9        72,114          1.80
  1997 ...........................         2,998        24.740          14.9        74,199          1.80
  1996 ...........................         3,297        21.522          -4.1        70,969          1.80

Mutual Discovery Securities Fund
December 31,
  2000 ...........................         4,601        14.922           8.9        68,662          2.41
  1999 ...........................         5,796        13.701          22.0        79,396          2.41
  1998 ...........................         9,718        11.226          -6.3       109,094          2.40
  1997 ...........................         9,940        11.983          17.7       119,104          2.46
  1996(5) ........................         1,471        10.180           0.6        15,074          2.77+

                                                                Valuemark IV
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                          Units     Accumulation                                 Expenses
                                       Outstanding     Unit        Total        Net Assets      to Average
                                     (in thousands)    Value       Return**   (in thousands)    Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................        1,860      $  9.438       -9.8%        $ 17,553          2.04
  1999(1) ........................          626        10.465        4.7            6,555          2.04+

Franklin Small Cap Fund
December 31,
  2000 ...........................        5,728        23.767      -15.9          136,129          2.26
  1999 ...........................        5,460        28.247       94.0          154,275          2.26
  1998 ...........................        5,492        14.558       -2.4           79,977          2.26
  1997 ...........................        2,965        14.923       15.7           44,268          2.26
  1996 ...........................           --            --         --               --            --

Franklin Technology Securities Fund
  December 31, 2000(6) ............         523         7.505      -25.0            3,925          2.42+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        3,294        20.264       10.2           66,758          2.00
  1999 ...........................        3,857        18.394       -2.4           70,974          2.00
  1998 ...........................        3,040        18.847        5.9           57,334          1.99
  1997 ...........................        1,359        17.805        7.7           24,222          1.99
  1996 ...........................           --            --         --               --            --

Franklin Value Securities Fund
December 31,
  2000 ...........................          867         9.530       23.4            8,267          2.30
  1999 ...........................          603         7.724        0.1            4,657          2.30
  1998(2) ........................          367         7.713      -22.9            2,834          2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................          508        25.489       10.9           12,948          2.14
  1999 ...........................          555        22.983       -7.3           12,750          2.14
  1998 ...........................          380        24.786       10.9            9,402          1.89
  1997 ...........................          161        22.357        9.7            3,585          1.89
  1996 ...........................           --            --         --               --            --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................          575        27.989       17.0           16,088          2.14
  1999 ...........................          668        23.929      -13.5           15,961          2.14
  1998 ...........................          478        27.674       12.8           13,233          1.89
  1997 ...........................          150        24.544       14.8            3,676          1.89
  1996 ...........................           --            --         --               --            --

Mutual Discovery Securities Fund
December 31,
  2000 ...........................        7,118        14.867        8.8          105,825          2.50
  1999 ...........................        7,820        13.662       21.9          106,824          2.50
  1998 ...........................        8,822        11.205       -6.4           98,842          2.49
  1997 ...........................        5,461        11.971       17.6           65,375          2.55
  1996(5) ........................           --            --         --               --            --

                                       78
                                       -----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                          Valuemark II&III
                                            --------------------------------------------------------------------------
                                             Accumulation                                                   Ratio of
                                                Units       Accumulation                                    Expenses
                                             Outstanding        Unit         Total        Net Assets       to Average
                                            (in thousands)      Value       Return**    (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................           8,947      $   14.831        12.0%      $  132,688            2.19%
  1999 ................................          12,423          13.237        11.8          164,442            2.19
  1998 ................................          18,133          11.837        -1.3          214,642            2.17
  1997 ................................          18,744          11.993        16.1          224,796            2.20
  1996(5) .............................           2,613          10.330         2.2           27,141            2.40+

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,847          14.040        -2.6           25,939            2.22
  1999 ................................           2,504          14.408         6.0           36,071            2.22
  1998 ................................           4,056          13.589        -1.4           55,102            2.24
  1997 ................................           5,229          13.786        10.2           72,082            2.34
  1996 ................................           4,104          12.514        18.2           52,117            2.26

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           7,646           8.473       -30.5           64,784            2.79
  1999 ................................          11,226          12.188        52.5          136,842            2.79
  1998 ................................          15,989           7.993       -22.7          127,804            2.81
  1997 ................................          23,005          10.340       -10.0          237,895            2.82
  1996 ................................          22,423          11.487        19.9          259,346            2.89

Templeton Global Income Securities Fund
December 31,
  2000 ................................           2,865          17.112         2.9           49,021            2.05
  1999 ................................           4,226          16.635        -7.1           70,284            2.05
  1998 ................................           6,976          17.905         5.6          124,899            2.03
  1997 ................................           9,434          16.957         1.1          159,973            2.02
  1996 ................................          11,857          16.781         8.1          198,968            2.01

Templeton Growth Securities Fund
December 31,
  2000 ................................          17,978          19.529         0.3          351,085            2.28
  1999 ................................          24,872          19.466        19.4          484,117            2.28
  1998 ................................          34,226          16.309         7.5          558,162            2.28
  1997 ................................          41,433          15.176        11.9          628,785            2.28
  1996 ................................          40,327          13.560        19.6          550,066            2.33

Templeton International Securities Fund
December 31,
  2000 ................................          19,667          21.586        -6.2          424,521            2.30
  1999 ................................          27,313          23.022        24.9          628,777            2.30
  1998 ................................          44,256          18.437         4.1          815,915            2.28
  1997 ................................          58,179          17.711        10.1        1,030,420            2.29
  1996 ................................          64,375          16.081        21.3        1,036,583            2.29

                                                                            Valuemark IV
                                            --------------------------------------------------------------------------
                                             Accumulation                                                  Ratio of
                                                Units       Accumulation                                   Expenses
                                             Outstanding        Unit          Total       Net Assets       to Average
                                            (in thousands)      Value        Return**   (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................          15,886      $   14.776        11.9%      $  234,717            2.28%
  1999 ................................          18,924          13.199        11.7          249,799            2.28
  1998 ................................          19,834          11.814        -1.4          234,337            2.26
  1997 ................................          11,394          11.981        16.0          136,521            2.29
  1996(5) .............................              --              --          --               --              --

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,098          13.968        -2.6           15,343            2.31
  1999 ................................           1,403          14.347         5.9           20,133            2.31
  1998 ................................           1,491          13.543        -1.5           20,200            2.33
  1997 ................................           1,008          13.752        10.1           13,864            2.43
  1996 ................................              --              --          --               --              --

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           3,047           8.421       -30.5           25,659            2.88
  1999 ................................           3,389          12.125        52.4           41,093            2.88
  1998 ................................           3,425           7.958       -22.8           27,259            2.90
  1997 ................................           2,663          10.305       -10.1           27,448            2.91
  1996 ................................              --              --          --               --              --

Templeton Global Income Securities Fund
December 31,
  2000 ................................             522          16.929         2.8            8,841            2.14
  1999 ................................             657          16.472        -7.2           10,843            2.14
  1998 ................................             651          17.746         5.5           11,582            2.12
  1997 ................................             393          16.821         1.0            6,620            2.11
  1996 ................................              --              --          --               --              --

Templeton Growth Securities Fund
December 31,
  2000 ................................           8,239          19.410         0.2          159,920            2.37
  1999 ................................           9,008          19.364        19.3          174,453            2.37
  1998 ................................           8,864          16.238         7.4          143,943            2.37
  1997 ................................           5,525          15.124        11.8           83,558            2.37
  1996 ................................              --              --          --               --              --

Templeton International Securities Fund
December 31,
  2000 ................................           4,027          21.413        -6.3           86,234            2.39
  1999 ................................           4,164          22.858        24.8           95,194            2.39
  1998 ................................           4,427          18.322         4.0           81,113            2.37
  1997 ................................           3,122          17.617        10.0           55,008            2.38
  1996 ................................              --              --          --               --              --

                                       79
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                            Valuemark II&III
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                    Units       Accumulation                                Expenses
                                                 Outstanding        Unit          Total      Net Assets    to Average
                                                (in thousands)     Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................           820      $ 11.166          -2.4%     $  9,160          2.51%
   1999 ......................................         1,034        11.441          22.2        11,825          2.51
   1998 ......................................         1,533         9.364         -13.5        14,354          2.50
   1997 ......................................         1,998        10.825          -2.9        21,626          2.46
   1996(3) ...................................         1,388        11.145           9.5        15,527          2.18+

Templeton Pacific Growth Fund
December 31,
   2000 ......................................         4,839         7.995         -26.7        38,688          2.48
   1999 ......................................         7,066        10.915          35.1        77,144          2.48
   1998 ......................................        10,669         8.078         -14.3        86,200          2.50
   1997 ......................................        15,833         9.431         -36.8       149,327          2.43
   1996 ......................................        22,061        14.932           9.5       330,159          2.39

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................            81        10.381           2.1           840          2.40+
   1999(1) ...................................             9         10.17           1.7            88          2.40

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................            49        10.742          10.2           522          2.15+
   1999(1) ...................................            13         9.751          -2.5           124          2.15

USAllianz VIP Growth Fund
December 31,
   2000 ......................................            61         9.496         -11.5           577          2.30+
   1999(1) ...................................            21        10.733           7.3           226          2.30

                                                                              Valuemark IV
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                     Units      Accumulation                                Expenses
                                                  Outstanding      Unit           Total      Net Assets    to Average
                                                 (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................          832      $ 11.119          -2.5%     $  9,251          2.60%
   1999 ......................................          865        11.403          22.1         9,864          2.60
   1998 ......................................          967         9.342         -13.6         9,037          2.59
   1997 ......................................          792        10.809          -3.0         8,557          2.55
   1996(3) ...................................           --            --            --            --            --

Templeton Pacific Growth Fund
December 31,
   2000 ......................................          932         7.931         -26.8         7,393          2.57
   1999 ......................................        1,041        10.838          35.0        11,295          2.57
   1998 ......................................          655         8.028         -14.4         5,274          2.59
   1997 ......................................          379         9.381         -36.9         3,566          2.52
   1996 ......................................           --            --            --            --            --

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................           89        10.370           2.0           918          2.49+
   1999(1) ...................................            1        10.168           1.7            15          2.49

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................           54        10.731          10.1           585          2.24+
   1999(1) ...................................            1         9.749          -2.5             5          2.24

USAllianz VIP Growth Fund
December 31,
   2000 ......................................           52         9.486         -11.6           495          2.39+
   1999(1) ...................................           10        10.731           7.3           105          2.39

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from May 1, 1998 (fund commencement) to December 31, 1998.
(3)   Period from May 1, 1996 (fund commencement) to December 31, 1996.
(5)   Period from November 8, 1996 (fund commencement) to December 31, 1996.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.

                                       80
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the two years in the period ended December 31, 2000 follows.

                                                                     Valuemark Charter Traditional
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                    Units       Accumulation                               Expenses
                                                 Outstanding       Unit          Total      Net Assets    to Average
                                                (in thousands)     Value        Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           12        $26.413        -33.7%     $   309           1.92%
  1999 ......................................            5         39.861         34.8          213           1.92

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           14         16.381         70.2          236           2.22
  1999 ......................................            3          9.626         -9.3           33           2.22

Franklin Growth and Income Fund
December 31,
  2000 ......................................           14         31.199         16.4          429           1.89
  1999 ......................................           21         26.792         -0.6          545            1.9

Franklin High Income Fund
December 31,
  2000 ......................................           20         18.379        -14.1          365           1.94
  1999 ......................................           20         21.405         -1.9          429           1.94

Franklin Income Securities Fund
December 31,
  2000 ......................................           41         29.425         18.1        1,207           1.90
  1999 ......................................           49         24.923         -3.7        1,206           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................           27         21.203          4.3          569           2.17
  1999 ......................................           19         20.337         28.8          392           2.17

Franklin Money Market Fund
December 31,
  2000 ......................................        1,351         15.908          4.5       21,487           1.94
  1999 ......................................          562         15.225          3.2        8,557           1.94

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................            5         15.321         34.7           73           2.07
  1999 ......................................            5         11.374         29.3           62           2.07

Franklin Real Estate Fund
December 31,
  2000 ......................................           23         28.514         30.1          645           1.98
  1999 ......................................           20         21.919         -8.6          429           1.98

                                                                      Valuemark Charter Enhanced
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                     Units     Accumulation                                Expenses
                                                  Outstanding     Unit           Total      Net Assets    to Average
                                                (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           7        $25.799        -33.9%      $   183         2.12%
  1999 ......................................           7         39.011         34.5           275         2.12

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           8         16.293         69.8           129         2.42
  1999 ......................................           5          9.594         -9.5            50         2.42

Franklin Growth and Income Fund
December 31,
  2000 ......................................          15         30.473         16.2           466         2.09
  1999 ......................................           9          26.22         -0.8           238         2.10

Franklin High Income Fund
December 31,
  2000 ......................................           3         17.952        -14.3            61         2.14
  1999 ......................................           1         20.949         -1.9            18         2.14

Franklin Income Securities Fund
December 31,
  2000 ......................................           9         28.741         17.8           258         2.10
  1999 ......................................           4         24.391         -3.9            92         2.10

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................          23         21.006          4.1           493         2.37
  1999 ......................................           7         20.188         28.5           144         2.37

Franklin Money Market Fund
December 31,
  2000 ......................................          --         15.538          4.3            --         2.14
  1999 ......................................           1         14.901          3.0            16         2.14

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................           1         14.964         34.4            15         2.27
  1999 ......................................          --         11.131         29.0             6         2.27

Franklin Real Estate Fund
December 31,
  2000 ......................................           6         27.851         29.8           155         2.18
  1999 ......................................           1         21.452         -8.8            14         2.18

                                       81
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                        Valuemark Charter Traditional
                                           ---------------------------------------------------------------------------------
                                            Accumulation                                                          Ratio of
                                               Units       Accumulation                                           Expenses
                                            Outstanding        Unit              Total         Net Assets        to Average
                                           (in thousands)      Value            Return**     (in thousands)      Net Assets*
                                           ---------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................         17          $22.859             19.3%          $   399             2.15%
   1999 .................................         18           19.156            -11.2               340             2.16

Franklin Small Cap Fund
December 31,
   2000 .................................         13           24.070            -15.7               314             2.22
   1999 .................................         32           28.565             92.0               904             2.17

Franklin U.S. Government Fund
December 31,
   2000 .................................         47           20.978             10.1               990             1.92
   1999 .................................         87           19.049             -2.2             1,647             1.92

Franklin Value Securities Fund
December 31,
   2000 .................................         16            9.577             23.6               151             2.21
   1999 .................................         14            7.749             -0.3               108             2.21

Mutual Discovery Securities Fund
December 31,
   2000 .................................         13           15.012              9.0               197             2.41
   1999 .................................         20           13.779             19.9               275             2.42

Mutual Shares Securities Fund
December 31,
   2000 .................................         70           14.960             12.0             1,042             2.19
   1999 .................................         65           13.362             10.4               875             2.19

Templeton Asset Strategy Fund
December 31,
   2000 .................................          2           17.242             -2.5                33             2.22
   1999 .................................          2           17.693              4.8                36             2.22

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................         24            8.573            -30.5               206             2.96
   1999 .................................         21           12.331             50.3               253             2.82

Templeton Global Income Securities Fund
December 31,
   2000 .................................         30           17.537              3.0               530             2.06
   1999 .................................         25           17.033             -7.4               435             2.06

Templeton Growth Securities Fund
December 31,
   2000 .................................         58           19.779              0.3             1,151             2.28
   1999 .................................         51           19.717             16.5             1,012             2.29

                                                                    Valuemark Charter Enhanced
                                           ----------------------------------------------------------------------------------
                                             Accumulation                                                          Ratio of
                                                Units        Accumulation                                           Expenses
                                             Outstanding         Unit              Total        Net Assets        to Average
                                            (in thousands)       Value            Return**     (in thousands)     Net Assets*
                                           ----------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................            9          $22.458             19.1%          $   210             2.35%
   1999 .................................           11           18.857            -11.3               206             2.36

Franklin Small Cap Fund
December 31,
   2000 .................................            8           23.822            -15.9               199             2.42
   1999 .................................            3           28.328             91.7                79             2.37

Franklin U.S. Government Fund
December 31,
   2000 .................................           21           20.490              9.9               426             2.12
   1999 .................................           12           18.643             -2.3               217             2.12

Franklin Value Securities Fund
December 31,
   2000 .................................            3            9.563             23.3                26             2.41
   1999 .................................            3            7.753             -0.5                21             2.41

Mutual Discovery Securities Fund
December 31,
   2000 .................................           16           14.889              8.7               236             2.61
   1999 .................................           10           13.692             19.6               136             2.62

Mutual Shares Securities Fund
December 31,
   2000 .................................           27           14.836             11.7               408             2.39
   1999 .................................            8           13.278             10.1               100             2.39

Templeton Asset Strategy Fund
December 31,
   2000 .................................            2           17.047             -2.7                30             2.42
   1999 .................................            1           17.527              4.6                16             2.42

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................           14            8.458            -30.6               117             3.16
   1999 .................................            7           12.189             50.0                89             3.02

Templeton Global Income Securities Fund
December 31,
   2000 .................................           --           17.129              2.8                 6             2.26
   1999 .................................           --            16.67             -7.6                 6             2.26

Templeton Growth Securities Fund
December 31,
   2000 .................................           20           19.512              0.1               399             2.48
   1999 .................................           15           19.490             16.3               313             2.49

                                       82
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                         Valuemark Charter Traditional
                                                   -----------------------------------------------------------------------------
                                                    Accumulation                                                      Ratio of
                                                       Units       Accumulation                                       Expenses
                                                    Outstanding        Unit           Total         Net Assets       to Average
                                                   (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                   -----------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................           134          $21.923           -6.2%         $ 2,946             2.32%
   1999 ......................................           124           23.368           20.4            2,895             2.32

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             1           11.274           -2.4               11             2.53
   1999 ......................................            --           11.547           20.5                4             2.53

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             1            8.158          -26.6                5             2.48
   1999 ......................................             6           11.121           36.6               63             2.51

                                                                           Valuemark Charter Enhanced
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units         Accumulation                                       Expenses
                                                    Outstanding         Unit           Total        Net Assets         to Average
                                                   (in thousands)       Value         Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................             21          $21.538           -6.4%         $   458             2.52%
   1999 ......................................             14           23.004           20.2              303             2.52

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             13           11.169           -2.6              150             2.73
   1999 ......................................              4           11.462           20.3               51             2.73

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             12            8.015          -26.8               99             2.68
   1999 ......................................              4           10.948           36.4               48             2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.

                                       83
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                                               USAllianz Alterity Traditional
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                         Ratio of
                                                       Units        Accumulation                                         Expenses
                                                    Outstanding        Unit             Total         Net Assets        to Average
                                                   (in thousands)      Value           Return**     (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         70          $ 8.949            -10.5%         $   630             2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................        124            8.691            -19.9            1,075             2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................         43            7.810            -21.9              338             2.37+

AIM V.I. Value Fund
December 31, 2000(1) ............................         58            8.638            -13.6              502             2.16+

Alger American Growth Portfolio
December 31, 2000(1) ............................         51            9.180            -14.6              466             2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         54            9.014            -26.0              486             2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         67           10.776              7.8              727             2.25+

Alger American Small Capitalization
December 31, 2000(1) ............................         14            7.313            -26.9               99             2.30+

Davis VA Financial Portfolio
December 31, 2000(1) ............................         25           13.319             33.2              331             2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................         12           12.293             22.9              145             2.40+

Davis VA Value Portfolio
December 31, 2000(1) ............................         41           10.919              9.2              447             2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          8           30.377             21.2              229             2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................          4           22.438             25.0               88             2.40+

Franklin Small Cap Fund
December 31, 2000(1) ............................         30           23.825            -15.7              708             2.47+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          4           20.421             10.5               74             2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         25            8.843            -11.6              222             2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          6            9.282             -7.2               55             2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         14           14.890              8.1              215             2.66+

                                                                            USAllianz Alterity Enhanced
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                          Expenses
                                                    Outstanding        Unit             Total          Net Assets       to Average
                                                   (in thousands)      Value           Return**      (in thousands)     Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         27          $ 8.909            -10.9%         $   242             2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................         41            8.642            -20.2              354             2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................          8            7.775            -22.3               63             2.87+

AIM V.I. Value Fund
December 31, 2000(1) ............................         43            8.599            -14.0              367             2.66+

Alger American Growth Portfolio
December 31, 2000(1) ............................         29            9.128            -15.0              265             2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         45            8.963            -26.3              400             2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         53           10.727              7.3              566             2.75+

Alger American Small Capitalization
December 31, 2000(1) ............................          7            7.279            -27.2               53             2.80+

Davis VA Financial Portfolio
December 31, 2000(1) ............................          7           13.258             32.6               92             2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................          3           12.237             22.4               38             2.90+

Davis VA Value Portfolio
December 31, 2000(1) ............................          8           10.869              8.7               85             2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          1           28.664             20.7               15             2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         --           21.483             24.4                7             2.90+

Franklin Small Cap Fund
December 31, 2000(1) ............................         13           23.236            -16.1              307             2.97+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          1           19.262             10.0               26             2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................          1            8.802            -12.0               11             2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          7            9.240             -7.6               63             3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................          5           14.598              7.6               67             3.16+

                                       84
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Traditional
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit           Total         Net Assets       to Average
                                                    (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................           28          $14.782          14.8%         $   410             2.44%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           44           10.379           3.8              453             2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................           32            9.530          -4.7              304             2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          124            9.420          -5.8            1,167             2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................           13            9.481          -5.2              128             2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            8            8.829         -11.7               72             2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           24           10.676           6.8              258             2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          132            7.683         -23.2            1,014             2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           15           13.672          36.7              205             2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            5            8.454         -28.1               45             3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................           12           19.467           7.8              233             2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            3            7.970         -21.7               21             2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           18           10.381           2.6              185             2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            7           10.742          10.4               74             2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            4            8.392         -16.1               33             2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            9            9.496         -10.9               87             2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           93           10.373           3.7              969             2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            7            8.701         -13.0               57             2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            9           12.050          20.5              106             2.15+

                                                                            USAllianz Alterity Enhanced
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit          Total        Net Assets         to Average
                                                    (in thousands)      Value        Return**    (in thousands)       Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            9          $14.491         14.3%         $   135             2.94%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           33           10.331          3.3              341             2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            1            9.487         -5.1                7             2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           20            9.377         -6.2              185             2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            4            9.438         -5.6               40             2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            1            8.789        -12.1                7             2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            2           10.628          6.3               25             2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           58            7.648        -23.5              445             3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            1           13.610         36.1                9             2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            1            8.178        -28.4                8             3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            7           18.833          7.3              130             3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            7.628        -22.1                7             3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           --           10.320          2.1               --             2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            1           10.681          9.9               10             2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................           --            8.354        -16.5                2             3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            4            9.442        -11.3               34             2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           11           10.326          3.3              118             2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.662        -13.4              104             2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            5           11.995         20.0               63             2.65+

                                       85
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                           USAllianz Alterity Optional
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                         Expenses
                                                    Outstanding       Unit             Total         Net Assets        to Average
                                                   (in thousands)     Value           Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................        65          $ 8.925            -10.8%         $   583             2.43+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................       101            8.661            -20.1              877             2.43+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................        42            7.789            -22.1              326             2.67+

AIM V.I. Value Fund
December 31, 2000(1) ............................        93            8.615            -13.9              803             2.46+

Alger American Growth Portfolio
December 31, 2000(1) ............................        40            9.148            -14.8              363             2.49+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................        40            8.984            -26.2              362             2.63+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................        44           10.747              7.5              473             2.55+

Alger American Small Capitalization
December 31, 2000(1) ............................        28            7.293            -27.1              204             2.60+

Davis VA Financial Portfolio
December 31, 2000(1) ............................        11           13.283             32.8              150             2.70+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................        51           12.260             22.6              629             2.70+

Davis VA Value Portfolio
December 31, 2000(1) ............................        74           10.889              8.9              806             2.70+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................        13           29.337             20.9              382             2.44+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         1           21.860             24.6               11             2.70+

Franklin Small Cap Fund
December 31, 2000(1) ............................        20           23.470            -16.0              465             2.77+

Franklin U.S. Government Fund
December 31, 2000(1) ............................        16           19.717             10.2              306             2.47+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         6            8.818            -11.8               51             2.46+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................         6            9.257             -7.4               51             2.90+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         5           14.714              7.8               72             2.96+

                                       86
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Optional
                                                  ---------------------------------------------------------------------------
                                                   Accumulation                                                    Ratio of
                                                      Units          Accumulation                                  Expenses
                                                   Outstanding           Unit          Total       Net Assets     to Average
                                                  (in thousands)         Value        Return**   (in thousands)   Net Assets*
                                                  ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ............................        9              $14.607         14.5%          $131          2.74+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ............................       65               10.350          3.5            672          2.39+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ............................       --                9.504         -5.0              1          2.45+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ............................       37                9.394         -6.1            352          2.48+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ............................       30                9.455         -5.4            283          2.45+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ............................       10                8.805        -11.9             85          2.35+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ............................       21               10.647          6.5            226          2.35+

Seligman Global Technology Fund
December 31, 2000(1) ............................       78                7.662        -23.4            599          3.10+

Seligman Small Cap Value Fund
December 31, 2000(1) ............................       13               13.635         36.3            184          2.70+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ............................       13                8.288        -28.3            111          3.51+

Templeton Growth Securities Fund
December 31, 2000(1) ............................        9               19.084          7.5            177          2.83+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ............................        1                7.763        -22.0             10          3.03+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ............................       --               10.345          2.3              5          2.70+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ............................        8               10.705         10.1             82          2.45+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ............................        3                8.369        -16.3             26          3.21+

USAllianz VIP Growth Fund
December 31, 2000(1) ............................        1                9.464        -11.2             10          2.60+

USAllianz VIP Money Market Fund
December 31, 2000(1) ............................       57               10.345          3.4            593          2.60+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ............................        5                8.678        -13.2             46          2.30+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ............................       25               12.017         20.2            305          2.45+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from February 1, 2000 (fund commencement) to December 31, 2000.

                                       87
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                               USAllianz Rewards Traditional
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       310         $8.929         -14.5%      $2,770           2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       228          8.666         -24.6        1,979           2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................       143          7.792         -20.3        1,116           2.37+

AIM V.I. Value Fund
December 31, 2000(1) .....................       173          8.619         -16.9        1,491           2.16+

Alger American Growth Portfolio
December 31, 2000(1) .....................       329          9.154         -17.6        3,009           2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................       155          8.989         -22.9        1,395           2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       185         10.752          -4.6        1,990           2.25+

Alger American Small Capitalization
December 31, 2000(1) .....................        44          7.296         -23.6          324           2.30+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        90         13.289          26.8        1,198           2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        48         12.265           9.5          584           2.40+

Davis VA Value Portfolio
December 31, 2000(1) .....................       130         10.894           1.7        1,418           2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        15         30.892          16.5          459           2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         9         22.634          13.6          196           2.40+

Franklin Small Cap Fund
December 31, 2000(1) .....................        96         23.833         -15.3        2,284           2.47+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        64         20.771           9.8        1,328           2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        20          8.822         -10.0          175           2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        29          9.261          -9.6          273           2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................        13         14.864           2.3          193           2.66+

                                                                 USAllianz Rewards Enhanced
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       284         $8.913        -14.6%      $2,533            2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       197          8.642        -24.7        1,702            2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................        33          7.778        -20.4          255            2.87+

AIM V.I. Value Fund
December 31, 2000(1) .....................       113          8.603        -17.0          974            2.66+

Alger American Growth Portfolio
December 31, 2000(1) .....................       179          9.128        -17.8        1,637            2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................        65          8.963        -23.0          585            2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       187         10.732         -4.7        2,006            2.75+

Alger American Small Capitalization
December 31, 2000(1) .....................        13          7.283        -23.7           95            2.80+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        76         13.265         26.7        1,013            2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        16         12.243          9.4          192            2.90+

Davis VA Value Portfolio
December 31, 2000(1) .....................        68         10.874          1.6          735            2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        10         30.769         16.4          307            2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         5         22.545         13.4          116            2.90+

Franklin Small Cap Fund
December 31, 2000(1) .....................        21         23.739        -15.4          507            2.97+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        19         20.689          9.7          396            2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        12          8.806        -10.2          106            2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        20          9.244         -9.7          184            3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................         3         14.806          2.2           45            3.16+

                                       88
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS (CONTINUED)

                                                                            USAllianz Rewards Traditional
                                                    --------------------------------------------------------------------------
                                                     Accumulation                                                   Ratio of
                                                        Units        Accumulation                                   Expenses
                                                     Outstanding         Unit         Total         Net Assets     to Average
                                                    (in thousands)       Value       Return**     (in thousands)   Net Assets*
                                                    --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................             5          $14.812         10.8%         $    67          2.44+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           207            8.945        -17.4            1,851          2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            79            8.542        -13.1              673          2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           284            8.893        -13.6            2,524          2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            14            9.460         -1.3              133          2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            50            8.809        -14.0              437          2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           117           10.652          8.0            1,241          2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           256            7.665        -31.8            1,964          2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            76           13.641         21.8            1,043          2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            11            8.489        -17.9               97          3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................             6           19.584          4.9              109          2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            --            8.078        -17.4               --          2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................             4           10.351          1.9               45          2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            --           10.711         10.2               91          2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................             2            8.373        -16.0               18          2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................             5            9.469        -12.7               52          2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           922           10.349          2.5            9,543          2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            71            8.682        -18.2              612          2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            91           12.022         11.6            1,089          2.15+

                                                                            USAllianz Rewards Enhanced
                                                    ---------------------------------------------------------------------------
                                                     Accumulation                                                    Ratio of
                                                        Units       Accumulation                                     Expenses
                                                     Outstanding        Unit           Total        Net Assets      to Average
                                                    (in thousands)      Value         Return**    (in thousands)    Net Assets*
                                                    ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            4          $14.754          10.6%         $    62          2.94+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           41            8.929         -17.5              365          2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            6            8.527         -13.2               50          2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          170            8.877         -13.7            1,509          2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            2            9.442          -1.4               18          2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................           18            8.793         -14.1              155          2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            3           10.632           7.8               29          2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          105            7.651         -31.9              802          3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           16           13.616          21.6              219          2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................           --            8.455         -18.0               --          3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            8           19.507           4.8              155          3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            8.046         -17.6               12          3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................            2           10.328           1.8               17          2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................           14           10.687          10.1              148          2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            1            8.358         -16.1                9          3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................           --            9.448         -12.8                5          2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           55           10.330           2.4              566          2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.666         -18.3              106          2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................           15           12.001          11.5              174          2.65+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from May 1, 2000 (product commencement) to December 31, 2000.






                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 2000 and 1999.
          3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
          6. Notes to Consolidated Financial Statements - December 31, 2000, 1999 and 1998.

           The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and  Liabilities  as of December 31, 2000.
          3.  Statements  of  Operations  for the year ended  December 31, 2000.
          4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
          5.  Notes to Financial Statements - December 31, 2000.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2.  Not Applicable
           3.  a. Principal Underwriter Agreement(3)
               b. Selling Agreement(6)
           4.  Individual Immediate Variable Annuity Contract(3)
           4.  (i)   Individual Immediate Variable Annuity Contract
                     Endorsements(3)
           5.  Application for Individual  Immediate  Variable  Annuity(2)
           6.  (i)   Copy of Articles of Incorporation of the Company(1)
               (ii)  Copy of the Bylaws of the Company(1)
           7.  Not Applicable
           8.  Form of Fund Participation Agreement
               (a)   Form of Fund Participation Agreement between AIM Variable
                     Insurance Funds, Inc., Allianz Life Insurance Company of
                     North America and NALAC Financial Plans LLC.(4)
               (b)   Form of Fund Participation Agreement between Alger American
                     Fund, Allianz Life Insurance Company of North America and
                     Fred Alger and Company.(4)
               (c)   Form of Fund Participation Agreement between USAllianz
                     Variable Insurance Products Trust, Allianz Life Insurance
                     Company of North America and BISYS Fund Services Limited
                     Partnership(4)
               (d)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds, Inc., Van Kampen
                     Asset Management Inc. and Allianz Life Insurance Company of
                     North America(5)
               (e)   Form of Fund Participation Agreement between The Prudential
                     Series Fund, Inc., The Prudential Insurance Company of
                     America, and Prudential Investment Management Services
                     LLC(7)
               (f)   Form of Fund Participation Agreement between Franklin
                     Templeton Variable Insurance Products Trust, Templeton
                     Variable Products Series Fund, Franklin Templeton
                     Distributors, Inc. and Allianz Life Insurance Company of
                     North America(8)
               (g)   Form of Fund Participation Agreement between Allianz Life
                     Insurance Company of North America, PIMCO Variable
                     Insurance Trust, and PIMCO Fund Distributors, LLC(9)
               (h)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds Inc, Van Kampen
                     Asset Management and Allianz Life of North America
               (i)   Form of Fund Participation Agreement between Van Kampen
                     Funds, Inc., and USAllianz Investor Services, LLC
               (j)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.
               (k)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.
               (l)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.
               (m)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.
               (n)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.
               (o)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC.
           9.  Opinion and Consent of Counsel
          10.  Independent Auditors' Consent
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information (8)
          14.  Company Organizational Chart(6)
          27.  Not Applicable

  (1)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4 which was electronically filed on November 1, 1995.
  (2)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       3 to Form N-4 which was electronically filed on April 24, 1996.
  (3)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       5 to Form N-4 which was electronically filed on April 29, 1997.
  (4)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5)  Incorporated by reference to Registrant's Pre-Effective Amendment No.
       1 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
  (6)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       11 to Form N-4 which was electronically filed on April 28, 2000.
  (7)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-76190 and 811-05618) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 33-82329 and 811-05618) electronically filed December 30, 1999.

Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:



Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      ----------------------------------------------
Robert W. MacDonald              Chief Executive Officer
5701 Golden Hills Drive          and Director
Minneapolis, MN 55416-1297

Margery G. Hughes                President and
5701 Golden Hills Drive          Chief Administrative Officer
Minneapolis, MN 55416-1297

Mark A. Zesbaugh                 Senior Vice President
5701 Golden Hills Drive          and Chief Financial Officer
Minneapolis, MN 55416-1297

Lowell C. Anderson               Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach                 President - Special Markets Division
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Robert S. James                  Senior Vice President - Marketing Development
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Rev. Dennis J. Dease             Director
c/o University of St. Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050

Chuck Kavitsky                  Senior Vice President
5701 Golden Hills Drive         and Chief Marketing Officer
Minneapolis, MN 55416-1297



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 33-76190 and 811-05618).


Item 27.   Number of Contract Owners


As of September 30, 2001, there were 332 qualified Contract Owners and 351 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:



Name & Principal             Positions and Offices
Business Address             with Underwriter
-----------------------      -----------------------------------------------
Christopher H. Pinkerton     Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive      Chief Manager
Minneapolis, MN 55416-1297

Michael M. Ahles             Sr. Vice President, Chief Financial Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Catherine Q. Farley          Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Jennifer J. Wagner           Vice President
5701 Golden Hills Drive
Mineapolis, MN  55416-1297

Cynthia M. Robeck            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Tracy Gardner                Chief Administrative Officer & Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Keith Lavern Johnson         Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

George Dean Karris           Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Walter Jeffrey Kletti        Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Catherine Louise Mielke      Vice President & Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Carolyn Beach Shaw           Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Corey Jay Walther            Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297



     c.  Not Applicable

Item 30.   Location of Accounts and Records


Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 29th day of October, 2001.




                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                       (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                  By:  /s/ Stewart Gregg
                                       ---------------------
                                           Stewart D. Gregg
                                           Senior Counsel

                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ Stewart Gregg
                                       ---------------------
                                           Stewart D. Gregg
                                           Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*         Chairman of the Board         10/29/2001
Lowell C. Anderson                                           Date

Robert W. MacDonald*        Director and                  10/29/2001
Robert W. MacDonald         Chief Executive Officer          Date

Margery G. Hughes*          President and                 10/29/2001
Margery G. Hughes           Chief Adminstrative Officer      Date

Mark A. Zesbaugh*           Chief Financial OFficer and   10/29/2001
Mark A. Zesbaugh            Senior Vice President            Date

Herbert F. Hansmeyer*       Director                      10/29/2001
Herbert F. Hansmeyer                                         Date

Michael P. Sullivan*        Director                      10/29/2001
Michael P. Sullivan                                          Date

Dr. Gerhard Rupprecht*      Director                      10/29/2001
Dr. Gerhard Rupprecht                                        Date

Rev. Dennis J. Dease*       Director                      10/29/2001
Rev. Dennis J. Dease                                         Date

James R. Campbell*          Director                      10/29/2001
James R. Campbell                                            Date

Robert M. Kimmitt*          Director                      10/29/2001
Robert M. Kimmitt                                            Date


                                *By   Power  of  Attorney

                                 By:  /s/ Stewart Gregg
                                      ---------------------
                                          Stewart Gregg
                                          Senior Counsel






                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, Chairman of the Board of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert
W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Chairman of the Board of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Lowell C. Anderson
    Lowell C. Anderson


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
----------------
name:


                           LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert W. MacDonald, Chief Executive Officer and a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson as my attorney and agent, for me, and in my name as Chief Executive Officer and Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Robert W. MacDonald
    Robert W. MacDonald


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
-----------------------
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery G. Hughes, President and

     Chief Administrative Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as President and Chief Administrative Officer of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Margery G. Hughes
    Margery G. Hughes



WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke

name:


                            LIMITED POWER OF ATTORNEY


KNOWN ALL MEN BY THESE PRESENTS, that I, Mark A. Zesbaugh, Senior Vice President and Chief Financial Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart
D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Senior Vice President and Chief Financial Officer of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Mark A. Zesbaugh
    Mark A. Zesbaugh


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
---------------
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Herbert F. Hansmeyer, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Herbert F. Hansmeyer
    Herbert F. Hansmeyer


WITNESS my hand and seal this 13 day of August 2001.

WITNESS:


Judy K. Bechthold
-------------------
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Michael P. Sullivan, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Michael P.Sullivan
    Michael P. Sullivan


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
------------------
name:



                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Dr. Gerhard G. Rupprecht, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Dr.Gerhard G. Rupprecht
    Dr.Gerhard G. Rupprecht


WITNESS my hand and seal this 6 day of July 2001.

WITNESS:


------------------
name:


Urkundenrolle Nr. 3767/2001


                            Unterschriftsbeglaubigung

Die Vorstehende, heute vor mir vollzogene Unterschrift von

        Herrn Dr. Gerhard Rupprecht, Vorsitzender des Vorstands,
         Geschaftsansassig in 70178 Stuttgart, Reinsburgstr. 19,
                        geboren am 29.11.1948

beglaubige ich.

Herr Dr. Rupprecht ist mir personlich bekannt.

                                                 Stuttgart, den 6. Juli 2001

                                                 Notar /s/ Wenz
                                                          (Wenz)
                  (Notary seal)

Kosten:
Gerbuhr gem. ss. 45 KostO
aus DM 50.000,00                            40,00 DM
Gebuhr gem.ss.58,153 KostO                  43,00 DM
Schreibauslagen                              2,00 DM
16% USt. Aus DM 85,00                       13,60 DM
                                            --------
                                            98,60 DM

Notar
Wenz



                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Reverand Dennis J. Dease, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Dennis J. Dease
    Dennis J. Dease


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:


Mary Ann Lenke
-----------------------
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, James R. Campbell, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ James R. Campbell
    James R. Campbell


WITNESS my hand and seal this 17 day of July 2001.

WITNESS:

Mary Ann Lenke
-----------------------
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert M. Kimmitt, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Robert M. Kimmitt
    -----------------
    Robert M. Kimmitt, Esq.


WITNESS my hand and seal this 11 day of July 2001.

WITNESS:

Lorraine Marshall
-----------------------
name:Lorraine Marshall

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS


Exhibit                                                                 Page

EX-99.B8.h  Form of Fund Participation Agreement-Van Kampen

EX-99.B8.i  Form of Fund Participation Agreement-Van Kampen 12b-1

EX-99.B8.j  Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX-99.B8.k  Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX-99.B8.l  Form of Fund Participation Agreement-Van Kampen Interim

EX-99.B8.m  Form of Fund Participation Agreement-Alliance Sub-Adv

EX-99.B8.n  Form of Fund Participation Agreement-PIMCO Sub-Adv

EX-99.B8.o  Form of Fund Participation Agreement-Templeton Sub-Adv

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent